     Registration No. 2-88607


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                 --------------

                                    FORM S-6

                                 POST-EFFECTIVE
                                AMENDMENT NO. 12

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF l933

                              SEPARATE ACCOUNT ONE
                                       OF
                             THE MANUFACTURERS LIFE
                          INSURANCE COMPANY OF AMERICA
                             (Exact name of trust)

                             THE MANUFACTURERS LIFE
                          INSURANCE COMPANY OF AMERICA
                              (Name of depositor)

                                 --------------

                       500 N. Woodward Avenue, Suite 250
                       Bloomfield Hills, Michigan  48304
              (Address of depositor's principal executive offices)


   JAMES D. GALLAGHER
   Secretary and General Counsel       Notice to:
   The Manufacturers Life              W. Randolph Thompson, Esq., Of Counsel
   Insurance Company of America             Jones & Blouch L.L.P., Suite 405W
   500 N. Woodward Avenue                     1025 Thomas Jefferson St., N.W.

Bloomfield Hills, Michigan 48304                       Washington, D.C. 20007
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:
___ immediately upon filing pursuant to paragraph (b) of Rule 485
___ on December 31, 1996 pursuant to paragraph (b) of Rule 485
___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
 X  on December 31, 1996 pursuant to paragraph (b)(1)(ix) of Rule 485
---
___ 75 days after filing pursuant to paragraph (a)(2) of Rule 485


#7092

                              SEPARATE ACCOUNT ONE
                                       OF
              THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA

                       Registration Statement on Form S-6

                             Cross-Reference Sheet



Form
N-8B-2
Item No.                     Caption in Prospectus
--------    ----------------------------------------------------------------
 1   -----  Cover page: General Information About Manufacturers Life of America, Separate Account One and NASL Series Trust (What is
            Manufacturers Life of America's Separate Account One?)
 2   -----  Cover page: General Information About Manufacturers Life of America, Separate Account One and NASL Series Trust (Who are
            Manufacturers Life of America and Manufacturers Life?)
 3   -----  *
 4   -----  Detailed Information about the Policy and Manufacturers
            Life of America (Who Sells the Policies and What Are the Sales
            Commissions?)
 5   -----  General Information About Manufacturers Life of America,
            Separate Account One and NASL Series Trust (What is Manufacturers
            Life of America's Separate Account One?)
 6   -----  General Information About Manufacturers Life of America,
            Separate Account One and NASL Series Trust (What is Manufacturers
            Life of America's Separate Account One?)
 7   -----  *
 8   -----  *
 9   -----  Detailed Information About the Policy and Manufacturers
            Life of America (Is There any Litigation Pending?)
10   -----  Detailed Information About the Policy and Manufacturers
            Life of America; Appendix C; Appendix D
11   -----  General Information About Manufacturers Life of America,
            Separate Account One and NASL Series Trust (What is NASL Series
            Trust?)
12   -----  General Information About Manufacturers Life of America,
            Separate Account One and NASL Series Trust (What is NASL Series
            Trust?)
13   -----  Detailed Information About the Policy and Manufacturers
            Life of America (How Will Charges and Expenses Be Deducted?)

__________
*  Omitted since answer is negative or item is not applicable.
** Omitted.

Form
N-8B-2
Item No.                     Caption in Prospectus
--------    -----------------------------------------------------------------
14   -----  Detailed Information About the Policy and Manufacturers
            Life of America (How Do Premium Amounts Vary?; What Responsibilities
            Has Manufacturers Life Assumed?)
15   -----  Detailed Information About the Policy and Manufacturers
            Life of America (When Are Net Premiums Allocated?; Are Transfers
            Between Sub-Accounts Allowed?)
16   -----  **
17   -----  Detailed Information About the Policy and Manufacturers
            Life of America (How Does The Surrender Of A Policy For Its Net Cash
            Value Work?; When Are Proceeds Paid?)
18   -----  General Information About Manufacturers Life of America,
            Separate Account One and NASL Series Trust
19   -----  Detailed Information About the Policy and Manufacturers
            Life of America (Who Sells the Policies and What Are the Sales
            Commissions?; What Reports Will Be Sent to Policyowners?; What
            Responsibilities Has Manufacturers Life Assumed?)
20   -----  *
21   -----  Detailed Information About the Policy and Manufacturers
            Life of America
22   -----  *
23   -----  **
24   -----  Detailed Information About the Policy and Manufacturers
            Life of America (What Are The Other General Policy Provisions?)
25   -----  General Information About Manufacturers Life of America,
            Separate Account One and NASL Series Trust (Who Are Manufacturers Life
            of America and Manufacturers Life?)
26   -----  *
27   -----  **
28   -----  Detailed Information About the Policy and Manufacturers
            Life of America (Who Are The Directors and Officers of Manufacturers
            Life of America?)
29   -----  General Information About Manufacturers Life of America,
            Separate Account One and NASL Series Trust (Who Are Manufacturers Life
            of America and Manufacturers Life?)
30   -----  *
31   -----  *

__________
*  Omitted since answer is negative or item is not applicable.
** Omitted.

Form
N-8B-2
Item No.                     Caption in Prospectus
----------  -----------------------------------------------------------------
32   -----  *
33   -----  *
34   -----  *
35   -----  **
36   -----  *
37   -----  *
38   -----  Detailed Information About the Policy and Manufacturers
            Life of America (Who Sells the Policies and What Are the Sales
            Commissions?; What Responsibilities Has Manufacturers Life Assumed?)
39   -----  Detailed Information about the Policy and Manufacturers
            Life of America (Who Sells the Policies and What Are the Sales
            Commissions?)
40   -----  *
41   -----  **
42   -----  *
43   -----  *
44   -----  Appendix D
45   -----  *
46   -----  Detailed Information About the Policy and Manufacturers
            Life of America (How Does The Surrender Of A Policy For Its Net Cash
            Value Work?; When Are Proceeds Paid?)
47   -----  General Information About Manufacturers Life of America,
            Separate Account One and NASL Series Trust (What is NASL Series
            Trust?)
48   -----  *
49   -----  *
50   -----  General Information About Manufacturers Life of America,
            Separate Account One and NASL Series Trust (What is Manufacturers Life
            of America's Separate Account One?)
51   -----  Detailed Information About the Policy and Manufacturers
            Life of America
52   -----  Detailed Information About the Policy and Manufacturers
            Life of America (Under What Circumstances May Fund Shares Be
            Substituted?)
53   -----  **
54   -----  *
55   -----  *
56   -----  *
57   -----  *
58   -----  *
59   -----  Financial Statements


__________
*  Omitted since answer is negative or item is not applicable.
** Omitted.

                                     PART I


                                   PROSPECTUS

________________________________________________________________________________
PROSPECTUS
________________________________________________________________________________

DIRECTOR 2000

PROSPECTUSES FOR
VARIABLE LIFE INSURANCE
ISSUED BY
THE MANUFACTURERS LIFE
INSURANCE COMPANY OF AMERICA
AND FOR
NASL SERIES TRUST


The Manufacturers Life
Insurance Company of America  [ART WORK]


NOTE: The prospectus for Variable Life Insurance issued by The Manufacturers Life Insurance Company of America and the prospectus for NASL Series Trust, Inc. when used in conjunction with the Variable Life Insurance Prospectus is intended for the information only of existing Variable Life Insurance Policyowners and not for the solicitation of additional Policy purchases.

PROSPECTUS

THE MANUFACTURERS LIFE INSURANCE
COMPANY OF AMERICA
SEPARATE ACCOUNT ONE
VARIABLE LIFE INSURANCE POLICY

This prospectus describes the variable life insurance policy (the "Policy") issued by The Manufacturers Life Insurance Company of America ("Manufacturers Life of America"), a stock life insurance company that is an indirect wholly-owned subsidiary of The Manufacturers Life Insurance Company ("Manufacturers Life"). These Policies provide whole-life insurance protection. That is, they provide lifetime insurance coverage, as long as premiums are paid. They also provide a cash value for the Policyowner if the Policy is terminated during the life insured's lifetime. A Policy's death benefit varies with the investment performance of the sub-accounts of Manufacturers Life of America's Separate Account One (the "Account") to which the Policyowner allocates the net premiums. Whatever the investment performance, however, it will not cause the death benefit to be less than the face amount specified in the Policy. The cash value of a Policy varies daily. There is no guaranteed minimum cash value.

A Policy's net premiums and earnings on those premiums will be held in one or more of the sub-accounts of the Account. The assets of each sub-account will be used to purchase shares of a particular portfolio ("Portfolio") of NASL Series Trust. The accompanying prospectus for the NASL Series Trust describes the investment objectives of the Trust in which net premiums may be invested: the Emerging Growth Trust, the Balanced Trust, the Capital Growth Bond Trust, the Money Market Trust, the Quantitative Equity Trust (formerly, the Common Stock
Fund), and the Real Estate Securities Trust (collectively, the "NASL Trusts"). Other sub-accounts and Portfolios may be added in the future.

This product is no longer being offered for sale.

PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT IS VALID ONLY WHEN ACCOMPANIED BY A CURRENT PROSPECTUS FOR NASL SERIES TRUST.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The Manufacturers Life Insurance
Company of America
500 N. Woodward Avenue
Bloomfield Hills, Michigan 48304


Service Office:
200 Bloor Street East
Toronto, Ontario, Canada
M4W 1E5
Telephone: 1(800)827-4546
     1(800) VARILIN(E)




                                                                             (i)

THE DATE OF THIS PROSPECTUS IS DECEMBER 31, 1996.




                                                                           (ii)

                              PROSPECTUS CONTENTS

                                                                               PAGE

INTRODUCTION TO POLICIES ....................................................    1
What Is Variable Life Insurance? ............................................    1
How are Premiums Invested? ..................................................    1
What Amounts Are Deducted From Premiums? ....................................    2
What Other Policy Charges Are Made? .........................................    2
How Often Do The Death Benefit And Cash Value Change? .......................    2
What Is The Minimum Face Amount For Which A Policy Will Be Issued? ..........    2

GENERAL INFORMATION ABOUT MANUFACTURERS LIFE OF AMERICA, SEPARATE ACCOUNT
  ONE AND NASL SERIES TRUST .................................................    3
Who Are Manufacturers Life of America And Manufacturers Life? ...............    3
What Is Manufacturers Life of America's Separate Account One? ...............    3
What Is NASL Series Trust? ..................................................    4
What Are The Investment Objectives and Certain Policies Of The Portfolios? ..    4

DETAILED INFORMATION ABOUT THE POLICY AND MANUFACTURERS LIFE OF AMERICA .....    6
What Are The Requirements For Issuance Of A Policy? .........................    6
Is There A Short-Term Cancellation Right, Or "Free Look"? ...................    6
How Are Premiums Payable? ...................................................    6
How Do Premium Amounts Vary? ................................................    6
What Happens If A Premium Is Not Paid When Due? .............................    7
Is There Any Premium Adjustment On Death? ...................................    7
When Are Net Premiums Allocated? ............................................    7
Are Transfers Between Sub-accounts Allowed? .................................    8
How Will Charges And Expenses Be Deducted? ..................................    9
How Will A Policy's Death Benefit Vary? .....................................   12
How Will A Policy's Cash Value Vary? ........................................   14
How Does The Surrender Of A Policy For Its Net Cash Value Work? .............   16
When Are Proceeds Paid? .....................................................   16
What Are Some Illustrations Of Cash Values And Death Benefits? ..............   17
Under What Conditions Are Loans Available? ..................................   21
What Interest Is Charged On A Policy Loan? ..................................   21
How Are Loans And Loan Repayments Administered? .............................   22
What Are The Exchange Privileges Of The Policy? .............................   23
Who Sells The Policies And What Are The Sales Commissions? ..................   24
What Responsibilities Has Manufacturers Life Assumed? .......................   24
What Is The Tax Treatment Of Policy Benefits? ...............................   25
What Are The Options On Lapse? ..............................................   26
What Are The Reinstatement Rules? ...........................................   27
What Are The Other General Policy Provisions? ...............................   27
What Are The Voting Rights? .................................................   28
Who Are The Directors and Officers Of Manufacturers Life of America? ........   29
Under What Circumstances May Fund Shares Be Substituted? ....................   31
What Reports Will Be Sent To Policyowners? ..................................   31
What State Regulations Apply? ...............................................   32
Is There Any Litigation Pending? ............................................   32


                                                                          (iii)

                                                                               PAGE

Where Can Further Information Be Found? .....................................   32
Legal Matters ...............................................................   32
Experts .....................................................................   32
APPENDIX A ..................................................................   33
APPENDIX B ..................................................................   36
APPENDIX C ..................................................................   42
APPENDIX D ..................................................................   43
FINANCIAL STATEMENTS ........................................................   46



THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND THE PROSPECTUS OF NASL SERIES TRUST OR THE STATEMENT OF ADDITIONAL INFORMATION OF NASL SERIES TRUST.

THE PURPOSE OF THE POLICIES IS TO PROVIDE INSURANCE PROTECTION FOR THE BENEFICIARY NAMED IN A POLICY. NO CLAIM IS MADE THAT THE POLICIES ARE IN ANY WAY SIMILAR OR COMPARABLE TO A SYSTEMATIC INVESTMENT PLAN OF A MUTUAL FUND.

You are urged to examine this prospectus carefully. Except as otherwise stated, the discussion assumes all premiums are paid when due and there is no outstanding Policy loan.

The INTRODUCTION TO POLICIES will briefly describe the Variable Life Insurance Policy. More detailed information will be found later in the prospectus.

                                                                            (iv)

INTRODUCTION TO POLICIES

WHAT IS VARIABLE LIFE INSURANCE?

The variable life insurance offered by Manufacturers Life of America is, in many respects, similar to traditional "fixed-benefit" whole life insurance. In other respects, it is quite different.

-- The main similarities are:

-- The Policyowner pays a level premium for a Policy that provides a death benefit which is payable to the beneficiary upon the life insured's death.

-- A minimum death benefit, the face amount, is guaranteed.

-- The Policy has a cash value that the Policyowner may borrow against by taking a Policy loan or may obtain by surrendering the Policy.

The main differences are:


-- The Policyowner may allocate the Policy's premiums, after certain deductions have been made, among one or more of the investment sub-accounts of Manufacturers Life of America's Separate Account One. Each sub-account invests in the shares of a particular Portfolio of NASL Series Trust. These Portfolios are the Emerging Growth Portfolio, the Balanced Portfolio, the Capital Growth Bond Portfolio, the Money Market Portfolio, the Quantitative Equity Portfolio (formerly, the Common Stock Portfolio), and the Real Estate Securities Portfolio.

-- The death benefit under a Policy can increase or decrease depending on the investment performance of the Portfolios underlying the sub-accounts to which the Policy's net premiums are allocated; but the death benefit will never decrease below the initial face amount of the Policy if the premiums are paid when due and there is no outstanding Policy loan.


-- The Policy offers the opportunity for appreciation of its cash value based upon investment results. The cash value may increase or decrease each Business Day. The Policyowner bears the risk of decreases in the cash value, since no minimum amount is guaranteed.

HOW ARE PREMIUMS INVESTED?

Net premiums are allocated to the Account and invested in shares of NASL Series Trust. NASL Series Trust has several Portfolios. The Portfolios currently offered are the Emerging Growth Trust, Quantitative Equity Trust (formerly, the Common Stock Fund), Real Estate Securities Trust, Balanced Trust, Capital Growth Bond Trust and Money Market Trust. There are six sub-accounts of the Account, each of which invests in a particular Portfolio of NASL Series Trust. The Policyowner chooses the sub-account(s) of the Account into which the net premiums will be placed.

WHAT AMOUNTS ARE DEDUCTED FROM PREMIUMS?


Manufacturers Life of America deducts certain charges from each premium payment before placing any amount in the sub-account(s). These are for administrative and sales expenses and state premium taxes, as well as for assuming certain insurance risks, including the risk that the life insured will die when the guaranteed face amount is more than would have been payable in the absence of that guarantee. To compensate for sales expenses, there is deducted a sales load of not more than 30% of the basic premium in the first Policy year, 10% of the basic premium in the second through fourth years, and 7.5% thereafter. To compensate for administrative expenses, there is a first year charge of not more than $9 for each $1,000 of guaranteed face amount and an annual fee of $30, provided premiums are payable on an annual basis. Also deducted are a charge equal to 2% of each basic premium to pay state premium taxes and a charge of not more than $1 per $1,000 of face amount, provided premiums are payable on an annual basis, for the guarantee to pay not less than the face amount of the Policy. In addition, a surcharge of not more than $7.30 per $1,000 of face amount, provided premiums are payable on an annual basis, is made for Policies issued to smokers, and an additional deduction of $1.50 per $1,000 of face amount, provided premiums are payable on an annual basis, is made for Policies issued with a face amount of less than $25,000. Finally, additional premiums may be assessed for optional insurance benefits or extra mortality risks. (See "How Will Charges and Expenses Be Deducted?").


WHAT OTHER POLICY CHARGES ARE MADE?

Manufacturers Life of America deducts from the assets of the Account a daily charge equivalent to an annual rate of 0.10% of the average net value of the Account's assets for mortality and expense risks. In addition, Manufacturers Life of America deducts from assets in the Account relating to a Policy on each premium due date for that Policy the cost of insurance attributable to the period elapsed since the previous due date. When a Policy loan is made, a loan administration fee not to exceed 0.20% per year is also deducted. Finally, Manufacturers Life of America reserves the right to make a charge or other provision for certain taxes. See "How Will Charges And Expenses Be Deducted?", and "How Are Loans And Loan Repayments Administered?".

HOW OFTEN DO THE DEATH BENEFIT AND CASH VALUE CHANGE?

The death benefit is adjusted on each premium due date (but not below the face amount) depending on the investment results of the Funds underlying the sub-account(s) in which the Policy participates. It does not change simply because a premium is paid. The cash value also changes at a rate that depends on the investment results of the underlying Funds, but these changes take place on each Business Day. For more detailed information about how the death benefit and cash value change, see "How Will A Policy's Death Benefit Vary?" and "How Will A Policy's Cash Value Vary?".

A Business Day is any day on which the New York Stock Exchange is open for trading or any other day as of which the net asset value of a Fund is determined. Currently, a Business Day ends at 4:00 P.M., Eastern Time. When a Policy value or amount is to be determined after the end of a Business Day or on a day which is not a Business Day, it will be determined on the next day which is a Business Day. A Policy value or amount determined on a Business Day will be determined as of the end of such day.

WHAT IS THE MINIMUM FACE AMOUNT FOR WHICH A POLICY WILL BE ISSUED?

Manufacturers Life of America will issue a Policy only if it has a face amount of not less than $25,000, except for Policies purchased under group or sponsored arrangements in which case the minimum face amount is $10,000.

For a limited time, a Policy may be returned for a refund in accordance with the terms of its "free look" provision. (See "Is There A Short-Term Cancellation Right, Or "Free Look"?".)

Each Policyowner should retain a copy of the Policy. The Policy, together with the attached application, constitutes the entire agreement between the Policyowner and Manufacturers Life of America.

GENERAL INFORMATION ABOUT MANUFACTURERS LIFE OF AMERICA, SEPARATE ACCOUNT ONE AND THE SERIES FUND

WHO ARE MANUFACTURERS LIFE OF AMERICA AND MANUFACTURERS LIFE?

Manufacturers Life of America, a wholly-owned subsidiary of The Manufacturers Life Insurance Company (U.S.A.) ("Manufacturers USA"), is a stock life insurance company organized under the laws of Pennsylvania on April 11, 1977 and redomesticated under the laws of Michigan on December 9, 1992. It is a licensed life insurance company in the District of Columbia and all states of the United
States except New York.   The Manufacturers Life Insurance Company (U.S.A.), a
life insurance company organized in 1955 under the laws of Maine and redomesticated under the laws of Michigan on December 30, 1992, is a wholly-owned subsidiary of Manulife Reinsurance Corporation (U.S.A.), a life insurance company organized in 1983 under the laws of Michigan which in turn is a wholly-owned subsidiary of Manufacturers Life, a mutual life insurance company based in Toronto, Canada. Manufacturers Life and its subsidiaries, together, constitute one of the largest life insurance companies in North America and ranks among the 60 largest life insurers in the world as measured by assets. Manufacturers Life and Manufacturers Life of America have received the following ratings from independent rating agencies: Standard and Poor's Insurance Rating Service -- AA+, A.M. Best Company -- A++, Duff & Phelps Credit Rating Co. -- AAA, and Moody's Investors Service, Inc. -- Aa3. However, neither Manufacturers Life of America nor Manufacturers Life guarantees the investment performance of the Separate Account.


WHAT IS MANUFACTURERS LIFE OF AMERICA'S SEPARATE ACCOUNT ONE?

Manufacturers Life of America established its Separate Account One on May 25, 1983 as a separate account under Pennsylvania law. It is currently being operated under Michigan Law. The Account holds assets that are segregated from all of Manufacturers Life of America's other assets. The Account is currently used only to support variable life insurance policies.

Manufacturers Life of America is the legal owner of the assets in the Account. Manufacturers Life of America will at all times maintain assets in the Account with a total market value at least equal to the reserves and other liabilities relating to variable life insurance benefits under all the Policies participating in the Account less the aggregate amount of Policy debts. These assets may not be charged with liabilities which arise from any other business Manufacturers Life of America conducts. However, all obligations under the variable life insurance policies are general corporate obligations of Manufacturers Life of America.

The Account is registered with the Securities and Exchange Commission ("S.E.C.") under the Investment Company Act of 1940 ("1940 Act") as a unit investment trust. A unit investment trust is a type of investment company which invests its assets in specified securities, such as the shares of one or more investment companies, rather than in a portfolio of unspecified securities. Registration under the 1940 Act does not involve any supervision by the S.E.C. of the management or investment policies or practices of the Account. For state law purposes the Account is treated as a part or division of Manufacturers Life of America.

WHAT IS NASL SERIES TRUST?

Each sub-account of the Account will purchase shares only of a particular
Portfolio of NASL Series Trust.   NASL Series Trust is registered under the
1940 Act as an open-end management investment company. The Account will purchase and redeem shares of NASL Series Trust at net asset value. Shares will be redeemed to the extent necessary for Manufacturers Life of America to provide benefits under the Policies, to transfer assets from one sub-account to another as requested by Policyowners, and for other purposes not inconsistent with the Policies. Any dividend or capital gain distribution received from a Portfolio will be reinvested immediately at net asset value in shares of that Portfolio with respect to the Policies and retained as assets of the corresponding sub-account. NASL Series Trust shares are issued to fund benefits under both variable annuity contracts and variable life insurance policies issued by Manufacturers Life of America or life insurance companies affiliated with Manufacturers Life of America. Manufacturers Life of America will also purchase shares through its general account for certain limited purposes including initial Portfolio seed money. For a description of the procedures for handling potential conflicts of interest arising from the funding of such benefits, see the accompanying NASL Series Trust prospectus.



NASL Series Trust receives investment advisory services from NASL Financial Services, Inc. NASL Financial Services, Inc. is a registered investment adviser under the Investment Advisers Act of 1940. NASL Series Trust also employs subadvisers. The following subadvisers provide investment subadvisory services to the indicated portfolios:


        FUND                               SUBADVISER
        Emerging Growth Trust              Warburg, Pincus Counsellors, Inc.
        Quantitative Equity Trust
           (formerly, Common Stock Fund)   Manufacturers Adviser Corporation*
        Real Estate Securities Trust       Manufacturers Adviser Corporation*
        Balanced Trust                     Founders Asset Management, Inc.
        Capital Growth Bond Trust          Manufacturers Adviser Corporation*
        Money Market Trust                 Manufacturers Adviser Corporation*



WHAT ARE THE INVESTMENT OBJECTIVES AND CERTAIN POLICIES OF THE PORTFOLIOS?

The investment objectives and certain policies of the Portfolios currently available to policyowners through corresponding sub-accounts are set forth below. There is, of course, no assurance that these objectives will be met.

Emerging Growth Trust. The investment objective of the Emerging Growth Trust is maximum capital appreciation. Warburg, Pincus Counsellors, Inc. manages the Emerging Growth Trust and will pursue this objective by

* Manufacturers Adviser Corporation is an indirect wholly-owned subsidiary of Manufacturers Life.

investing primarily in a portfolio of equity securities of domestic companies. The Emerging Growth Trust ordinarily will invest at least 65% of its total assets in common stocks or warrants of emerging growth companies that represent attractive opportunities for maximum capital appreciation.

Quantitative Equity Trust (formerly, Common Stock Fund). The investment objective of the Quantitative Equity Trust is to achieve intermediate and long-term growth through capital appreciation and current income by investing in common stocks and other equity securities of well established companies with promising prospects for providing an above-average rate of return. Manufacturers Adviser Corporation manages the Quantitative Equity Trust.

Real Estate Securities Trust. The investment objective of the Real Estate Securities Trust is to achieve a combination of long-term capital appreciation and satisfactory current income by investing in real estate related equity and debt securities. Manufacturers Adviser Corporation manages the Real Estate Securities Trust.

Balanced Trust. The investment objective of the Balanced Trust is current income and capital appreciation. Founders Asset Management, Inc. Is the manager of the Balanced Trust and seeks to attain this objective by investing in a balanced portfolio of common stocks, U.S. and foreign government obligations and a variety of corporate fixed-income securities.

Capital Growth Bond Trust. The investment objective of the Capital Growth Bond Trust is to achieve growth of capital by investing in medium-grade or better debt securities, with income as a secondary consideration. Manufacturers Adviser Corporation manages the Capital Growth Bond Trust. The Capital Growth Bond Trust differs from most "bond" funds in that its primary objective is capital appreciation, not income.

Money Market Trust. The investment objective of the Money Market Trust is to obtain maximum current income consistent with preservation of principal and liquidity. Manufacturers Adviser Corporation manages the Money Market Trust and seeks to achieve this objective by investing in high quality, U.S. dollar denominated money market instruments.


A full description of the NASL Series Trust, its investment objectives, policies and restrictions, the risks associated therewith, its expenses, and other aspects of its operation is contained in the accompanying NASL Series Trust prospectus, which should be read together with this prospectus.

DETAILED INFORMATION ABOUT THE POLICY AND MANUFACTURERS LIFE OF AMERICA

WHAT ARE THE REQUIREMENTS FOR ISSUANCE OF A POLICY?

Manufacturers Life of America will issue a Policy only if it has a face amount of not less than $25,000, except for Policies purchased under group or sponsored arrangements in which case the minimum face amount is $10,000. A Policy may be issued on lives between the ages of 0 and 80. Before issuing any Policy, Manufacturers Life of America will require evidence of insurability satisfactory to it. Non-smokers who meet standard underwriting requirements are offered a discount in computing the premium payable. A higher premium is charged if an extra mortality risk is involved.

IS THERE A SHORT-TERM CANCELLATION RIGHT,
OR "FREE LOOK"?

A Policy may be returned for a full refund within 10 days after it is received, within 45 days after the application for insurance is signed, or within 10 days after Manufacturers Life of America mails or delivers a notice of right of withdrawal, whichever is latest. The Policy can be mailed or delivered to the Manufacturers Life of America agent who sold it or to the Manufacturers Life of America Service Office. Immediately on such delivery or mailing, the Policy shall be deemed void from the beginning. Within seven days after receipt of the returned Policy at its Service Office, Manufacturers Life of America will refund any premium paid.

HOW ARE PREMIUMS PAYABLE?

Premiums on the Policy are level, fixed, and payable in advance during the life insured's lifetime on an annual, semiannual, quarterly or monthly basis. If paid more often than annually, an extra fee will be charged. A Policyowner may change the mode of payment originally selected, such change to be effective at the next Policy Anniversary. A change in the mode of payment will change the frequency of the determination of the death benefit.

HOW DO PREMIUM AMOUNTS VARY?

The premium amount depends on the Policy's face amount, the life insured's age at issue, the frequency of premium payments, the life insured's risk classification including whether he or she is a standard risk or a non-smoker, whether the Policy is purchased under group or sponsored arrangement, and, except in the case of Policies issued under an employer sponsored plan, the life insured's sex. Additional premiums are charged if optional insurance benefits are added by rider. Policyowners who pay premiums other than on a monthly basis will have a notice that a premium is due mailed at least 15 calendar days prior to the due date.

The following table shows representative standard and non-smoker annual premium amounts for various face amounts:



                                      $25,000 FACE AMOUNT                       $100,000 FACE AMOUNT
                                  -----------------------------            ------------------------------
                                  STANDARD           NON-SMOKER             STANDARD           NON-SMOKER
                                  --------           ----------            ---------           ----------
Male, age 25 at issue              $298.75              $270.75            $1,009.00              $903.00
Male, age 35 at issue              $438.50              $369.00            $1,568.00            $1,299.00
Male, age 40 at issue              $546.75              $442.00            $1,986.00            $1,584.00

The following table compares annual and monthly premiums for life insureds who are non-smokers:


                                      $25,000 FACE AMOUNT                       $100,000 FACE AMOUNT
                             ----------------------------------          --------------------------------
                                   MONTHLY                                   MONTHLY
                              (MANUMATIC*)               ANNUAL          (MANUMATIC)               ANNUAL
                              ------------              -------          -----------            ---------
Male, age 25 at issue               $23.50              $270.75               $77.00              $903.00
Male, age 35 at issue               $31.75              $369.00              $111.00            $1,299.00
Male, age 40 at issue               $38.00              $442.00              $135.00            $1,584.00

__________

* See definition under "How Will Charges And Expenses Be Deducted?"

WHAT HAPPENS IF A PREMIUM IS NOT PAID WHEN DUE?

There is a grace period of 31 days for each premium payment except the first one. During the grace period, the Policy will continue in effect. A Policy will lapse if a premium has not been paid by the end of the grace period by the Policyowner or by the automatic premium loan option described on page 20. Upon lapse, a notice will be sent to the Policyowner stating that the Policy has lapsed and advising that the Policyowner will have several options provided the Policy has a net cash value. These may include continuing the face amount of insurance coverage, less any Policy debt, for a fixed period, continuing a lesser amount of insurance for the lifetime of the life insured, or surrender of the Policy for its net cash value. (See "What Are The Options On Lapse?".)

IS THERE ANY PREMIUM ADJUSTMENT ON DEATH?

If the life insured dies during the grace period before the premium is paid, the portion of the unpaid premium that covers the period from the due date to the end of the month in which death occurs will be deducted from the death benefit. If the life insured dies while no premium is in default, Manufacturers Life of America will increase the death benefit by the portion of the last premium that covers the period subsequent to the end of the month in which death occurs.

WHEN ARE NET PREMIUMS ALLOCATED?

Except in the case of a backdated Policy, the initial net premium -- that is, the amount of the premium less the deductions described below under "How Will Charges And Expenses Be Deducted?", page 10 -- will be allocated on the Policy Date to one or more sub-accounts as directed by the Policyowner. The Policy Date is the earlier of the date the Manufacturers Life of America Service Office receives a completed application with the full first premium for the Policy and the date Manufacturers Life of America's underwriters approve issuance of the Policy. A backdated Policy is one for which the Policy Date is deemed earlier than both the date the Service Office receives a completed application with the full first premium and the date Manufacturers Life of America's underwriters approve issuance of the Policy. For a backdated Policy, the net premiums payable prior to the date Manufacturers Life of America's underwriters approve issuance of the Policy, plus interest on such net premiums at 4 1/2% per annum, minus accumulated cost of insurance deductions (See "How Will Charges And Expenses Be Deducted?"), plus any net premium then due will be allocated to the appropriate sub-account(s) on the date Manufacturers Life of America's underwriters approve issuance of the Policy.

A Policy issued on the basis of a completed application without the full first premium will be cancelled and any partial premiums paid will be returned to the Policyowner if the full first premium is not received by the Service Office within 31 days after the Issue Date. The Issue Date is the date 7 days after Manufacturers Life of America's underwriters approve issuance of the Policy.

Subsequent net premiums are allocated to the appropriate sub-account(s) when due (not when received).

Between the date Manufacturers Life of America receives an initial premium for the Policy, either a full first premium or a partial premium, and the date insurance coverage commences under the Policy, the life insured may be covered under the terms of a conditional insurance agreement.

The Policyowner may change the way in which premiums are allocated, beginning on the next premium due date, by giving not less than seven days' written notice to the Manufacturers Life of America Service Office. Within seven days of receiving such notice, Manufacturers Life of America will send the Policyowner a statement setting forth the revised allocation. There is no charge for reallocating future net premiums among sub-accounts. Any percentage allocation of a net premium to a particular sub-account must be at least 10%, and all percentage allocations must be in whole numbers. For example, 33% can be selected but 33 1/3% cannot. An allocation can be expressed as a dollar-amount, provided the amount is applicable to one sub-account only.

Within seven days of each Policy Anniversary, a statement will be mailed to the Policyowner showing the amount of the death benefit, the net cash value, and any Policy debt (including interest charged for the preceding Policy year) as of the Policy Anniversary. The statement will also show the amount of the cash value derived from each sub-account. As a reminder to the Policyowner, the statement will also show how future premiums will be allocated among sub-accounts.


ARE TRANSFERS BETWEEN SUB-ACCOUNTS ALLOWED?

The Policyowner may, up to eight times in each Policy year, transfer amounts from one sub-account to another without charge. Currently, the Company will permit additional transfers subject to a charge of $25 which will be billed separately. All or a portion of the amount credited to a sub-account may be transferred.

Transfer requests must be satisfactory to Manufacturers Life of America and in writing, or by telephone if a currently valid telephone transfer authorization form is on file. Although failure to follow reasonable procedures may result in Manufacturers Life of America's liability for any losses due to unauthorized or fraudulent telephone transfers, Manufacturers Life of America will not be liable for following instructions communicated by telephone that it reasonably believes to be genuine. Manufacturers Life of America will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures shall consist of confirming a valid telephone authorization form is on file, tape recording all telephone transactions and providing written confirmation thereof.

Transfers will take effect on the Business Day on which a proper request is received at the Manufacturers Life of America Service Office. The request may be in terms of dollars, such as a request to transfer $10,000 from one sub-account to another, or may be in terms of a percentage reallocation among sub-accounts. In the latter case, as with premium reallocations, the percentages must be in whole numbers. Within seven days of receipt of a proper request by the Manufacturers Life of America Service Office, a statement will be sent to the Policyowner showing the amount allocated to each sub-account before and after the transfer.

HOW WILL CHARGES AND EXPENSES BE DEDUCTED?

PREMIUM DEDUCTIONS

The portion of each premium which may be allocated among the sub-accounts is equal to the premium payable, adjusted for the smokers surcharge or non-smokers discount described below, less the charges Manufacturers Life of America deducts from the premium for certain risks and expenses it incurs in connection with the Policy.

ANNUAL ADMINISTRATION FEE. If premiums are paid annually, there is an annual administration fee of $30 for administrative expenses incurred for, among other things, billing, collecting premiums, processing claims, paying cash values, making Policy changes, keeping records, and communicating with Policyowners. If premiums are paid more frequently, the annual administration fee will be higher to reflect the additional expense incurred in collecting and processing more frequent premiums. The fee will be $36 if premiums are paid semiannually, $42 if premiums are paid quarterly, and $54 if premiums are paid monthly. If monthly premiums are paid by pre-authorized check ("ManuMatic"), the fee is $36. Unless otherwise agreed to by Manufacturers Life of America, monthly premiums must be paid by ManuMatic. A separate application for the ManuMatic pre-authorized check service is available from a Manufacturers Life of America agent.

FIRST-YEAR ADMINISTRATION CHARGE. There is a onetime administration charge in the first Policy year which will not be more than $9 for each $1,000 of the guaranteed face amount. This charge is designed to cover the cost of processing applications, conducting medical examinations, determining insurability and the life insured's risk class, and establishing Policy records.

SALES LOAD. There is a charge designed to compensate Manufacturers Life of America for the cost of selling the Policy. The cost includes agents' commissions, advertising, agent training, and the printing of prospectuses and sales literature. The charge is generally called the "sales load". It is not more than 30% of the basic premium (defined below) in the first Policy year, not more than 10% of the basic premium in the second through fourth years, and not more than 7.5% thereafter. Also, the sales charge will not exceed 9% of the sum of the basic premiums to be paid during the period equal to the lesser of
(i) 20 years or (ii) the anticipated life expectancy of the life insured based on the 1958 Commissioners Standard Ordinary Mortality Table. Moreover, the sales charge is never more in any year than in a prior year. The basic premium is the gross annual premium for the Policy less the annual administration fee and the additional charge applicable to Policies with a face amount of less than $25,000 described below. It does not include the premium for any optional insurance benefits that may be chosen or any additional premium amounts for extra mortality risks. The amount of the sales load in a Policy year is not specifically related to sales expenses for that year. Manufacturers Life of America expects to recover its total sales expenses over the periods the Policies are in force. To the extent that sales expenses are more than the sales load in any year, Manufacturers Life of America will pay them from its other assets or surplus which may include any profits derived from the mortality and expense risks charge.

PREMIUM TAX CHARGE. There is a charge equal to 2% of each basic premium to pay state premium taxes. These taxes differ from state to state. The 2% rate is expected to be enough, on average, to pay taxes in all states.

MINIMUM DEATH BENEFIT CHARGE. There is a charge of not more than $1 per $1,000 of face amount, if premiums are payable annually, to compensate Manufacturers Life of America for the risk that a life insured may die at a time when the death benefit exceeds the benefit that would have been payable in the absence of a face amount guarantee.

SMOKERS SURCHARGE AND NON-SMOKERS DISCOUNT. For issue ages over 15, there is a smokers surcharge of not more than $7.30 per $1,000 face amount and a non-smokers discount of not more than $3.65 per $1,000 face amount, if premiums are payable annually, reflecting the assumption made by Manufacturers Life of America that smokers will suffer higher mortality than non-smokers.

WHERE PREMIUMS ARE PAYABLE MORE FREQUENTLY THAN ANNUALLY, THE ABOVE TWO CHARGES AND THE FIRST-YEAR ADMINISTRATION CHARGE ARE PRORATED AGAINST PREMIUMS AND ARE INCREASED USING AN ANNUAL INTEREST RATE OF 4 1/2% TO REFLECT THE FACT THAT THE PREMIUMS ARE PAID THROUGHOUT THE YEAR RATHER THAN AT THE BEGINNING.

GROUP OR SPONSORED ARRANGEMENTS

Where permitted by state insurance laws, Policies may be purchased under group or sponsored arrangements, as well as on an individual basis. A "group arrangement" includes a program under which a trustee, employer or similar entity purchases Policies covering a group of individuals on a group basis. A "sponsored arrangement" includes a program under which an employer permits group solicitation of its employees or an association permits group solicitation of its members for the purchase of Policies on an individual basis.

The sales load described above may be reduced for Policies issued in connection with group or sponsored arrangements. Manufacturers Life of America will reduce the sales load in accordance with its rules in effect as of the date an application for a Policy is approved. To qualify for such a reduction, a group or sponsored arrangement must satisfy certain criteria as to, for example, size and number of years in existence. Generally, the sales contracts and effort, administrative costs and mortality cost per Policy vary based on such factors as the size of the group or sponsored arrangement, its stability as indicated by its term of existence, the purposes for which Policies are purchased and certain characteristics of its members. The amount of reduction and the criteria for qualification will reflect the reduced sales effort and administrative costs resulting from, and, for Policies having a face amount of $25,000 or above, the different mortality experience expected as a result of, sales to qualifying groups and sponsored arrangements.

Manufacturers Life of America may modify from time to time on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected Policyowners and all other Policyowners funded by the Account.

SMALL POLICY PREMIUM. In group or sponsored arrangements, Manufacturers Life of America will issue Policies with a face amount of less than $25,000 but not less than $10,000. Policies issued with a face amount of less than $25,000 will be subject to an additional premium deduction equal to $1.50 per $1,000 face amount if premiums are payable annually (increased using an annual interest rate of 4 1/2% if premiums are payable more frequently than annually). This additional deduction is designed to cover the anticipated higher mortality rates for the smaller Policies where less stringent underwriting rules apply.

In 1983 the United States Supreme Court held that certain insurance policies, the benefits under which vary based on sex, may not be offered pursuant to certain employer-sponsored benefit plans and fringe benefit programs. In group or sponsored arrangements where sex-based premiums and benefits may not be used, Manufacturers Life of America will issue the Policies described herein for male life insureds to all members of the group, male and female, with appropriate changes made by endorsement where the life insured is female. Manufacturers Life of America recommends that any employer proposing to offer the Policies to employees under a group or sponsored arrangement consult his or her attorney before doing so.

ACCOUNT CHARGES

MORTALITY AND EXPENSE RISKS CHARGE. Apart from the deductions from gross premiums just described, there is also a daily charge to the Account for the mortality and expense risks that Manufacturers Life of America assumes. This charge is made daily at an annual rate of 0.10% of the average net value of the Account's assets. The mortality risk assumed is that life insureds may live for a shorter period of time than Manufacturers Life of America estimated. The expense risk assumed is that expenses incurred in issuing and administering the Policies will be greater than Manufacturers Life of America estimated. Manufacturers Life of America will realize a gain from this charge to the extent it is not needed to provide benefits and pay expenses under the Policies. Where Account assets have been reduced as a result of a Policy loan, the mortality and expense risks charge will be assessed against the Policy loan account in addition to a loan administration fee. (See "How Are Loans And Loan Repayments Administered?", page 21.)

COST OF INSURANCE. On each premium due date, Manufacturers Life of America deducts from the assets in the Account relating to the Policy the cost of insurance attributable to the period elapsed since the previous premium due date. Such charge is based upon the 1958 Commissioners Standard Ordinary Mortality Table. If premiums are payable annually, the cost of insurance will be equal to an amount determined by multiplying the mortality rate set forth in the table based on the age of the life insured by the difference between the Policy's variable death benefit and the Policy's cash value. Any determination of the cash value of the Policy, regardless of when made, will also reflect the cost of insurance for the current premium period. A Policyowner may request in the application for the Policy that the cost of insurance be deducted, to the extent possible, against the assets in a single sub-account relating to the Policy, or alternatively, that assets in a single sub-account be immunized, to the extent possible, from any deduction for the cost of insurance. If no such request is made, the cost of insurance will be deducted from all sub-accounts in which the Policy participates in proportion to the value of the assets relating to the Policy held in each sub-account.

The deductions and charges described above will not be increased by Manufacturers Life of America with respect to any Policy in effect regardless of any changes in longevity or increases in expenses.

PROVISION FOR TAXES. Currently, Manufacturers Life of America makes no charge against the Account for federal, state or local taxes that may be attributable to the Account or to the operations of the Company with respect to the Policies. However, if Manufacturers Life of America incurs any such taxes, it may make a charge or establish a provision for those taxes.



NASL SERIES TRUST CHARGES. The Account purchases shares of NASL Series Trust at net asset value. The net asset value of those shares reflects investment management fees equivalent to an annual rate as set forth below and expenses already deducted from the assets of NASL Series Trust. In addition detailed information concerning such fees and expenses is set forth in the prospectus for NASL Series Trust that accompanies this prospectus.

Investment management fees and expenses associated with the Portfolios of NASL Series Trust are as follows:

(i) an investment management fee of   1.05% assessed against the assets of the
Emerging Growth Trust

(ii) an investment management fee of   .70%   assessed against the assets of
the Quantitative Equity Trust (formerly, the Common Stock Fund)*

(iii) an investment management fee of   .70%    assessed against the assets of
     the Real Estate Securities Trust*

(iv) an investment management fee of    .80%    assessed against the assets of
     the Balanced  Trust

(v)  an investment management fee of   .65%    assessed against the assets of
     the Capital Growth Bond Trust *

(vi) an investment management fee of   .50%     assessed against the assets of
     the Money Market Trust

(vii) expenses of up to .50% assessed against the assets of all the Trusts *

* NASL Financial Services, Inc. has voluntarily agreed to waive fees payable to it and/or to reimburse expenses for a period of one year beginning the effective date of this prospectus to the extent necessary to prevent the total of advisory fees and expenses for the Common Stock Trust, Real Estate Securities Trust and Capital Growth Bond Trust for such period from exceeding .50% of average net assets.


HOW WILL A POLICY'S DEATH BENEFIT VARY?

Although a Policy's death benefit can never be less than the Policy's face amount (assuming no outstanding Policy debt or premium in default), it will vary each premium due date by an amount that depends on the investment performance of the sub-accounts in which the Policy participates and with the net interest earned on Policy loans. The first "premium period" starts on the "Policy Date". Each succeeding premium period starts on the premium due date and ends on the day before the next premium due date.



To simplify the following discussion, it is assumed that there is no Policy debt, that no premium is in default and that all of the net premiums under a Policy have been allocated to a single sub-account. If the value of the assets relating to the Policy held in the sub-account has increased due to investment performance during the premium period at greater than a net annual effective rate of 4 1/2%, the Policy's death benefit will increase on the premium due date; if the value of these assets decreases, or increases at less than a net annual effective rate of 4 1/2%, the death benefit will decrease (but not below the face amount). The reason the assets of the sub-account relating to a Policy must increase from one premium due date to the next at a net annual effective rate of more than 4 1/2% in order for the death benefit to increase is that Manufacturers Life of America, in determining the premiums for the Policy, has assumed that the value of the assets will increase due to investment performance at a net annual effective rate of 4 1/2%.



The exact amount by which the death benefit changes is determined by an actuarial computation that is based, among other things, upon the age of the life insured and the number of years the Policy has been in effect, as well as by the investment results of the sub-account in which the Policy participates and interest charged for any Policy loan.

On each premium due date, Manufacturers Life of America determines the extent to which the value of the assets relating to the Policy and the net interest earned on any Policy loan differ from the amount which would have been earned at the assumed annual rate of 4 1/2%. The difference, if positive, is applied as a net single premium to buy "paid-up additions" at rates contained in the Policy. If negative, the difference results in a reduction in the amount of paid-up additions. Although a Policy may have negative paid-up additions, the death benefit is never less than the face amount, assuming all premiums are paid when due and there is no Policy loan. For an illustration of the manner in which the death benefit is determined, see Appendix C.

A variation of a sub-account's net investment performance from the assumed annual rate of 4 1/2% will tend to produce a larger change in the death benefit for a younger life insured than for an older life insured. This is due to the fact that the net single premium rates used to buy paid-up additions rise as the life insured grows older. Because the assets relating to a Policy tend to increase as net premiums are paid, the dollar change in the death benefit will tend to be greater for a Policy that has been in effect for a long time than for one that has been in effect for a short time, despite the fact that the life insured is older. The following examples show what the amount of the change in the death benefit would be under the facts assumed for purposes of illustration. In these examples the changes are slightly greater for the Policy issued on the older life insured because the premiums for a $100,000 Policy issued at age 40 are greater than those for one issued at age 25, and the dollar amount of the increase resulting from a 6.57% compounded net return upon the assets in the Account relating to the Policy on the older life insured is therefore larger. The changes in the death benefit are greater even though the increase or decrease in the death benefit resulting from a $1.00 change in the assets relating to the Policy is greater for a younger life insured.

EXAMPLE NO. 1. Non-smoker Policy with $100,000 face amount and annual premiums in effect for 10 years, during which the value of the assets in the sub-account increased due to investment performance at a uniform net annual rate of 6.57%.



                          DEATH BENEFIT     DEATH BENEFIT      DOLLAR
       INSURED            END OF YEAR 9     END OF YEAR 10     CHANGE
---------------------     -------------     --------------     ------
Male, age 25 at issue          $102,983           $103,703     $  720
Male, age 40 at issue          $103,532           $104,357     $  825

(Above figures derived from tables on pages 18 and 19.)

EXAMPLE NO. 2. Same assumptions as in Example No. 1 except that the value of the assets increases by a uniform net annual rate of 1.64% in the 10th year.


                          DEATH BENEFIT     DEATH BENEFIT      DOLLAR
       INSURED            END OF YEAR 9     END OF YEAR 10     CHANGE
---------------------     -------------     --------------     ------
Male, age 25 at issue          $102,983           $101,988    -$  995
Male, age 40 at issue          $103,532           $102,391    -$1,141


The following examples show how the same investment results affect the death benefit more significantly for a younger life insured.

EXAMPLE NO. 3. Non-smoker Policy with a $1,500 annual premium, in effect for 10 years, during which the value of the assets in the sub-account increased due to investment performance at a uniform net rate of 6.57% per year.

                                             DEATH     DEATH
                                            BENEFIT   BENEFIT
                                    FACE     END OF    END OF   DOLLAR
                  INSURED          AMOUNT    YEAR 9   YEAR 10   CHANGE
         -----------------------  --------  --------  --------  ------
         Female, age 25 at issue  $179,927  $185,295  $186,590  $1,295
         Female, age 40 at issue  $102,654  $106,280  $107,126  $  846


EXAMPLE NO. 4. Same assumptions as Example No. 3 except that the value of the assets increases by a uniform net rate of 1.64% in the 10th year.


                                             DEATH     DEATH
                                            BENEFIT   BENEFIT
                                    FACE     END OF    END OF   DOLLAR
                 INSURED           AMOUNT    YEAR 9   YEAR 10   CHANGE
         -----------------------  --------  --------  --------  -------
         Female, age 25 at issue  $179,927  $185,295  $183,503  -$1,792
         Female, age 40 at issue  $102,654  $106,280  $105,108  -$1,172


If the assets in the sub-account in which the Policy participates have earned less than a net annual effective rate of 4 1/2%, and the death benefit accordingly equals the guaranteed face amount, Manufacturers Life of America will keep a record of what the death benefit would have been had there not been a guaranteed minimum (namely, a record of the negative paid-up additions). If later investment results are favorable, that is if the value of the assets in the sub-account later increases at a net annual effective rate greater than 4 1/2% a year, the death benefit will not become more than the guaranteed face amount until the earlier unfavorable investment results have been offset (in other words, until the negative paid-up additions are offset in full by positive paid-up additions). For example, suppose in the case of the female age 25 set forth in Example No. 3 above the value of the assets in the sub-account increases due to investment performance at a gross annual rate of 2% for the first three years. The death benefit will nevertheless remain at the guaranteed face amount. If the value of the assets increases at a gross annual rate of 8.9% (i.e., 8.25% net annual rate) in the fourth year, this would be sufficient to offset the earlier unfavorable investment results and the death benefit would increase to $179,935.


For further information, see the tables under the caption "How will A Policy's Death Benefit Vary?". They show for various life insureds how a Policy's death benefit and cash value will change if the gross investment return is 0%, 4%, or 8%. Comparable information based on gross investment returns of 0%, 6% and 12% is contained in Appendix A. Certain additional illustrations for females are set forth in Appendix B.


HOW WILL A POLICY'S CASH VALUE VARY?

A Policy has a net cash value which the Policyowner may get by surrender of the Policy while the life insured is living. Unlike traditional fixed-benefit whole life insurance, however, a Policy's cash value is not known in advance even if it is assumed that premiums are paid when due, because it varies daily with the investment performance of the sub-account(s) in which the Policy participates and with the net interest earned on Policy loans.

A Policy's value upon surrender is its "net cash value", which is the cash value less any outstanding Policy debt. (See "Under What Conditions Are Loans Available?", page 20.) The following discussion of cash values assumes that there is no Policy debt, that no premium is in default, and that the net premiums have all been allocated to a single sub-account.

During the first Policy year, the cash value will be very small or zero because of the charges made in connection with issuance of the Policy. The cash value on each premium due date will be equal to the cash value on the preceding premium due date plus the net amount of the premium due on such previous premium due date, increased or decreased by the change in the value of the assets relating to the Policy, less the cost of insurance for the period between the two dates. If a premium is not paid before the end of the grace period and the Policy is surrendered before then, the cash value is adjusted downward to take into account the failure to pay the premium on the due date. For an illustration of the manner in which the cash value is determined, see Appendix D.

An increase in the value of the assets in the Account at a specific net annual rate will not result in an increase in Policy cash values at the same net annual rate. Moreover, an increase over a premium period will not result in the same end-of-period cash value for Policies having the same cash value at the beginning of the premium period if the Policies are for life insureds of different ages. This is because the cash value reflects the deduction of the cost of insurance, which is different for life insureds of different ages.

The following examples show what the amount of the change in the cash value will be under the stated assumptions.

EXAMPLE NO. 5. Non-smoker Policy with $100,000 face amount and annual premiums in effect for 10 years, during which the value of the assets in the sub-account increased at a uniform net annual rate of 6.57%.


                                        CASH     CASH
                                        VALUE    VALUE
                                       END OF   END OF   DOLLAR
                        INSURED        YEAR 9   YEAR 10  CHANGE
                ---------------------  -------  -------  ------
                Male, age 25 at issue   $7,131   $8,300  $1,169
                Male, age 40 at issue  $13,647  $15,707  $2,060


(Above figures derived from tables on pages 18 and 19.)

EXAMPLE NO. 6. Same assumptions as in Example No. 5 except that the value of the assets increases by a net annual rate of 1.64% in the 10th year.


                                        CASH     CASH
                                        VALUE    VALUE
                                       END OF   END OF   DOLLAR
                        INSURED        YEAR 9   YEAR 10  CHANGE
                ---------------------  -------  -------  ------
                Male, age 25 at issue   $7,131   $7,905    $774
                Male, age 40 at issue  $13,647  $14,949  $1,302


The changes are greater for the older life insured because the premiums (and hence the assets in the Account relating to the Policy on that life insured) are greater and the same rate of increase therefore produces a greater dollar amount change.

EXAMPLE NO. 7. Non-smoker Policy with a $1,500 annual premium, in effect for 10 years, during which time the value of the assets in the sub-account increased at a uniform net annual rate of 6.57%.


                                              CASH     CASH
                                              VALUE    VALUE
                                     FACE    END OF   END OF   DOLLAR
                    INSURED         AMOUNT   YEAR 9   YEAR 10  CHANGE
          -----------------------  --------  -------  -------  ------
          Female, age 25 at issue  $179,927  $12,831  $14,934  $2,103
          Female, age 40 at issue  $102,654  $14,010  $16,124  $2,114

EXAMPLE NO. 8. Same assumptions as in Example No. 7 except that the value of the assets increases by a net annual rate of 1.64% in the 10th year.


                                              CASH     CASH
                                              VALUE    VALUE
                                     FACE    END OF   END OF   DOLLAR
                    INSURED         AMOUNT   YEAR 9   YEAR 10  CHANGE
          -----------------------  --------  -------  -------  ------
          Female, age 25 at issue  $179,927  $12,831  $14,224  $1,393
          Female, age 40 at issue  $102,654  $14,010  $15,346  $1,336


In Example No. 8, the change is smaller for the older life insured notwithstanding the higher cash value at the end of year 9 because the cost of insurance is higher for the older life insured. The last two examples might be compared with examples 3 and 4 on page 14. Note that while the same premium results in a larger death benefit for the younger life insured, the cash values for the younger and older lives insured are quite similar. Note also that, in this example, while the death benefit decreases if the investment return is at a net annual rate of 1.39%, the cash value increases. The death benefit does not increase because the death benefit provisions assume a 4 1/2% net annual growth.

Because a part of each premium is used to provide life insurance protection, the cash values cannot meaningfully be compared with the amounts that would have been available had the gross premiums been invested without obtaining life insurance protection.

HOW DOES THE SURRENDER OF A POLICY FOR ITS NET CASH VALUE WORK?

A Policy may be surrendered in whole or in part for its net cash value while the life insured is living. Surrendering a Policy in part involves splitting the Policy into two Policies. One is surrendered for its net cash value; the other is continued in force. The Policy continued must have a face amount of at least $25,000 (or $10,000 for group or sponsored arrangements), and its premium will be based on the new face amount and the original issue age.

To surrender a Policy in whole or in part, the Policyowner must deliver or mail it, together with a written request in a form acceptable to Manufacturers Life of America, to the Manufacturers Life of America Service Office. The net cash value of a surrendered Policy will be determined as of the Business Day such notice and the Policy are received at the Service Office, and thereafter the Policyowner will have no further rights under the Policy or portion thereof surrendered. No portion of any charges or expenses previously deducted will be refunded as a result of a surrender in whole or in part.

WHEN ARE PROCEEDS PAID?

As long as the Policy is in force, other than as extended term or reduced paid-up insurance (see "What Are The Options On Lapse?", page 25), Manufacturers Life of America will ordinarily pay any death benefit, net cash value, or Policy loan proceeds within seven days after receipt at the Manufacturers Life of America Service Office of all the documents required for such a payment. However, except as noted below, Manufacturers Life of America may delay payment of any net cash value, Policy loan proceeds or death benefit in excess of the guaranteed face amount for any period during which the New York Stock Exchange is closed for trading (except for normal holiday closings) or when the S.E.C. has determined that a state of emergency exists which may make such payment impractical.

If a Policy is in force as extended term or reduced paid-up insurance for a fixed amount, Manufacturers Life of America expects to pay any cash value promptly. However, it has the right to delay payment of the cash value of such insurance for up to six months. Manufacturers Life of America will pay interest if it delays such a payment for more than 30 days.

WHAT ARE SOME ILLUSTRATIONS OF CASH VALUES AND DEATH BENEFITS?

The following tables have been prepared to help show how values under the Policy change with investment performance. The tables illustrate how cash values and death benefits of Policies with a given premium and face amount issued on a life insured of a given age would vary over time if the return on the assets held in the Funds was a uniform, gross, after-tax, annual rate of 0%, 4%, or 8%. The death benefits and cash values would be different from those shown if the returns averaged 0%, 4%, or 8%, but fluctuated over and under those averages throughout the years.


The amounts shown for the death benefit and cash value as of each Policy year reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross, after-tax return. This is because the daily investment management fees and expenses incurred by NASL Series Trust, as well as the daily charge to the Account for assuming mortality and expense risks, which is equivalent to an annual charge of 0.10%, are deducted from the gross return. For purposes of illustration the deduction of the investment management fee has been set at 1.23% per annum (guaranteed charges). Gross annual rates of return of 0%, 4% and 8% correspond to approximate net annual rates of return of -1.32%, 2.62% and 6.57%.

The tables reflect the fact that no charges for federal, state or local taxes are currently made against the Account. If such a charge is made in the future, it will take a higher gross rate of return to produce after-tax returns of 0%, 4% and 8% than it does now.


Upon request, Manufacturers Life of America will furnish a comparable illustration based on the proposed life insured's age and sex and on the face amount or premium amount requested. Such an illustration will assume that the life insured is a standard (or, on request, a non-smoker) risk and that the premium will be paid on an annual basis.

                         VARIABLE LIFE INSURANCE POLICY
                               MALE ISSUE AGE 25
                              $100,000 FACE AMOUNT
    $903.00 ANNUAL PREMIUM FOR NON-SMOKER WITH STANDARD UNDERWRITING RISK(1)



             PREMIUMS                DEATH BENEFIT(2)                          CASH VALUE(2)
           ACCUMULATED         ASSUMING HYPOTHETICAL GROSS              ASSUMING HYPOTHETICAL GROSS
END OF        AT 4%            ANNUAL INVESTMENT RETURN OF              ANNUAL INVESTMENT RETURN OF
POLICY      INTEREST         ---------------------------------        ------------------------------
YEAR        PER YEAR            0%          4%            8%             0%         4%        8%
----        --------            --          --            --             --         --        --
  1        $   939           $100,000     $100,000     $100,019      $     0    $     0   $     0
  2          1,916            100,000      100,000      100,116          595        633       671
  3          2,932            100,000      100,000      100,291        1,225      1,321     1,419
  4          3,988            100,000      100,000      100,543        1,846      2,024     2,214
  5          5,087            100,000      100,000      100,875        2,481      2,770     3,084
  6          6,229            100,000      100,000      101,285        3,106      3,532     4,008
  7          7,417            100,000      100,000      101,774        3,721      4,311     4,989
  8          8,653            100,000      100,000      102,340        4,326      5,108     6,029
  9          9,939            100,000      100,000      102,983        4,921      5,922     7,131
 10         11,275            100,000      100,000      103,703        5,506      6,754     8,300
 15         18,805            100,000      100,000      108,429        8,220     11,111    15,199
 20         27,965            100,000      100,000      114,978       10,467     15,644    24,028
 25         39,111            100,000      100,000      123,291       12,192     20,207    35,127

(1) If premiums are paid more frequently than annually, the payments would be $459.00 semiannually, $232.50 quarterly, $78.50 monthly, or $77.00 monthly ManuMatic. The death benefits and cash values would be slightly different for a Policy with more frequent premium payments.

(2)  Assumes no Policy loan has been made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A POLICYOWNER, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 4% AND 8% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY MANUFACTURERS LIFE OF AMERICA OR NASL SERIES TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                         VARIABLE LIFE INSURANCE POLICY
                               MALE ISSUE AGE 40
                              $100,000 FACE AMOUNT
   $1,584.00 ANNUAL PREMIUM FOR NON-SMOKER WITH STANDARD UNDERWRITING RISK(1)



             PREMIUMS                DEATH BENEFIT(2)                          CASH VALUE(2)
           ACCUMULATED         ASSUMING HYPOTHETICAL GROSS              ASSUMING HYPOTHETICAL GROSS
END OF        AT 4%            ANNUAL INVESTMENT RETURN OF              ANNUAL INVESTMENT RETURN OF
POLICY      INTEREST         ---------------------------------        ------------------------------
YEAR        PER YEAR            0%          4%            8%             0%         4%        8%
----        --------            --          --            --             --         --        --
  1        $ 1,647           $100,000     $100,000     $100,032      $    80    $    97   $   114
  2          3,361            100,000      100,000      100,157        1,350      1,436     1,524
  3          5,142            100,000      100,000      100,373        2,577      2,784     3,000
  4          6,995            100,000      100,000      100,679        3,762      4,140     4,544
  5          8,923            100,000      100,000      101,075        4,952      5,553     6,210
  6         10,927            100,000      100,000      101,560        6,098      6,972     7,952
  7         13,011            100,000      100,000      102,132        7,199      8,394     9,771
  8         15,179            100,000      100,000      102,790        8,254      9,819    11,669
  9         17,434            100,000      100,000      103,532        9,262     11,242    13,647
 10         19,778            100,000      100,000      104,357       10,221     12,662    15,707
 15         32,986            100,000      100,000      109,681       14,280     19,631    27,276
 20         49,055            100,000      100,000      116,921       17,107     26,177    41,083
 25         68,606            100,000      100,000      126,006       18,694     31,965    57,143


(1) If premiums are paid more frequently than annually, the payments would be $804.00 semiannually, $405.50 quarterly, $136.50 monthly, or $135.00 monthly ManuMatic. The death benefits and cash values would be slightly different for a Policy with more frequent premium payments.

(2)  Assumes no Policy loan has been made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A POLICYOWNER, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 4% AND 8% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY MANUFACTURERS LIFE OF AMERICA OR NASL SERIES TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                         VARIABLE LIFE INSURANCE POLICY
                               MALE ISSUE AGE 55
                              $100,000 FACE AMOUNT
   $3,278.00 ANNUAL PREMIUM FOR NON-SMOKER WITH STANDARD UNDERWRITING RISK(1)



             PREMIUMS                DEATH BENEFIT(2)                          CASH VALUE(2)
           ACCUMULATED         ASSUMING HYPOTHETICAL GROSS              ASSUMING HYPOTHETICAL GROSS
END OF        AT 4%            ANNUAL INVESTMENT RETURN OF              ANNUAL INVESTMENT RETURN OF
POLICY      INTEREST         ---------------------------------        ------------------------------
YEAR        PER YEAR            0%          4%            8%             0%         4%        8%
----        --------            --          --            --             --         --        --
  1         $  3,409         $100,000     $100,000     $100,089      $   668    $   746   $   825
  2            6,955          100,000      100,000      100,280        2,807      3,054     3,306
  3           10,642          100,000      100,000      100,571        4,831      5,331     5,858
  4           14,477          100,000      100,000      100,959        6,738      7,574     8,478
  5           18,465          100,000      100,000      101,445        8,623      9,877    11,267
  6           22,613          100,000      100,000      102,028       10,391     12,139    14,129
  7           26,926          100,000      100,000      102,705       12,042     14,358    17,064
  8           31,412          100,000      100,000      103,475       13,578     16,529    20,071
  9           36,078          100,000      100,000      104,334       14,999     18,647    23,147
 10           40,930          100,000      100,000      105,283       16,304     20,708    26,289
 15           68,263          100,000      100,000      111,303       21,080     29,931    42,819
 20          101,517          100,000      100,000      119,326       23,254     37,147    60,511
 25          141,976          100,000     100,000       129,261       23,719     42,719    79,760

(1) If premiums are paid more frequently than annually, the payments would be $1,660.00 semiannually, $835.50 quarterly, $280.50 monthly, or $279.00 monthly ManuMatic. The death benefits and cash values would be slightly different for a Policy with more frequent premium payments.

(2)  Assumes no Policy loan has been made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A POLICYOWNER, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 4% AND 8% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE
MADE BY MANUFACTURERS LIFE OF AMERICA OR NASL SERIES TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.
________________________________________________________________________________

UNDER WHAT CONDITIONS ARE LOANS AVAILABLE?

A Policyowner may borrow against the cash value of his or her Policy in an amount not to exceed the "loan value" of the Policy reduced by any premium due and any existing Policy debt. The loan value is 90% of the cash value, except that if the Policy has been changed to extended term insurance, see "What Are The Options On Lapse?", it has no loan value.

Manufacturers Life of America can postpone making the loan, unless it is used to pay a premium, for any period during which the New York Stock Exchange is closed for trading (except for normal holiday closings) or when the Securities and Exchange Commission has determined that a state of emergency exists which may make such payment impractical.

Manufacturers Life of America will automatically grant a loan to pay all or part of an unpaid premium if:

(a) the premium is still unpaid at the end of the grace period;

(b) this loan option was requested in the application, or Manufacturers Life of America receives the Policyowner's signed request for it before the end of the grace period; and

(c) the cash value exceeds the Policy debt.

Manufacturers Life of America will loan the whole premium if at the end of the premium period the Policy debt will not exceed the cash value. If loaning the whole premium would make the Policy debt at the end of the premium period greater than the cash value, Manufacturers Life of America will loan only a part of the premium. The amount Manufacturers Life of America loans will keep the Policy in force from the due date of the premium until the Policy debt equals the cash value. Then, if the balance of the premium is still unpaid, the Policy will terminate.

WHAT INTEREST IS CHARGED ON A POLICY LOAN?

A Policy will be issued with a loan provision providing for loan interest at either a fixed rate or, if permitted in the state in which the Policy is issued, a variable rate as selected in the application. Not all states have laws permitting variable policy loan interest rates. Some states permit variable rates but set maximums, and there are other variations from state to state. For details about the policy loan interest rate laws in your state, contact your registered representative or the Manufacturers Life of America Service Office. Where permitted, either the fixed rate provisions or variable rate provisions as follows will apply.

FIXED RATE PROVISIONS. Interest on all loans, including automatic premium loans, under Policies containing the fixed rate provision will be at an annual rate of 8%. At the end of each premium period any unpaid interest will be added to the Policy debt to bear interest at the same rate.

VARIABLE RATE PROVISIONS. Interest on all loans under Policies containing the variable rate provision will be determined by Manufacturers Life of America when a Policy loan is made and the rate so determined will be effective until the next Policy Anniversary at which time it will be recalculated. A Policy Anniversary is the anniversary of the "Policy Date" set forth in the Policy. The variable rate will not exceed the greater of 5.5% per year or the Moody's Corporate Bond Yield Average--Monthly Average Corporates for the calendar month ending two months before the date Manufacturers Life of America determines the policy loan interest rate. On each Policy Anniversary, the annual rate of interest may be adjusted up or down depending on changes in the Moody's Average, but no downward adjustment is required unless such Average for the month ending two months before the date of determination is at least one-half of one percent less than the rate in effect for the year then ending. At the end of each premium period any unpaid interest will be added to the Policy debt to bear interest at the same rate.

HOW ARE LOANS AND LOAN REPAYMENTS ADMINISTERED?

When a loan is made, Manufacturers Life of America will deduct the amount of the loan from the sub-accounts designated by the Policyowner or, in the absence of such designation, from all sub-accounts in proportion to the allocation to such sub-accounts of the assets in the Account relating to the Policy. Manufacturers Life of America will also establish a loan account under the Policy to reflect Policy indebtedness, interest accrued thereon, and certain charges. Any net interest (accrued interest less a loan administration fee not to exceed .20% per year and the mortality and expense risks charge of.10%) in excess of the assumed rate of 4 1/2% will be combined with the aggregate net investment performance of the sub-accounts in excess of the 4 1/2% rate, and the resulting amount on each premium due date will be used to buy paid-up additions and, after a deduction to reflect the cost of insurance, will be added to the cash value of the Policy. For an illustration of the manner in which the cash value varies in relation to net interest on the loan account, see Appendix D.

When a loan repayment is made, Manufacturers Life of America will deduct an equal amount from the loan account balance and credit the sub-account or sub-accounts specified by the Policyowner. If no particular sub-accounts are specified, Manufacturers Life of America will allocate the repayment in proportion to the allocation to such sub-accounts of the assets in the Account relating to the Policy.

If, as a result of poor investment performance of the sub-accounts to which the net premiums of a Policy are allocated, the compounding effect of interest charges, or any other reason, the Policy debt should equal or exceed the cash value of the Policy, the Policy will then terminate. However, at least 31 days prior to the termination, Manufacturers Life of America will mail a notice to the Policyowner at his or her last known address and to any assignee of the Policy known to Manufacturers Life of America of its intent to cancel the Policy if the excess indebtedness is not repaid.

A loan, whether repaid or not, will have a permanent effect on the cash value and amount of any paid-up additions, but will have no effect on the amount of premiums.

WHAT ARE THE EXCHANGE PRIVILEGES OF THE POLICY?

THREE YEAR CONVERSION RIGHT. The Policy may be exchanged for a fixed benefit insurance policy on the life of the life insured within 36 months after the date of issue. No evidence of insurability will be required. However, in order to exchange, all premiums due on the Policy must have been paid, and any Policy debt must have been repaid in full. The date of exchange will be the date the Policy is received by Manufacturers Life of America at its Service Office together with a signed request for such an exchange. The exchange will be subject to an equitable adjustment to reflect variances, if any, in the premiums and cash values under the Policy and the new policy. The Policyowner will receive the benefit of any amount due the Policyowner as a result of the adjustment. If the adjustment results in an amount due Manufacturers Life of America, Manufacturers Life of America must have received by the exchange date the first premium on the new policy and an amount equal to the greater of (i) the difference between the premiums which would have been paid on the new policy and those actually paid on the Policy, plus interest on the difference at 8% per year, and (ii) the difference between the cash values of the new policy and the Policy.

The new policy will be a whole life policy offered by The Manufacturers Life Insurance Company at the time the exchange is requested. The new policy will have a face amount equal to the initial face amount of the Policy. It will have the same policy date as the Policy, and premiums for the new policy will be based on Manufacturers Life's rates in effect on the policy date for this same class of risk as under the Policy. Any riders in the Policy will be included in the new policy only if Manufacturers Life was offering them with the new policy as of its date of issue.

CONVERSION RIGHT UPON MATERIAL CHANGE IN INVESTMENT OBJECTIVE. The Policy may also be exchanged for a fixed benefit whole life insurance policy issued by Manufacturers Life of America on the life of the life insured within six months after the Policyowner receives notice of a material change in the investment objective of the Account or within six months of the effective date of the change, whichever is later. The Michigan Insurance Commissioner determines whether a change in investment objective is material. No evidence of insurability will be required.

If the Policy is in force on a premium paying basis when exchanged (i.e., if there has been no lapse), the new policy will be issued, at the election of the Policyowner, either:

(a) as of the original issue age of the life insured based on Manufacturers Life of America's premium rates for fixed benefit insurance policies at the original issue age, for a face amount not exceeding the death benefit of the Policy on the date of exchange; or

(b) as of the attained age of the life insured for a face amount not exceeding the excess of the death benefit of the Policy on the date of exchange over:

(i) its net cash value on the date of exchange if the Policyowner elects to surrender the Policy for its net cash value; or

(ii) the death benefit payable under the paid-up insurance option if the Policyowner elects such option under the Policy.

If the Policy is in force as paid-up insurance as a result of a Policy lapse, the exchange will be a paid-up fixed benefit insurance policy for a face amount not exceeding the death benefit of the Policy on the date of exchange.

A premium or net cash value adjustment will be made for exchanges under (a) or
(b) taking appropriate account of the premiums or net cash values under the Policy and the new policy. Upon written request received at Manufacturers Life of America's Service Office a detailed statement of the method of computing this adjustment will be provided. This statement is also on file with the Pennsylvania Insurance Commissioner.

WHO SELLS THE POLICIES AND WHAT ARE THE SALES COMMISSIONS?

ManEquity, Inc., an indirect wholly-owned subsidiary of Manufacturers Life, will act as the principal underwriter of the Policies pursuant to an Underwriting Agreement with Manufacturers Life of America. ManEquity, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers. The Policies will be sold by registered representatives of either ManEquity, Inc. or other broker-dealers having distribution agreements with ManEquity, Inc. who are also authorized by state insurance departments to do so. A registered representative will receive commissions not to exceed the percentage of premiums and dollar limits for each Policy year set forth in the following schedule:

                               MAXIMUM
                 MAXIMUM       $ PER
              PERCENTAGE OF    $1,000
POLICY YEAR   PREMIUMS PAID  FACE AMOUNT
-----------   -------------  -----------
1                       55%       $50.00
2                        5%       $15.00
3-10                     5%        $7.50
11 and later             2%        $7.50

Additional commissions are paid with respect to benefits provided by rider. Representatives who meet certain productivity and persistency standards with regard to the sale of the Policies will be eligible for additional compensation.

WHAT RESPONSIBILITIES HAS MANUFACTURERS LIFE ASSUMED?


Manufacturers Life and Manufacturers USA have entered into an agreement with ManEquity, Inc. pursuant to which Manufacturers Life and Manufacturers USA, on behalf of ManEquity, Inc., will pay the sales commissions in respect of the Policies, prepare and maintain all books and records required to be prepared and maintained by ManEquity, Inc. with respect to the Policies, and send all confirmations required to be sent by ManEquity, Inc. with respect to the Policies. ManEquity, Inc. will promptly reimburse Manufacturers Life and Manufacturers USA for all sales commissions paid by Manufacturers Life and Manufacturers USA and will pay Manufacturers Life and Manufacturers USA for its other services under the agreement in such amounts and at such times as agreed to by the parties.

Manufacturers Life and Manufacturers USA have also entered into a Service Agreement with Manufacturers Life of America pursuant to which Manufacturers Life and Manufacturers USA will provide to Manufacturers Life of America all issue, administrative, general services and recordkeeping functions on behalf of Manufacturers Life of America with respect to all of its insurance policies including the Policies.

Finally, Manufacturers USA has entered into an Automatic Reinsurance Agreement with Manufacturers Life of America pursuant to which Manufacturers USA will automatically reinsure any risk under a Policy where the net amount at risk under any such Policy is in excess of $25,000 up to a maximum of $15,000,000. Under the reinsurance agreement, Manufacturers Life may also consider reinsuring any risk in excess of $15,000,000. Except for its obligations to Manufacturers Life of America under the reinsurance agreement, Manufacturers USA has no financial obligation for any Policy benefits.

WHAT IS THE TAX TREATMENT OF POLICY BENEFITS?

The Policy should receive the same federal income tax treatment as fixed benefit life insurance. Section 7702 of the Internal Revenue Code of 1986 (the "Code") provides that if certain tests are met, life insurance policies such as this Policy will be treated as life insurance for tax purposes. This means that
(1) the death benefit should be excludable from the gross income of the beneficiary under Section 101(a)(1) of the Code; and (2) the Policyowner should not be taxed on any part of the Account's assets attributable to the Policy, including additions attributable to interest, dividends or appreciation, until actual surrender of the Policy.

In certain circumstances, distributions from the Policy prior to payment of the death benefit under the Policy will be subject to adverse tax consequences.

Section 7702A of the Code provides that any life insurance policy failing to satisfy a "7-pay" test will become a modified endowment contract. Under this test, the cumulative premiums paid under a life insurance policy at any time during the first seven policy years may not exceed the sum of the net level premiums that would have been paid had the policy provided for paid-up future benefits after the payment of seven level annual premiums. A "material change" in the benefits under the Policy may subject the Policy to a re-test under the "7-pay" test. A "material change" is defined to include any increase in the death benefit under the Policy or any increase in, or addition of, a qualified additional benefit under the Policy, excluding (1) any increase which is attributable to the payment of premiums necessary to fund the lowest level of the death benefit and qualified additional benefits during the first seven Policy years and (2) certain cost-of-living increases based on an established broad-based index.

Most withdrawals under a life insurance policy that becomes a modified endowment contract will be taxed on an "income first" basis. Amounts received by the owner of such a policy either directly or indirectly (including loans, certain dividends, surrenders, partial withdrawals, or the pledge or assignment of any portion of such a policy's value) will be includible in the owner's gross income to a certain extent. In the case of a Policy offered by this Prospectus becoming a modified endowment contract, amounts received will be includible in a Policyowner's gross income to the extent that the Policy Value exceeds gross premiums paid. Also, an additional 10% tax penalty will be imposed on withdrawals includible in gross income, except in certain circumstances. This penalty will not apply to withdrawals that are: (a) received after the Policyowner has reached age 59 1/2; (b) attributable to the Policyowner's becoming disabled; or (c) one of a series of substantially equal periodic payments made at least annually for the life of the policyowner or over the joint lives of the Policyowner and a designated beneficiary.

For purposes of determining the portion of an amount received upon a withdrawal under the Policy that is includible in the Policyowner's gross income, all modified endowment policies issued by the Company to the same Policyowner during a calendar year will be aggregated with the Policy and treated as a single policy.

In general, life insurance policies purchased before June 21, 1988 remain subject to the provisions regarding withdrawals, such as loans and surrenders, set forth in the next two paragraphs of this prospectus. However, in certain circumstances, a Policy issued before June 21, 1988 may also become subject to the "material change" rules and thus to the "7-pay" test. These circumstances include the following:
(a) where on or after June 21, 1988, the death benefit under a policy is increased and before June 21, 1988 the policyowner did not have a unilateral right under a policy to obtain such an increase without providing additional evidence of insurability; and
(b) where the death benefit under a policy increases by more than $150,000 over the death benefit under a policy in effect on October 20, 1988. If a life insurance policy, as of June 21, 1988, required at least 7 level annual premiums and the owner of the policy makes at least seven level annual payments, this provision will not apply.

Loans received under a Policy that is not a modified endowment contract should be treated as indebtedness of the owner, and no part of any loan under the Policy should be income to the Policyowner when received under current tax law. However, interest charged on policy loans, whether paid by the policyowner or added to the amount of the loan, may not be tax deductible.

A surrender of a Policy that is not a modified endowment contract may have other tax consequences. Upon any such surrender under current tax law, the Policyowner will not be taxed on the cash value except for the amount, if any, that exceeds the cost basis of the Policy, i.e., the gross premiums paid less non-taxable withdrawals in previous years. A partial withdrawal will be treated as a partial surrender subject to the cost recovery rules discussed above. Any unpaid policy loan will be treated upon surrender as forgiveness of the loan for tax purposes and thus taken into account in determining the extent, if any, to which the Policyowner has received amounts in excess of his or her investment that must be reported as taxable income.

Policyowners should consult with their tax advisers before making a policy loan or surrendering.

In connection with the issuance of regulations relating to diversification requirements for separate accounts or funds underlying variable life and annuity policies, the Treasury Department has announced that such regulations do not provide guidance concerning the extent to which Policyowners may direct their investments to particular sub-accounts of the Account. Regulations in this regard are expected in the future. It is not clear what these regulations will provide or whether they will be prospective only. It is possible that when regulations are issued, the Policy may need to be modified to comply with such regulations.

The individual situation of each Policyowner or beneficiary will determine the federal estate taxes and the state and local estate, inheritance and other taxes due if the owner or life insured dies.

WHAT ARE THE OPTIONS ON LAPSE?

If a premium is not paid within the grace period of 31 days after the date it was due and the Policy has a net cash value, a "guaranteed option" can be chosen instead of resuming premium payments. The guaranteed options are (a),
(b), (c) and (d) below. If the Policy is in a special premium class, as indicated in the Policy, option (a) is not available.

If a guaranteed option is not chosen before the end of the grace period and the automatic premium loan option has not been requested, Manufacturers Life of America will apply option (a) or, if (a) is not available, option (b). In either case the Policyowner can choose instead any other available guaranteed option; Manufacturers Life of America must receive a signed request for this change no later than 60 days after the due date of the unpaid premium.

(a) Extended Term Insurance. The Policy can be continued as term insurance for a fixed amount. That amount will be the face amount less any Policy debt.

     The term insurance will begin on the due date of the unpaid premium. Manufacturers Life of America will use the cash value of the Policy on the due date, less any Policy debt, as a net single premium on the due date to compute the period of coverage. After that period no insurance will be in force. Extended term insurance has a cash value but no loan value.

(b) Paid-up Whole Life Insurance (Fixed Amount). The Policy can be continued as paid-up whole life insurance for a fixed amount, if it has a cash value sufficient to provide at least $300 of such insurance. Manufacturers Life of America will use the cash value of the Policy on the due date, less any Policy debt, as a net single premium on the due date to compute the amount of insurance. Paid-up whole life insurance, whether for a fixed or variable amount, has a cash value and a loan value.

(c) Paid-up Whole Life Insurance (Variable Amount). The Policy can be continued as paid-up whole life insurance for an amount which can vary, if it has a cash value sufficient to provide an initial amount of at least $300 of such insurance. The initial amount will be calculated as in (b). The assets relating to the Policy will remain in the Account. The amount of insurance may then change on any subsequent Policy Anniversary, depending on the investment performance of the Funds. There is no guaranteed minimum death benefit.

(d) Surrender For Cash. The Policy can be surrendered for its net cash value. If Manufacturers Life of America receives a request for surrender within 60 days after the due date of the unpaid premium, the net cash value will be the cash value on the due date increased or decreased by the change in the value of the assets relating to the Policy since the due date, less the Policy debt, if any. If the request is received after 60 days, the net cash value is the cash value of any extended term insurance or paid-up insurance then in force less any Policy debt.

WHAT ARE THE REINSTATEMENT RULES?

If the policy terminates or is changed to extended term or paid-up insurance, it can be reinstated within 7 years if:

(1)  It has not been surrendered for cash;

(2) Manufacturers Life of America receives evidence of insurability satisfactory to it; and

(3) Manufacturers Life of America receives payment of the larger of: (i) the sum of all overdue premiums with interest at 6% per year compounded annually or (ii) 110% of the increase in net cash value resulting from reinstatement.

Upon reinstatement, the Policy will have the same cash value and death benefit as if the termination or change had not occurred and a Policy debt equal to any Policy debt in effect on the date any guaranteed option became effective, plus interest thereon, and any loan arising after any guaranteed option became effective, plus interest thereon.

WHAT ARE THE OTHER GENERAL POLICY PROVISIONS?

BENEFICIARY. One or more beneficiaries of the Policy may be appointed by the Policyowner by naming them in the application. Beneficiaries may be appointed in three classes -- primary, secondary and final. Thereafter the beneficiary may be changed by the Policyowner during the life insured's lifetime by giving written notice to Manufacturers Life of America in a form satisfactory to it. If the life insured dies and there is no surviving beneficiary, the Policyowner, or the Policyowner's estate if the Policyowner is the life insured, will be the beneficiary.

INCONTESTABILITY. Manufacturers Life of America will not contest the Policy after it has been in force during the life insured's lifetime for two years from the Policy date, except for non-payment of premiums or as to certain matters following reinstatement of the Policy after lapse. However, it may contest at any time the validity of any rider adding a "total disability waiver" benefit.

MISSTATEMENT OF AGE OR SEX. If the life insured's stated age or sex or both in the Policy are incorrect, Manufacturers Life of America will change the benefits payable to those which the premium would have bought for the correct age and sex.

SUICIDE EXCLUSION. If the life insured, whether sane or insane, dies by suicide within one year from the date the Policy is issued, Manufacturers Life of America will pay only the sum of the premiums paid less any Policy debt.

ASSIGNMENT. Manufacturers Life of America will not be deemed to know of or be bound by an assignment unless it receives a copy of it at its Service Office. Manufacturers Life of America assumes no responsibility for the validity or effects of any assignment. In the event of the Policy's assignment for collateral purposes, Manufacturers Life of America may require the written consent of the Policyowner as well as the collateral assignee of the Policy before treating as complete any request for a partial or full withdrawal of the Policy's net cash value or a loan against the Policy's cash value.

SETTLEMENT OPTIONS. The Policy grants to most Policyowners, or to the beneficiary, five optional ways of receiving Policy proceeds, other than in a lump sum. The proceeds may be payable (i) in equal installments for a specified period of not less than five years and not more than 30, (ii) in equal installments for the life of the annuitant with the guarantee that if the annuitant does not survive for a period of either 10 or 20 years or for a period when the total payments made equal the proceeds payable, payments will continue for the remainder of such period, (iii) in installments of a specified amount together with interest until the proceeds are exhausted, (iv) in equal installments for the joint lives of two annuitants with a guarantee that payments will continue for at least 10 years, and (v) by leaving the proceeds on deposit at interest with withdrawals permitted not more frequently than monthly by the payee until the proceeds are exhausted. Any Manufacturers Life of America agent authorized to sell the Policy can explain these options upon request.

RIDERS. When the Policy is first issued, the Policyowner may be able to obtain extra fixed benefits for an additional premium. These benefits will be described in what is known as a "rider" to the Policy. The amounts of these benefits are fully guaranteed at issue; they do not depend on the performance of the Account. Certain restrictions may apply; they are described in the applicable rider. Any Manufacturers Life of America agent authorized to sell the Policy can explain these extra benefits further. Samples of the provisions are available from Manufacturers Life of America upon written request.


WHAT ARE THE VOTING RIGHTS?


As stated above, all of the assets held in the sub-accounts of the Account will be invested in shares of a particular Portfolio of NASL Series Trust. Manufacturers Life of America is the legal owner of those shares and as such has the right to vote upon matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholders' meeting. However, Manufacturers Life of America will vote shares of NASL Series Trust held in the Account in accordance with instructions received from Policyowners. Portfolio shares held in each sub-account for which no timely instructions from Policyowners are received, including shares not attributable to Policies, will be voted by Manufacturers Life of America in the same proportion as those shares in that sub-account for which instructions are received. Should the applicable federal securities laws or regulations change so as to permit Manufacturers Life of America to vote shares held in the Account in its own right, it may elect to do so.

The number of Portfolio shares in each sub-account for which instructions may be given by a Policyowner is determined by dividing the portion of that Policy's net cash value derived from participation in that sub-account, if any, by the value of one share of the corresponding Portfolio. The number will be determined as of a date chosen by Manufacturers Life of America, but not more than 90 days before the meeting of shareholders. Fractional votes are counted. Voting instructions will be solicited in writing at least 14 days prior to the meeting of the Series Fund.


Manufacturers Life of America may, if required by state insurance officials, disregard voting instructions if such instructions would require shares to be voted so as to cause a change in the sub-classification or investment policies of one or more of the Funds, or to approve or disapprove an investment management contract for the Series Fund. In addition, Manufacturers Life of America itself may disregard voting instructions that would require changes in the investment policies or investment adviser of one or more of the Funds, provided that Manufacturers Life of America reasonably disapproves such changes in accordance with applicable federal regulations. If Manufacturers Life of America does disregard voting instructions, it will advise Policyowners of that action and its reasons for such action in the next semi-annual report to Policyowners.

WHO ARE THE DIRECTORS AND OFFICERS OF MANUFACTURERS LIFE OF AMERICA?

The directors and executive officers of Manufacturers Life of America, together with their principal occupations during the past five years, are as follows:


                          Position With
                          Manufacturers Life
     Name                 of America              Principal Occupation


     Sandra M. Cotter     Director                Attorney 1989-present, Dykema
       (34)                                       Gossett


     James D. Gallagher   Director, Secretary,    Vice President, Legal Services
       (42)               and General Counsel     --January 1996-present, The
                                                  Manufacturers Life Insurance
                                                  Company; Vice President,
                                                  Secretary and General Counsel--
                                                  1994-present, North American
                                                  Security Life; Vice President
                                                  and Associate General Counsel--
                                                  1991-1994, The Prudential
                                                  Insurance Company of America



                          Position With
                          Manufacturers Life
     Name                 of America              Principal Occupation

     Bruce Gordon         Director                Vice President, U.S. Operations
       (53)                                       - Pensions -- 1990-present, The
                                                  Manufacturers Life Insurance
                                                  Company

     Donald A. Guloien    Director and President  Senior Vice President, Business
       (39)                                       Development 1994-present, The
                                                  Manufacturers Life Insurance
                                                  Company; Vice President, U.S.
                                                  Individual Business -- 1990-1994,
                                                  The Manufacturers Life Insurance
                                                  Company

     Theodore Kilkuskie, Director                 Vice President, U.S. Individual
        Jr. (41)                                  Insurance -- June 1995-present,
                                                  The Manufacturers Life Insurance
                                                  Company; Executive Vice President,
                                                  Mutual Funds -- January 1995-May 1995,
                                                  State Street Research; Vice President,
                                                  Mutual Funds -- 1987-1994, Metro-
                                                  politan Life Insurance Company

     Joseph J. Pietroski  Director                Senior Vice President, General
       (58)                                       Counsel and Corporate Secretary --
                                                  1988-present, The Manufacturers
                                                  Life Insurance Company

     John D. Richardson   Chairman and Director   Senior Vice President and General
       (58)                                       Manager, U.S. Operations
                                                  1995-present, The Manufacturers
                                                  Life Insurance Company; Senior
                                                  Vice President and General
                                                  Manager, Canadian Operations
                                                  1992-1994, The Manufacturers Life
                                                  Insurance Company; Senior Vice
                                                  President, Financial Services
                                                  1992, The Manufacturers Life
                                                  Insurance Company; Executive Vice
                                                  Chairman and CFO -- 1989-1991,
                                                  Canada Trust


                          Position With
                          Manufacturers Life
     Name                 of America              Principal Occupation

     John R. Ostler       Vice President, Chief   Financial Vice President -- 1992-
       (43)               Actuary and Treasurer   present, The Manufacturers Life
                                                  Insurance Company; Vice President,
                                                  Insurance Products -- 1990-1992,
                                                  The Manufacturers Life Insurance
                                                  Company

     Douglas H. Myers     Vice President,         Assistant Vice President and
       (42)               Finance and Compliance  Controller, U.S. Operations --
                          Controller              1988-present, The Manufacturers
                                                  Life Insurance Company

     Hugh McHaffie        Vice President          Vice President & Product Actuary --
       (37)                                       June 1990-present, North American
                                                  Security Life



UNDER WHAT CIRCUMSTANCES MAY FUND SHARES BE SUBSTITUTED?


Although Manufacturers Life of America believes it to be highly unlikely, it is possible that in the judgment of its management, one or more of the Portfolios may become unsuitable for investment by the Account because of a change in investment policy or a change in the tax laws, because the shares are no longer available for investment, or for some other reason. In that event Manufacturers Life of America may seek to substitute the shares of another Portfolio or of an entirely different mutual fund. Before this can be done, the approval of the S.E.C. and one or more state insurance departments may be required.


Manufacturers Life of America also reserves the right to combine other separate accounts with the Account, to establish additional sub-accounts within the Account, to operate the Account as a management investment company or other form permitted by law, and to deregister the Account under the 1940 Act. Any such change would be made only if permissible under applicable federal and state law.

WHAT REPORTS WILL BE SENT TO POLICYOWNERS?

Once each Policy year (except where the Policy is in force as extended term insurance or reduced paid-up insurance) Policyowners will be sent statements showing the amount of the death benefit, the net cash value, and any Policy debt (and interest charged for the preceding Policy year) as of the Policy Anniversary. The statement will also show the amount of the cash value derived from participation in each sub-account.


Each Policyowner will also be sent an annual and a semi-annual report for NASL Series Trust which will include a list of the securities held in each Portfolio as required by the 1940 Act.

WHAT STATE REGULATIONS APPLY?

Manufacturers Life of America is subject to regulation and supervision by the Michigan Department of Insurance, which periodically examines its financial condition and operations. It is also subject to the insurance laws and regulations of all jurisdictions in which it is authorized to do business. The Policies have been filed with insurance officials and meet all standards set by law in each jurisdiction where they are sold.

Manufacturers Life of America is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business for the purposes of determining solvency and compliance with local insurance laws and regulations.

IS THERE ANY LITIGATION PENDING?


No litigation is pending that would have a material effect upon the Account or NASL Series Trust.


WHERE CAN FURTHER INFORMATION BE FOUND?

A registration statement under the Securities Act of 1933 has been filed with the S.E.C. relating to the offering described in this prospectus. This prospectus does not include all the information set forth in the registration statement. The omitted information may be obtained at the S.E.C.'s principal office in Washington, D.C. upon payment of the prescribed fee.

For further information you may also contact Manufacturers Life of America's Service Office, the address and telephone number of which are on the cover of this prospectus.

LEGAL MATTERS


The legal validity of the Policies has been passed on by James D. Gallagher, Esq., General Counsel of Manufacturers Life of America. Jones & Blouch L.L.P., Washington, D.C., has passed on matters relating to the federal securities laws.


EXPERTS


The financial statements of The Manufacturers Life Insurance Company of America and of Separate Account One of The Manufacturers Life Insurance Company of America appearing in this prospectus for the period ended December 31, 1995, have been audited by Ernst & Young LLP, independent auditors, to the extent indicated in their reports thereon appearing elsewhere herein. Such financial statements have been included herein in reliance upon such report given upon the authority of such firm as experts in auditing and accounting.

                                   APPENDIX A

                         VARIABLE LIFE INSURANCE POLICY
                               MALE ISSUE AGE 25
                              $100,000 FACE AMOUNT
    $903.00 ANNUAL PREMIUM FOR NON-SMOKER WITH STANDARD UNDERWRITING RISK(1)



             PREMIUMS                DEATH BENEFIT(2)                          CASH VALUE(2)
           ACCUMULATED         ASSUMING HYPOTHETICAL GROSS              ASSUMING HYPOTHETICAL GROSS
END OF        AT 5%            ANNUAL INVESTMENT RETURN OF              ANNUAL INVESTMENT RETURN OF
POLICY      INTEREST         ---------------------------------        ------------------------------
YEAR        PER YEAR            0%          6%           12%             0%         6%       12%
----        --------            --          --           ---             --         --       ---
  1         $   948          $100,000     $100,001     $100,054      $     0    $     0   $     0
  2           1,944           100,000      100,005      100,338          595        652       709
  3           2,989           100,000      100,013      100,860        1,225      1,369     1,521
  4           4,087           100,000      100,025      101,626        1,846      2,118     2,415
  5           5,239           100,000      100,040      102,653        2,481      2,924     3,427
  6           6,449           100,000      100,058      103,950        3,106      3,764     4,540
  7           7,720           100,000      100,080      105,526        3,721      4,639     5,764
  8           9,054           100,000      100,105      107,390        4,326      5,550     7,110
  9          10,455           100,000      100,132      109,553        4,921      6,498     8,590
 10          11,926           100,000      100,163      112,026        5,506      7,485    10,216
 15          20,460           100,000      100,359      129,496        8,220     12,977    20,999
 20          31,351           100,000      100,615      156,863       10,467     19,328    37,737
 25          45,252           100,000      100,920      196,602       12,192     26,499    63,400

(1) If premiums are paid more frequently than annually, the payments would be $459.00 semi-annually, $232.50 quarterly, $78.50 monthly, or $77.00 monthly ManuMatic. The death benefits and cash values would be slightly different for a Policy with more frequent premium payments.

(2)  Assumes no Policy loan has been made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A POLICYOWNER, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY MANUFACTURERS LIFE OF AMERICA OR NASL SERIES TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                         VARIABLE LIFE INSURANCE POLICY
                               MALE ISSUE AGE 40
                              $100,000 FACE AMOUNT
   $1,584.00 ANNUAL PREMIUM FOR NON-SMOKER WITH STANDARD UNDERWRITING RISK(1)



             PREMIUMS                DEATH BENEFIT(2)                          CASH VALUE(2)
           ACCUMULATED         ASSUMING HYPOTHETICAL GROSS              ASSUMING HYPOTHETICAL GROSS
END OF        AT 4%            ANNUAL INVESTMENT RETURN OF              ANNUAL INVESTMENT RETURN OF
POLICY      INTEREST         ---------------------------------        ------------------------------
YEAR        PER YEAR            0%          6%           12%             0%         6%       12%
----        --------            --          --           ---             --         --       ---
  1         $ 1,663           $100,000     $100,001     $100,092      $    80    $   106  $    132
  2           3,410            100,000      100,007      100,460        1,350      1,480     1,614
  3           5,243            100,000      100,017      101,106        2,577      2,891     3,224
  4           7,169            100,000      100,031      102,037        3,762      4,339     4,973
  5           9,190            100,000      100,049      103,268        4,952      5,874     6,928
  6          11,313            100,000      100,071      104,805        6,098      7,448     9,050
  7          13,542            100,000      100,096      106,657        7,199      9,058    11,354
  8          15,882            100,000      100,124      108,833        8,254     10,705    13,854
  9          18,339            100,000      100,156      111,342        9,262     12,387    16,564
 10          20,920            100,000      100,192      114,195       10,221     14,101    19,501
 15          35,889            100,000      100,411      134,059       14,280     23,112    38,228
 20          54,995            100,000      100,692      164,746       17,107     32,700    65,787
 25          79,380            100,000      101,023      209,007       18,694     42,527   105,702



(1) If premiums are paid more frequently than annually, the payments would be $804.00 semi-annually, $405.50 quarterly, $136.50 monthly, or $135.00 monthly ManuMatic. The death benefits and cash values would be slightly different for a Policy with more frequent premium payments.

(2)  Assumes no Policy loan has been made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A POLICYOWNER, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY MANUFACTURERS LIFE OF AMERICA OR NASL SERIES TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                         VARIABLE LIFE INSURANCE POLICY
                               MALE ISSUE AGE 55
                              $100,000 FACE AMOUNT
   $3,278.00 ANNUAL PREMIUM FOR NON-SMOKER WITH STANDARD UNDERWRITING RISK(1)



             PREMIUMS                DEATH BENEFIT(2)                          CASH VALUE(2)
           ACCUMULATED         ASSUMING HYPOTHETICAL GROSS              ASSUMING HYPOTHETICAL GROSS
END OF        AT 5%            ANNUAL INVESTMENT RETURN OF              ANNUAL INVESTMENT RETURN OF
POLICY      INTEREST         ---------------------------------        ------------------------------
YEAR        PER YEAR            0%          6%           12%             0%         6%       12%
----        --------            --          --           ---             --         --       ---
  1         $  3,442         $100,000     $100,004     $100,258      $   668    $   785  $    903
  2            7,056          100,000      100,013      100,824        2,807      3,179     3,565
  3           10,851          100,000      100,026      101,701        4,831      5,591     6,411
  4           14,835          100,000      100,044      102,895        6,738      8,017     9,451
  5           19,019          100,000      100,066      104,423        8,623     10,554    12,805
  6           23,412          100,000      100,091      106,292       10,391     13,102    16,390
  7           28,024          100,000      100,121      108,510       12,042     15,659    20,222
  8           32,867          100,000      100,154      111,087       13,578     18,219    24,316
  9           37,952          100,000      100,191      114,034       14,999     20,779    28,688
 10           43,292          100,000      100,231      117,361       16,304     23,334    33,355
 15           74,271          100,000      100,478      140,195       21,080     35,768    61,636
 20          113,810          100,000      100,786      174,952       23,254     47,305   100,131
 25          164,272          100,000      101,142      224,675       23,719     58,135   153,139


(1) If premiums are paid more frequently than annually, the payments would be $1,660.00 semi-annually, $835.50 quarterly, $280.50 monthly, or $279.00 monthly ManuMatic. The death benefits and cash values would be slightly different for a Policy with more frequent premium payments.

(2)  Assumes no Policy loan has been made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A POLICYOWNER, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY MANUFACTURERS LIFE OF AMERICA OR NASL SERIES TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                   APPENDIX B

                         VARIABLE LIFE INSURANCE POLICY
                              FEMALE ISSUE AGE 25
                              $118,727 FACE AMOUNT
    $1,000 ANNUAL PREMIUM FOR NON-SMOKER WITH STANDARD UNDERWRITING RISK(1)



             PREMIUMS                DEATH BENEFIT(2)                          CASH VALUE(2)
           ACCUMULATED         ASSUMING HYPOTHETICAL GROSS              ASSUMING HYPOTHETICAL GROSS
END OF        AT 4%            ANNUAL INVESTMENT RETURN OF              ANNUAL INVESTMENT RETURN OF
POLICY      INTEREST         ---------------------------------        ------------------------------
YEAR        PER YEAR            0%          4%            8%             0%         4%        8%
----        --------            --          --            --             --         --        --
  1         $ 1,040          $118,727     $118,727     $118,749      $     0    $     0   $     0
  2           2,122           118,727      118,727      118,864          706        751       796
  3           3,246           118,727      118,727      119,072        1,455      1,568     1,685
  4           4,416           118,727      118,727      119,372        2,192      2,403     2,628
  5           5,633           118,727      118,727      119,765        2,946      3,288     3,662
  6           6,898           118,727      118,727      120,253        3,688      4,194     4,759
  7           8,214           118,727      118,727      120,833        4,418      5,119     5,923
  8           9,583           118,727      118,727      121,505        5,136      6,065     7,158
  9          11,006           118,727      118,727      122,269        5,843      7,031     8,467
 10          12,486           118,727      118,727      123,124        6,537      8,018     9,854
 15          20,825           118,727      118,727      128,734        9,760     13,191    18,045
 20          30,969           118,727      118,727      136,510       12,427     18,574    28,528
 25          43,312           118,727      118,727      146,380       14,476     23,991    41,705

(1) If premiums are paid more frequently than annually, the payments would be $508.34 semi-annually, $257.45 quarterly, $86.42 monthly, or $84.92 monthly ManuMatic. The death benefits and cash values would be slightly different for a Policy with more frequent premium payments.

(2)  Assumes no Policy loan has been made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A POLICYOWNER, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 4% AND 8% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY MANUFACTURERS LIFE OF AMERICA OR NASL SERIES TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                         VARIABLE LIFE INSURANCE POLICY
                              FEMALE ISSUE AGE 25
                              $118,727 FACE AMOUNT
    $1,000 ANNUAL PREMIUM FOR NON-SMOKER WITH STANDARD UNDERWRITING RISK(1)



             PREMIUMS                DEATH BENEFIT(2)                          CASH VALUE(2)
           ACCUMULATED         ASSUMING HYPOTHETICAL GROSS              ASSUMING HYPOTHETICAL GROSS
END OF        AT 5%            ANNUAL INVESTMENT RETURN OF              ANNUAL INVESTMENT RETURN OF
POLICY      INTEREST         ---------------------------------        ------------------------------
YEAR        PER YEAR            0%          6%           12%             0%         6%       12%
----        --------            --          --           ---             --         --       ---
  1         $ 1,050          $118,727     $118,728     $118,791      $     0    $     0   $     0
  2           2,153           118,727      118,733      119,128          706        774       842
  3           3,310           118,727      118,743      119,748        1,455      1,626     1,806
  4           4,526           118,727      118,757      120,658        2,192      2,514     2,867
  5           5,802           118,727      118,774      121,877        2,946      3,471     4,068
  6           7,142           118,727      118,796      123,417        3,688      4,469     5,390
  7           8,549           118,727      118,822      125,288        4,418      5,507     6,843
  8          10,027           118,727      118,851      127,501        5,136      6,589     8,442
  9          11,578           118,727      118,884      130,069        5,843      7,715    10,198
 10          13,207           118,727      118,921      133,005        6,537      8,887    12,129
 15          22,657           118,727      119,153      153,746        9,760     15,407    24,931
 20          34,719           118,727      119,457      186,239       12,427     22,947    44,804
 25          50,113           118,727      119,820      233,420       14,476     31,461    75,272


(1) If premiums are paid more frequently than annually, the payments would be $508.34 semi-annually, $257.45 quarterly, $86.42 monthly, or $84.92 monthly ManuMatic. The death benefits and cash values would be slightly different for a Policy with more frequent premium payments.

(2)  Assumes no Policy loan has been made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A POLICYOWNER, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY MANUFACTURERS LIFE OF AMERICA OR NASL SERIES TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                         VARIABLE LIFE INSURANCE POLICY
                              FEMALE ISSUE AGE 40
                              $102,654 FACE AMOUNT
    $1,500 ANNUAL PREMIUM FOR NON-SMOKER WITH STANDARD UNDERWRITING RISK(1)



             PREMIUMS                DEATH BENEFIT(2)                          CASH VALUE(2)
           ACCUMULATED         ASSUMING HYPOTHETICAL GROSS              ASSUMING HYPOTHETICAL GROSS
END OF        AT 4%            ANNUAL INVESTMENT RETURN OF              ANNUAL INVESTMENT RETURN OF
POLICY      INTEREST         ---------------------------------        ------------------------------
YEAR        PER YEAR            0%          4%            8%             0%         4%        8%
----        --------            --          --            --             --         --        --
  1         $ 1,560          $102,654     $102,654     $102,687      $    82    $   100   $   117
  2           3,182           102,654      102,654      102,815        1,385      1,474     1,565
  3           4,870           102,654      102,654      103,037        2,646      2,858     3,080
  4           6,625           102,654      102,654      103,351        3,862      4,250     4,664
  5           8,449           102,654      102,654      103,758        5,083      5,700     6,375
  6          10,347           102,654      102,654      104,255        6,260      7,157     8,163
  7          12,321           102,654      102,654      104,843        7,390      8,617    10,030
  8          14,374           102,654      102,654      105,518        8,473     10,079    11,979
  9          16,509           102,654      102,654      106,280        9,507     11,541    14,010
 10          18,730           102,654      102,654      107,126       10,492     12,998    16,124
 15          31,237           102,654      102,654      112,592       14,659     20,152    28,000
 20          46,454           102,654      102,654      120,024       17,561     26,872    42,174
 25          64,968           102,654      102,654      129,350       19,191     32,814    58,660


(1) If premiums are paid more frequently than annually, the payments would be $761.21 semi-annually, $384.16 quarterly, $129.74 monthly, or $128.24 monthly ManuMatic. The death benefits and cash values would be slightly different for a Policy with more frequent premium payments.

(2)  Assumes no Policy loan has been made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A POLICYOWNER, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 4% AND 8% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY MANUFACTURERS LIFE OF AMERICA OR NASL SERIES TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                         VARIABLE LIFE INSURANCE POLICY
                              FEMALE ISSUE AGE 40
                              $102,654 FACE AMOUNT
    $1,500 ANNUAL PREMIUM FOR NON-SMOKER WITH STANDARD UNDERWRITING RISK(1)



             PREMIUMS                DEATH BENEFIT(2)                          CASH VALUE(2)
           ACCUMULATED         ASSUMING HYPOTHETICAL GROSS              ASSUMING HYPOTHETICAL GROSS
END OF        AT 5%            ANNUAL INVESTMENT RETURN OF              ANNUAL INVESTMENT RETURN OF
POLICY      INTEREST         ---------------------------------        ------------------------------
YEAR        PER YEAR            0%          6%           12%             0%         6%       12%
----        --------            --          --           ---             --         --       ---
  1         $ 1,575          $102,654     $102,656     $102,749      $    82    $   109  $    135
  2           3,229           102,654      102,661      103,126        1,385      1,520     1,657
  3           4,965           102,654      102,672      103,790        2,646      2,968     3,310
  4           6,788           102,654      102,686      104,746        3,862      4,454     5,105
  5           8,703           102,654      102,704      106,009        5,083      6,030     7,111
  6          10,713           102,654      102,726      107,587        6,260      7,645     9,290
  7          12,824           102,654      102,752      109,488        7,390      9,299    11,656
  8          15,040           102,654      102,782      111,721        8,473     10,989    14,222
  9          17,367           102,654      102,815      114,297        9,507     12,715    17,004
 10          19,810           102,654      102,851      117,225       10,492     14,475    20,019
 15          33,986           102,654      103,076      137,617       14,659     23,725    39,243
 20          52,079           102,654      103,364      169,119       17,561     33,568    67,533
 25          75,170           102,654      103,704      214,554       19,191     43,656   108,507


(1) If premiums are paid more frequently than annually, the payments would be $761.21 semi-annually, $384.16 quarterly, $129.74 monthly, or $128.24 monthly ManuMatic. The death benefits and cash values would be slightly different for a Policy with more frequent premium payments.

(2)  Assumes no Policy loan has been made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A POLICYOWNER, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY MANUFACTURERS LIFE OF AMERICA OR NASL SERIES TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                         VARIABLE LIFE INSURANCE POLICY
                              FEMALE ISSUE AGE 55
                              $101,227 FACE AMOUNT
    $3,000 ANNUAL PREMIUM FOR NON-SMOKER WITH STANDARD UNDERWRITING RISK(1)



             PREMIUMS                DEATH BENEFIT(2)                          CASH VALUE(2)
           ACCUMULATED         ASSUMING HYPOTHETICAL GROSS              ASSUMING HYPOTHETICAL GROSS
END OF        AT 4%            ANNUAL INVESTMENT RETURN OF              ANNUAL INVESTMENT RETURN OF
POLICY      INTEREST         ---------------------------------        ------------------------------
YEAR        PER YEAR            0%          4%            8%             0%         4%        8%
----        --------            --          --            --             --         --        --
  1         $  3,120         $101,227     $101,227     $101,317      $   676    $   755   $   835
  2            6,365          101,227      101,227      101,510        2,842      3,091     3,347
  3            9,739          101,227      101,227      101,805        4,890      5,397     5,930
  4           13,249          101,227      101,227      102,198        6,821      7,667     8,582
  5           16,899          101,227      101,227      102,690        8,729      9,998    11,405
  6           20,695          101,227      101,227      103,280       10,518     12,288    14,303
  7           24,643          101,227      101,227      103,965       12,190     14,534    17,274
  8           28,748          101,227      101,227      104,744       13,744     16,731    20,317
  9           33,018          101,227      101,227      105,615       15,183     18,876    23,431
 10           37,459          101,227      101,227      106,575       16,504     20,962    26,612
 15           62,474          101,227      101,227      112,669       21,339     30,298    43,344
 20           92,908          101,227      101,227      120,790       23,540     37,603    61,254
 25          129,935          101,227      101,227      130,848       24,010     43,243    80,739



(1) If premiums are paid more frequently than annually, the payments would be $1,519.20 semi-annually, $765.65 quarterly, $256.56 monthly, or $255.06 monthly ManuMatic. The death benefits and cash values would be slightly different for a Policy with more frequent premium payments.

(2)  Assumes no Policy loan has been made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A POLICYOWNER, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 4% AND 8% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY MANUFACTURERS LIFE OF AMERICA OR NASL SERIES TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                         VARIABLE LIFE INSURANCE POLICY
                              FEMALE ISSUE AGE 55
                              $101,227 FACE AMOUNT
    $3,000 ANNUAL PREMIUM FOR NON-SMOKER WITH STANDARD UNDERWRITING RISK(1)



             PREMIUMS                DEATH BENEFIT(2)                          CASH VALUE(2)
           ACCUMULATED         ASSUMING HYPOTHETICAL GROSS              ASSUMING HYPOTHETICAL GROSS
END OF        AT 5%            ANNUAL INVESTMENT RETURN OF              ANNUAL INVESTMENT RETURN OF
POLICY      INTEREST         ---------------------------------        ------------------------------
YEAR        PER YEAR            0%          6%           12%             0%         6%       12%
----        --------            --          --           ---             --         --       ---
  1         $  3,150         $101,227     $101,231     $101,488      $   676    $   795   $   914
  2            6,458          101,227      101,240      102,061        2,842      3,218     3,609
  3            9,930          101,227      101,254      102,949        4,890      5,660     6,489
  4           13,577          101,227      101,271      104,158        6,821      8,116     9,567
  5           17,406          101,227      101,293      105,704        8,729     10,684    12,962
  6           21,426          101,227      101,319      107,596       10,518     13,263    16,591
  7           25,647          101,227      101,350      109,841       12,190     15,851    20,470
  8           30,080          101,227      101,383      112,450       13,744     18,443    24,614
  9           34,734          101,227      101,421      115,433       15,183     21,034    29,040
 10           39,620          101,227      101,461      118,801       16,504     23,620    33,765
 15           67,972          101,227      101,710      141,916       21,339     36,207    62,392
 20          104,158          101,227      102,022      177,098       23,540     47,886   101,360
 25          150,340          101,227      102,383      227,432       24,010     58,849   155,018

(1) If premiums are paid more frequently than annually, the payments would be $1,519.20 semi-annually, $765.65 quarterly, $256.56 monthly, or $255.06 monthly ManuMatic. The death benefits and cash values would be slightly different for a Policy with more frequent premium payments.

(2)  Assumes no Policy loan has been made.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A POLICYOWNER, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY MANUFACTURERS LIFE OF AMERICA OR NASL SERIES TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

APPENDIX C

ILLUSTRATION OF COMPUTATION OF DEATH BENEFIT

Manufacturers Life of America determines a Policy's death benefit on each premium due date by calculating the Policy's net return for the period since the previous premium due date (herein referred to as the "premium period"). The net return is the difference between the total investment base and assumed base on the premium due date. The total investment base is the sum of the value of the assets in the Account relating to the Policy plus the amount of the loan account. The assumed base is what the total investment base would be on the premium due date if it increased during the premium period at a net annual effective rate of 4 1/2%. At the beginning of each premium period, the assumed base is equal to the total investment base, so that the net return at the end of the period reflects only the variations from the assumed base for that period.

In order to determine the change in death benefit, the net return for the premium period just ended, which may be either positive or negative, is divided by a factor which is the net single premium for one dollar of paid-up additions, which factor is based on the life insured's current age and the 1958 Commissioners Standard Ordinary Mortality Table. Such factors at representative ages as of a Policy Anniversary are shown below:


              NET SINGLE PREMIUM
                 PER DOLLAR OF
ATTAINED AGE  PAID-UP ADDITIONS
------------  -----------------
     25                   .16162
     30                   .19245
     35                   .23014
     40                   .27531
     45                   .32729
     50                   .38566
     55                   .44926
     60                   .51654
     65                   .58504

The figure resulting from the division of the net return by the net single premium factor is the amount of paid-up additions credited to the Policy on the premium due date. It is added to any paid-up additions previously credited, and the total paid-up additions are added to the face amount to give the current death benefit.

Assume, for example, a Policy with a face amount of $100,000 and premiums payable annually issued to a person at age 40 whose attained age is 45 with no Policy debt and all net premiums allocated to a single sub-account. Assume also that on the preceding premium due date there were no additional paid-up additions. If the total investment base on the premium due date is $6,200.00 and the assumed base is $5,859.00, the difference, $341.00, is the net return, which is divided by .32729 to give $1,041.89 of paid-up additions. Since there are no prior paid-up additions, the total death benefit is the face amount, $100,000, plus the paid-up additions, $1,041.89, or $101,041.89.

Assume further that on the next premium due date the total investment base is $7,400.00 and the assumed base is $7,777.65. The net return, - $377.65, is divided by the net single premium factor for age 46, .33847, which results in - $1,115.76 of paid-up additions. In the absence of the minimum death benefit guarantee, the new death benefit would be $99,926.13 ($101,041.89 - $1,115.76).
However, the death benefit can never be less than the $100,000 face amount, provided all premiums are paid when due and there are no Policy loans.

APPENDIX D

ILLUSTRATION OF COMPUTATION OF CHANGES
IN TOTAL INVESTMENT BASE AND RELATION
THEREOF TO CASH VALUE

On each premium due date, a Policy's total investment base is the Policy's cash value on that date plus the current net premium. On Business Days that are not premium due dates the total investment base will exceed the cash value, because the cash value reflects the cost of insurance applicable to the premium period, while the total investment base is adjusted for the cost of insurance only at the end of a premium period. The total investment base is also credited with a net premium on a premium due date, while the net cash value will reflect the fact that a premium has not been paid when due.

The total investment base is calculated on each Business Day. To compute the total investment base on a Business Day, Manufacturers Life of America first determines the net investment return for each sub-account in which the Policy participates and for the loan account for that Business Day. For a Policy with net premiums invested in one sub-account and no Policy loan, the net investment return is equal to (i) the income and realized and unrealized capital gains and losses of the sub-account since the preceding Business Day, less (ii) the charge for the period since the preceding Business Day for mortality and expense risks at an annual rate of 0.1% of the average net value of the assets of the sub-account, less (iii) any charge against the sub-account for taxes or as a provision for taxes since the preceding Business Day (currently no such charge is made). A net rate of return for the sub-account is then computed by dividing the net investment return by an amount equal to (i) the value of the assets of the sub-account at the end of the current Business Day less (ii) the net investment return calculated for that day less (iii) the amount of the tax provision, if any, maintained in the sub-account at the end of the previous Business Day. Manufacturers Life of America then multiplies the investment base in that sub-account for the previous Business Day, with adjustments for any premiums due, or loans, loan repayments or sub-account transfers made, on such previous day, by a factor which is one plus the net rate of return for the current Business Day. If the current Business Day is the first Business Day following a premium due date, the cost of insurance for the premium period just ended is deducted from the investment base for the previous Business Day before multiplying the base by the factor to obtain the current investment base. In addition, if there is any Policy debt, the investment base for the previous Business Day is adjusted downward to offset an upward adjustment made concurrently to the investment base in the loan account described below.

Assume, for example, that on the Business Day coinciding with a premium due date the value of the assets of the sub-account in which the Policy participates was $5,000,000, that there were no transfers into or out of the sub-account on that Business Day, that on the first Business Day following the premium due date ("current Business Day") the sub-account received no dividends or distributions on the Fund shares held by the sub-account and that no gain or loss was realized on such shares, that on the current Business Day there was an unrealized gain on Fund shares of $2,000, and that the charge for mortality and expense risks for the period ending on the current Business Day was $13.69 ($5,000,000 X .001/365). Assume also that the Policy's investment base in that sub-account for the previous Business Day was $1,000, that the net premium then due was $400, that no loans, loan repayments or sub-account transfers were made on that Business Day, and that the cost of insurance for the premium period then ended was $20. The investment base for the current Business Day is computed as follows:

(1) The net investment return is the unrealized gain on Fund shares, $2,000, minus the mortality and expense risks charge, $13.69, or $1,986.31 ($2,000
     - $13.69).

(2) The net rate of return is the net investment return, $1,986.31, divided by an amount equal to (i) the current value of the sub-account's assets, $5,001,986.31 ($5,000,000 + $1,986.31), minus (ii) the net investment return, $1,986.31, or 0.000397 ($1,986.31 / $5,000,000).

(3) The investment base for the current Business Day is the investment base for the preceding Business Day, $1,000, adjusted by the addition of the net premium then due, $400, and the subtraction of the cost of insurance for the premium period then ended, $20, multiplied by one (1) plus the net rate of return, 1.000397, or $1,380.55 ($1,380 X 1.000397).

The total investment base is the sum of the investment base held in each sub-account and in the loan account. The loan account investment base for a given Business Day is computed on the basis of the net rate of return for the loan account. The net rate of return is derived from the net investment return, which, on the assumption that there are no charges or provisions for taxes, is equal to (i) the loan interest accrued on the Policy debt since the previous Business Day less (ii) a charge for loan administration expenses for the period since the preceding Business Day at an annual rate of 0.2% of the average Policy debt, less (iii) the mortality and expense risks charge for the period since the preceding Business Day at an annual rate of 0.1% of the average Policy debt. The net rate of return is the net investment return divided by an amount equal to the value of the loan account at the end of the current Business Day less the net investment return calculated for that day. To obtain the loan account investment base for a given Business Day, Manufacturers Life of America multiplies the loan account investment base for the previous Business Day, with adjustments for any loans or loan repayments made on such previous Business Day, by a factor which is one plus the net rate of return for the current Business Day. If the current Business Day is the first Business Day following a premium due date, the loan account investment base for the prior Business Day is increased so that it will be equal to the amount of the Policy debt plus interest. The amount by which the loan account investment base is increased is concurrently deducted from the Policy's investment bases in the Account, which has the effect of transferring all loan account charges to the investment base in each sub-account.

Assume, for example, that the amount of the Policy loan on the Business Day preceding the current Business Day was $1,000, that such preceding day was not a premium due date, that loan interest since such preceding day at an 8% annual rate was $.21, that the loan administration and mortality and expense risks charges for the period ending on the current Business Day were $.01, and that the Policy's investment base in the loan account for the previous Business Day was $1,003. The investment base for the current Business Day is computed as follows:

(1) The net investment return is the loan interest, $.21, minus the loan administration and mortality and expense risk charges, $.01, or $.20 ($.21
     - $.01).

(2) The net rate of return is the net investment return, $.20, divided by an amount equal to (i) the current value of the loan account, $1,003.20 ($1,003 + $.20), minus (ii) the net investment return, $.20 or 0.0001994 ($.20 / $1,003).

(3) The investment base for the current Business Day is the investment base for the preceding Business Day, $1,003, multiplied by one (1) plus the net rate of return, 1.0001994, or $1,003.20 ($1,003 X 1.0001994).

(This Page Intentionally Left Blank)

                              FINANCIAL STATEMENTS

The financial statements of Manufacturers Life of America included herein should be distinguished from the financial statements of the Account and should be considered only as bearing upon the ability of Manufacturers Life of America to meet its obligations under the Policies.

THE FOLLOWING FINANCIAL STATEMENTS OF SEPARATE ACCOUNT ONE OF THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA FOR THE PERIOD ENDED SEPTEMBER 30, 1996 ARE UNAUDITED.

                               SEPARATE ACCOUNT ONE OF
              THE MANUFACTURERS  LIFE  INSURANCE  COMPANY  OF  AMERICA
                         STATEMENT OF ASSETS AND LIABILITIES
                           SEPTEMBER 30, 1996 (Unaudited)

                                                        Emerging Growth                   Common Stock      Real Estate Securities
                                                      Equity Sub-Account                  Sub-Account            Sub-Account
                                                      ------------------                  ------------      ----------------------
Investment in Manulife Series Fund, Inc.
at market  value
  Emerging Growth Equity Fund,                              $327,987
    15,599 shares (cost $298,552)
  Common Stock Fund,                                                                         $45,844
    2,405 shares (cost $35,897)
  Real Estate Securities Fund,                                                                                      $22,540
    1,409 shares (cost $21,430
  Balanced Assets Fund,
    30,770 shares (cost $476,164)
  Capital Growth Bond Fund,
    17,995 shares (cost $208,677)
  Money Market Fund,
    1,324 shares (cost $14,568)
                                                            --------                         -------                -------
                                                             327,987                          45,844                 22,540
Receivable for Policy-related
Transactions                                                       0                               0                     63
                                                            --------                         -------                -------
NET ASSETS                                                  $327,987                         $45,844                $22,603
                                                            ========                         =======                =======

Units Outstanding                                              6,297                           1,832                    811

Net asset value per unit                                      $52.09                          $25.02                 $27.86
                                                            ========                         =======                =======


                                                      Balanced Assets        Capital Growth     Money-Market
                                                         Sub-Account        Bond Sub-Account    Sub-Account       Total
                                                      ------------------   -----------------    ------------      ------

Investment in Manulife Series Fund, Inc.
at market  value
  Emerging Growth Equity Fund,                                                                                      $327,987
    15,599 shares (cost $298,552)
  Common Stock Fund,                                                                                                 $45,844
    2,405 shares (cost $35,897)
  Real Estate Securities Fund,                                                                                       $22,540
    1,409 shares (cost $21,430)
  Balanced Assets Fund,                                     $537,616                                                $537,616
    30,770 shares (cost $476,164)
  Capital Growth Bond Fund,                                                      $203,200                           $203,200
    17,995 shares (cost $208,677)
  Money Market Fund,                                                                                $14,341          $14,341
    1,324 shares (cost $14,568)                             --------             --------           -------       ----------
                                                             537,616              203,200            14,341        1,151,528

Receivable for Policy-related Transactions                        37                  179                 5              284
                                                            --------             --------           -------       ----------
NET ASSETS                                                  $537,653             $203,379           $14,346       $1,151,812
                                                            ========             ========           =======       ==========

Units Outstanding                                             13,113                5,859               715

Net asset value per unit                                      $41.00               $34.71            $20.06
                                                            ========             ========           =======


                                      SEPARATE ACCOUNT ONE OF
                      THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA
                                      STATEMENT OF OPERATIONS
                            PERIOD ENDED SEPTEMBER 30, 1996 (Unaudited)

                                                                                              Real Estate       Balanced
                                                   Emerging Growth        Common Stock        Securities         Assets
                                                  Equity Sub-Account       Sub-Account        Sub-Account      Sub-Account
                                                  ------------------      ------------        -----------      -----------
Investment income:
 Dividend Income                                       $ 33,121              $  470              $  637          $20,167
Expenses
 Mortality and expense risk charge                          362                  47                  13              564
                                                       --------              ------              ------          -------
 Net investment income (loss)                            32,759                 423                 624           19,603
                                                       --------              ------              ------          -------
Realized and unrealized gain (loss) from
 security transactions:
 Proceeds  from sales                                    29,197                 152               2,154           13,018
 Cost of securities sold                                 21,003                  53               1,925           12,061
                                                       --------              ------              ------          -------
Net realized gain (loss)                                  8,194                  99                 229              957
                                                       --------              ------              ------          -------
Unrealized appreciation (depreciation)
 of Investments
 Beginning of Year                                       64,740               5,737                 476           53,874
 End of Period                                           29,435               9,947               1,110           61,452
                                                       --------              ------              ------          -------
Net unrealized depreciation
 during the year                                        (35,305)              4,210                 634            7,578
                                                       --------              ------              ------          -------
Net realized and unrealized  gain (loss)
 on investments                                         (27,111)              4,309                 863            8,535
                                                       --------              ------              ------          -------
Net increase (decrease) in net
 assets derived from operations                        $  5,648              $4,732              $1,487          $28,138
                                                       ========              ======              ======          =======


                                               Capital Growth         Money-Market
                                              Bond Sub-Account         Sub-Account          Total
                                              ----------------        ------------          -----
Investment income:
 Dividend Income                                  $     7               $   915            $ 55,317
Expenses
 Mortality and expense risk charge                    221                    21               1,228
                                                  -------               -------            --------
 Net investment income (loss)                        (214)                  894              54,089
                                                  -------               -------            --------
Realized and unrealized gain (loss) from
 security transactions:
 Proceeds  from sales                               7,243                12,187              63,951
 Cost of securities sold                            7,874                11,697              54,613
                                                  -------               -------            --------
Net realized gain (loss)                             (631)                  490               9,338
                                                  -------               -------            --------
Unrealized appreciation (depreciation)
 of Investments
 Beginning of Year                                 (4,967)                  552             120,412
 End of Period                                     (5,477)                 (227)              96,240
                                                  -------               -------            --------
Net unrealized depreciation
 during the year                                     (510)                 (779)            (24,172)
                                                  -------               -------            --------
Net realized and unrealized  gain (loss)
 on investments                                    (1,141)                 (289)            (14,834)
                                                  -------               -------            --------
Net increase (decrease) in net
 assets derived from operations                   $(1,355)              $   605            $ 39,255
                                                  =======               =======            ========

                            SEPARATE ACCOUNT ONE OF
              THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA
                       STATEMENT OF CHANGES IN NET ASSETS
       PERIOD ENDED SEPTEMBER 30, 1996 and DECEMBER 31, 1995 (Unaudited)

                                                          Emerging Growth                             Common Stock
                                                         Equity Sub-Account                           Sub-Account
                                                 --------------------------------         --------------------------------
                                                 Period Ended          Year Ended         Period Ended          Year Ended
                                                  Sept. 30/96          Dec. 31/95          Sept. 30/96          Dec. 31/95
                                                 ------------          ----------         ------------          ----------
FROM OPERATIONS
Net investment income (loss)                        $ 32,759            $  9,002           $    423             $    (33)
Net realized gain (loss)                               8,194              22,926                 99                  149
Unrealized  appreciation (depreciation)
  of investments during the period                   (35,305)             51,323              4,210                8,483
                                                    --------            --------           --------             --------
Increase (decrease) in net assets
  derived from operations                              5,648              83,251              4,732                8,599
                                                    --------            --------           --------             --------

FROM CAPITAL TRANSACTIONS
Additions (deductions) from:
  Transfer of net premiums                            17,382              21,167              4,108                4,454
  Transfer on terminations                            (7,573)            (69,367)            (1,703)              (2,794)
  Transfer on policy loans                           (15,813)            (14,067)                20                  748
  Net interfund transfers                             (8,344)               (711)                 0                1,799
                                                    --------            --------           --------             --------
                                                     (14,348)            (62,978)             2,425                4,207
                                                    --------            --------           --------             --------
Net increase in net assets                            (8,700)             20,273              7,157               12,806
NET ASSETS
  Beginning of Year                                  336,687             316,414             38,687               25,881
                                                    --------            --------           --------             --------
  End of Year                                       $327,987            $336,687           $ 45,844             $ 38,687
                                                    ========            ========           ========             ========

                                                       Real Estate Securities                     Balanced Assets
                                                            Sub-Account                             Sub-Account
                                                 --------------------------------        --------------------------------
                                                 Period Ended          Year Ended        Period Ended          Year Ended
                                                  Sept. 30/96          Dec. 31/95         Sept. 30/96          Dec. 31/95
                                                 ------------          ----------        ------------          ----------
FROM OPERATIONS
Net investment income (loss)                        $    624            $    190            $19,603              $   174
Net realized gain (loss)                                 229                (355)               957                7,100
Unrealized  appreciation (depreciation)
  of investments during the period                       633               1,648              7,578               95,586
                                                    --------            --------           --------             --------
Increase (decrease) in net assets
  derived from operations                              1,486               1,483             28,138              102,860
                                                    --------            --------           --------             --------
FROM CAPITAL TRANSACTIONS
Additions (deductions) from:
  Transfer of net premiums                             1,347               2,155             46,172               63,489
  Transfer on terminations                              (253)             (4,207)           (16,422)             (88,882)
  Transfer on policy loans                               (90)                 33             (7,194)             (12,302)
  Net interfund transfers                              8,800                 509                (47)              (3,896)
                                                    --------            --------           --------             --------
                                                       9,804              (1,510)            22,509              (41,591)
                                                    --------            --------           --------             --------
Net increase in net assets                            11,290                 (27)            50,647               61,269
NET ASSETS
  Beginning of Year                                   11,312              11,339            487,006              425,737
                                                    --------            --------           --------             --------
  End of Year                                       $ 22,602            $ 11,312           $537,653             $487,006
                                                    ========            ========           ========             ========



                                                              Capital Growth                       Money-Market
                                                            Bond Sub-Account                        Sub-Account
                                                  --------------------------------       --------------------------------
                                                  Period Ended          Year Ended       Period Ended          Year Ended
                                                  Sept. 30/96           Dec. 31/95       Sept. 30/96           Dec. 31/95
                                                  ------------          ----------       ------------          ----------
FROM OPERATIONS
Net investment income (loss)                        $   (214)           $ 13,682           $    894             $    (22)
Net realized gain (loss)                                (631)               (498)               490                  573
Unrealized  appreciation (depreciation)
  of investments during the period                      (510)             19,382               (779)                 692
                                                    --------            --------           --------             --------
Increase (decrease) in net assets
  derived from operations                             (1,355)             32,566                605               1 ,243
                                                    --------            --------           --------             --------
FROM CAPITAL TRANSACTIONS
Additions (deductions) from:
  Transfer of net premiums                            15,086              20,284                 79                  106
  Transfer on terminations                            (4,996)             (7,568)              (328)             (25,407)
  Transfer on policy loans                            (4,528)             (4,068)               149               (8,358)
  Net interfund transfers                                 20                 408                (53)                  (4)
                                                    --------            --------           --------             --------
                                                       5,582               9,056               (153)             (33,663)
                                                    --------            --------           --------             --------
Net increase in net assets                             4,227              41,622                452              (32,420)
NET ASSETS
  Beginning of Year                                  199,152             157,530             13,894               46,314
                                                    --------            --------           --------             --------
  End of Year                                       $203,379            $199,152           $ 14,346             $ 13,894
                                                    ========            ========           ========             ========


                                                               Total
                                                 --------------------------------
                                                 Period Ended          Year Ended
                                                  Sept. 30/96          Dec. 31/95
                                                 ------------          ----------
FROM OPERATIONS
Net investment income (loss)                      $   54,089          $   22,993
Net realized gain (loss)                               9,338              29,895
Unrealized  appreciation (depreciation)
  of investments during the period                   (24,173)            177,114
                                                  ----------          ----------
Increase (decrease) in net assets
  derived from operations                             39,254             230,002
                                                  ----------          ----------
FROM CAPITAL TRANSACTIONS
Additions (deductions) from:
  Transfer of net premiums                            84,174             111,655
  Transfer on terminations                           (31,275)           (198,225)
  Transfer on policy loans                           (27,456)            (38,014)
  Net interfund transfers                                376              (1,895)
                                                  ----------          ----------
                                                      25,819            (126,479)
                                                  ----------          ----------
Net increase in net assets                            65,073             103,523
NET ASSETS
  Beginning of Year                                1,086,738             983,215
                                                  ----------          ----------
  End of Year                                     $1,151,811          $1,086,738
                                                  ==========          ==========

                            Separate Account One of
              The Manufacturers Life Insurance Company of America

                         Notes to Financial Statements

                               September 30, 1996


1.   ORGANIZATION

Separate Account One of The Manufacturers Life Insurance Company of America (the "Separate Account") is a unit investment trust registered under the Investment Company Act of 1940, as amended. The Separate Account is currently comprised of six investment sub-accounts, one for each series of shares of Manulife Series Fund, Inc., available for allocation of net premiums under variable life insurance policies (the "Policies") issued by The Manufacturers Life Insurance Company of America ("Manufacturers Life of America").

The Separate Account was established by Manufacturers Life of America, a wholly-owned subsidiary of Manulife Reinsurance Corporation (U.S.A.)(the Parent), (formerly The Manufacturers Life Insurance Company of Michigan), as a separate investment account on May 25, 1983. The Parent is a wholly-owned subsidiary of The Manufacturers Life Insurance Company ("Manulife Financial"), a mutual life insurance company based in Toronto, Canada.

The assets of the Separate Account are the property of Manufacturers Life of America. The portion of the Separate Account's assets applicable to the Policies will not be chargeable with liabilities arising out of any other business Manufacturers Life of America may conduct.

The net assets may not be less than the amount required under state insurance law to provide for death (without regard to the minimum death benefit guarantee) and other Policy benefits.

Additional assets are held in Manufacturers Life of America's general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

Currently Manufacturers Life of America is not marketing any life insurance products through Separate Account One.

                            Separate Account One of
              The Manufacturers Life Insurance Company of America

                   Notes to Financial Statements (continued)


2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Separate Account in preparation of its financial statements:

a. Valuation of Investments - Investments are made among the six Funds of Manulife Series Fund, Inc. and are valued at the reported net asset values of these Funds. Transactions are recorded on the trade date. Net investment income and net realized and unrealized gain (loss) on investments in Manulife Series Fund, Inc. are reinvested.

b. Realized gains and losses on the sale of investments are computed on the first-in, first-out basis.

c.   Dividend income is recorded on the ex-dividend date.

d. Federal Income Taxes - Manufacturers Life of America, the Separate Account's sponsor, is taxed as a "life insurance company" under the Internal Revenue Code. Under these provisions of the Code, the operations of the Separate Account form part of the sponsor's total operations and are not taxed separately.


2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The current year's operations of the Separate Account are not expected to affect the sponsor's tax liabilities and, accordingly, no charges were made against the Separate Account for federal, state and local taxes. However, in the future, should the sponsor incur significant tax liabilities related to Separate Account operations, it intends to make a charge or establish a provision within the Separate Account for such taxes.

USE OF ESTIMATES  IN THE PREPARATION OF FINANCIAL STATEMENTS

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


3.   MORTALITY AND EXPENSE RISKS CHARGE

Manufacturers Life of America deducts from the assets of the Separate Account a daily charge equivalent to an annual rate of 0.10% of the average net value of the Separate Account's assets for mortality and expense risks.

                            Separate Account One of
              The Manufacturers Life Insurance Company of America

                   Notes to Financial Statements (continued)


4.   PREMIUM DEDUCTIONS

Manufacturers Life of America deducts certain charges from each premium payment before placing any amounts in the sub-accounts. The deductions are for (1) sales load, (2) administrative expenses, (3) state premium taxes, (4) certain insurance risks including a risk charge for the guaranteed minimum death benefit, (5) a surcharge for Policies issued to smokers, (6) premiums for optional benefits, and (7) additional premiums for extra mortality risks.


5.   PURCHASES AND SALES OF MANULIFE SERIES FUND, INC. SHARES

Purchases and sales of the shares of common stock of Manulife Series Fund, Inc. for the period ended September 30, 1996 were $142,355 and $63,951 respectively, and for the year ended December 31, 1995 were $121,525 and $223,972.


6.   RELATED PARTY TRANSACTIONS

ManEquity, Inc., a registered broker-dealer and indirect wholly-owned subsidiary of Manulife Financial, acts as the principal underwriter of the Policies pursuant to a Distribution Agreement with Manufacturers Life of America. Registered representatives of either ManEquity, Inc. or other broker-dealers having distribution agreements with ManEquity, Inc. who are also authorized as variable life insurance agents under applicable state insurance laws, sell the Policies. Registered representatives are compensated on a commission basis.

Manufacturers Life of America has a formal service agreement with its affiliates, Manulife Financial, which can be terminated by either party upon two months' notice. Under this Agreement, Manufacturers Life of America pays for legal, actuarial, investment and certain other administrative services.

                     The following financial statements of
                   Separate Account One of The Manufacturers
                   Life Insurance Company of America for the
                  period ended December 31, 1995 are audited.

                         Report of Independent Auditors


To the Board of Directors
The Manufacturers Life Insurance
     Company of America

We have audited the accompanying statement of assets and liabilities of Separate Account One of The Manufacturers Life Insurance Company of America (comprising, respectively, Emerging Growth Equity Sub-Account, Common Stock Sub-Account, Real Estate Securities Sub-Account, Balanced Assets Sub-Account, Capital Growth Bond Sub-Account, Money Market Sub-Account) as of December 31, 1995 and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the periods presented herein. These financial statements are the responsibility of The Manufacturers Life Insurance Company of America's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Separate Account One of The Manufacturers Life Insurance Company of America at December 31, 1995, and the results of its operations for the year then ended and the changes in its net assets for each of the periods presented herein, in conformity with generally accepted accounting principles.


Philadelphia, Pennsylvania                                    ERNST & YOUNG LLP
February 2, 1996

                            Separate Account One of
              The Manufacturers Life Insurance Company of America

                      Statement of Assets and Liabilities

                               December 31, 1995


                                       Emerging                      Real                       Capital
                                        Growth        Common        Estate       Balanced       Growth        Money
                                        Equity         Stock      Securities      Assets         Bond         Market
                                      Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account    Total
                                      -----------   -----------   -----------   -----------   -----------   -----------  ----------
ASSETS
Investment in Manulife Series
  Fund, Inc. -- at market value:
    Emerging Growth Equity Fund,
      14,579 shares (cost $272,153)     $336,893                                                                         $  336,893
    Common Stock Fund,
      2,240 shares (cost $32,950)                     $38,687                                                                38,687
    Real Estate Securities Fund,
      749 shares (cost $10,837)                                     $11,313                                                  11,313
    Balanced Assets Fund,
      28,449 shares (cost $434,115)                                               $487,989                                  487,989
    Capital Growth Bond Fund,
      17,635 shares (cost $204,178)                                                             $199,211                    199,211
    Money Market Fund,
      1,279 shares (cost $13,313)                                                                             $13,865        13,865
                                      -----------   -----------   -----------   -----------   -----------   -----------  ----------
                                         336,893       38,687       11,313        487,989       199,211       13,865     1,087,958
(Payable) receivable for
  policy-related transactions               (206)          --            (1)          (983)          (59)          29        (1,220)
                                      -----------   -----------   -----------   -----------   -----------   -----------  ----------
Net assets                              $336,687      $38,687       $11,312       $487,006      $199,152       13,894    $1,086,738
                                      ===========   ===========   ===========   ===========   ===========   ===========  ==========
Units outstanding                          6,547        1,723           454         12,565         5,698          718
                                      ===========   ===========   ===========   ===========   ===========   ===========
Net asset value per unit                $  51.43      $ 22.45       $ 24.92       $  38.76      $  34.95      $ 19.35
                                      ===========   ===========   ===========   ===========   ===========   ===========

See accompanying notes.

                            SEPARATE ACCOUNT ONE OF
              THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA
                            STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 1995

                                                                                              Real Estate       Balanced
                                                   Emerging Growth        Common Stock        Securities         Assets
                                                  Equity Sub-Account       Sub-Account        Sub-Account      Sub-Account
                                                  ------------------      ------------        -----------      -----------
Investment income:
 Dividend Income                                        $ 9,338             $    --             $   201         $    640
Expenses:
 Mortality and expense risk charge                         (336)                (33)                (11)            (466)
                                                        -------             -------             -------         --------
 Net investment income (loss)                             9,002                 (33)                190              174
                                                        -------             -------             -------         --------
Realized and unrealized gain (loss) on
 investments:
 Realized gain (loss) from security
  transactions:
   Proceeds from sales                                   90,870               1,276               3,981           86,800
   Cost of securities sold                               67,944               1,127               4,336           79,700
                                                        -------             -------             -------         --------
Net realized gain (loss)                                 22,926                 149                (355)           7,100
                                                        -------             -------             -------         --------
Unrealized appreciation (depreciation)
 of investments:
 Beginning of period                                     13,417              (2,746)             (1,172)         (41,712)
 End of period                                           64,740               5,737                 476           53,874
                                                        -------             -------             -------         --------
Net unrealized appreciation
 during the period                                       51,323               8,483               1,648           95,586
                                                        -------             -------             -------         --------
Net realized and unrealized  gain
 on investments                                          74,249               8,632               1,293          102,686
                                                        -------             -------             -------         --------
Net increase in net assets derived
 from operations                                        $83,251             $ 8,599             $ 1,483         $102,860
                                                        =======             =======             =======         ========


                                               Capital Growth         Money-Market
                                              Bond Sub-Account         Sub-Account          Total
                                              ----------------        ------------          -----
Investment income:
 Dividend Income                                 $  13,861              $     1            $ 24,041
Expenses:
 Mortality and expense risk charge                   (179)                  (23)             (1,048)
                                                 --------               -------            --------
 Net investment income (loss)                      13,682                   (22)             22,993
                                                 --------               -------            --------
Realized and unrealized gain (loss) on
 investments:
 Realized gain (loss) from security
  transactions:
   Proceeds from sales                              7,279                33,766             223,972
   Cost of securities sold                          7,777                33,193             194,077
                                                 --------               -------            --------
Net realized gain (loss)                             (498)                  573              29,895
                                                 --------               -------            --------
Unrealized appreciation (depreciation)
 of investments:
 Beginning of period                              (24,349)                 (140)            (56,702)
 End of Period                                     (4,967)                  552             120,412
                                                 --------               -------            --------
Net unrealized appreciation
 during the period                                 19,382                   692             177,114
                                                 --------               -------            --------
Net realized and unrealized gain
 on investments                                    18,884                 1,265             207,009
                                                 --------               -------            --------
Net increase in net assets derived
 from operations                                 $ 32,566               $ 1,243            $230,002
                                                 ========               =======            ========

See accompanying notes.

                            SEPARATE ACCOUNT ONE OF
              THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA
                       STATEMENT OF CHANGES IN NET ASSETS
                     YEARS ENDED DECEMBER 31, 1995 AND 1994

                                                          Emerging Growth                             Common Stock
                                                         Equity Sub-Account                           Sub-Account
                                                 --------------------------------         --------------------------------
                                                  Year Ended           Year Ended          Year Ended           Year Ended
                                                  Dec. 31/95           Dec. 31/94          Dec. 31/95           Dec. 31/94
                                                 ------------          ----------         ------------          ----------
FROM OPERATIONS
Net investment income (loss)                        $  9,002            $    893           $    (33)            $  1,311
Net realized gain/(loss)                              22,926               3,457                149                  (70)
Unrealized  appreciation (depreciation)
  of investments during the year                      51,323             (18,752)             8,483               (2,498)
                                                    --------            --------           --------             --------
Increase (decrease) in net assets
  derived from operations                             83,251             (14,402)             8,599               (1,257)
                                                    --------            --------           --------             --------

FROM CAPITAL TRANSACTIONS
Additions (deductions) from:
  Transfer of net premiums                             21,167             36,451              4,454                4,564
  Transfer on terminations                            (69,367)           (16,151)            (2,794)              (1,468)
  Transfer on policy loans                            (14,067)           (50,736)               748               (1,811)
Net interfund transfers                                 (711)             44,748              1,799                    4
                                                    --------            --------           --------             --------
                                                     (62,978)             14,312              4,207                1,289
                                                    --------            --------           --------             --------
Net increase (decrease) in net assets                 20,273                 (90)            12,806                   32
NET ASSETS
Beginning of year                                    316,414             316,504             25,881               25,849
                                                    --------            --------           --------             --------
End of year                                         $336,687            $316,414           $ 38,687             $ 25,881
                                                    ========            ========           ========             ========

                                                       Real Estate Securities                     Balanced Assets
                                                            Sub-Account                             Sub-Account
                                                 --------------------------------        --------------------------------
                                                  Year Ended           Year Ended         Year Ended           Year Ended
                                                  Dec. 31/95           Dec. 31/94         Dec. 31/95           Dec. 31/94
                                                 ------------          ----------        ------------          ----------
FROM OPERATIONS
Net investment income (loss)                        $    190            $    515            $   174              $23,048
Net realized gain/(loss)                                (355)             (1,093)             7,100                 (597)
Unrealized  appreciation (depreciation)
  of investments during the year                       1,648                 204             95,586              (43,592)
                                                    --------            --------           --------             --------
Increase (decrease) in net assets
  derived from operations                              1,483                (374)            102,860             (21,141)
                                                    --------            --------           --------             --------

FROM CAPITAL TRANSACTIONS
Additions (deductions) from:
  Transfer of net premiums                             2,155               2,495             63,489               64,097
  Transfer on terminations                            (4,207)            (24,660)           (88,882)             (52,520)
  Transfer on policy loans                                33              (1,944)           (12,302)             (14,858)
Net interfund transfers                                  509                  --             (3,896)             (38,938)
                                                    --------            --------           --------             --------
                                                      (1,510)            (24,109)           (41,591)             (42,219)
                                                    --------            --------           --------             --------
Net increase (decrease) in net assets                    (27)            (24,483)            61,269              (63,360)
NET ASSETS
Beginning of year                                     11,339              35,822            425,737              489,097
                                                    --------            --------           --------             --------
End of year                                         $ 11,312            $ 11,339           $487,006             $425,737
                                                    ========            ========           ========             ========



                                                              Capital Growth                       Money-Market
                                                            Bond Sub-Account                        Sub-Account
                                                  --------------------------------       --------------------------------
                                                   Year Ended           Year Ended        Year Ended           Year Ended
                                                   Dec. 31/95           Dec. 31/94        Dec. 31/95           Dec. 31/94
                                                  ------------          ----------       ------------          ----------
FROM OPERATIONS
Net investment income (loss)                        $ 13,682           $  10,490            $   (22)            $  1,480
Net realized gain/(loss)                                (498)             (1,761)               573                   47
Unrealized  appreciation (depreciation)
  of investments during the year                      19,382             (16,344)               692                  (81)
                                                    --------            --------           --------             --------
Increase (decrease) in net assets
  derived from operations                             32,566              (7,615)             1,243               1 ,446
                                                    --------            --------           --------             --------
FROM CAPITAL TRANSACTIONS
Additions (deductions) from:
  Transfer of net premiums                            20,284              21,117                106                 (446)
  Transfer on terminations                            (7,568)             (6,235)           (25,407)              (1,165)
  Transfer on policy loans                            (4,068)             (9,252)            (8,358)                 (39)
Net interfund transfers                                  408              (8,939)                (4)               7,533
                                                    --------            --------           --------             --------
                                                       9,056              (3,309)           (33,663)               5,883
                                                    --------            --------           --------             --------
Net increase (decrease) in net assets                 41,622             (10,924)           (32,420)               7,329
NET ASSETS
Beginning of year                                    157,530             168,454             46,314               38,985
                                                    --------            --------           --------             --------
End of year                                         $199,152            $157,530           $ 13,894             $ 46,314
                                                    ========            ========           ========             ========


                                                               Total
                                                 --------------------------------
                                                  Year Ended           Year Ended
                                                  Dec. 31/95           Dec. 31/94
                                                 ------------          ----------
FROM OPERATIONS
Net investment income (loss)                      $   22,993          $   37,737
Net realized gain/(loss)                              29,895                 (17)
Unrealized  appreciation (depreciation)
  of investments during the year                     177,114             (81,063)
                                                  ----------          ----------
Increase (decrease) in net assets
  derived from operations                            230,002             (43,343)
                                                  ----------          ----------
FROM CAPITAL TRANSACTIONS
Additions (deductions) from:
  Transfer of net premiums                           111,655             128,278
  Transfer on terminations                          (198,225)           (102,199)
  Transfer on policy loans                           (38,014)            (78,640)
Net interfund transfers                                1,895               4,408
                                                  ----------          ----------
                                                    (126,479)            (48,153)
                                                  ----------          ----------
Net increase (decrease) in net assets                103,523             (91,496)
NET ASSETS
Beginning of year                                    983,215           1,074,711
                                                  ----------          ----------
End of year                                       $1,086,738          $  983,215
                                                  ==========          ==========

See accompanying notes.

                            Separate Account One of
              The Manufacturers Life Insurance Company of America

                         Notes to Financial Statements

                               December 31, 1995


1.   ORGANIZATION

Separate Account One of The Manufacturers Life Insurance Company of America (the "Separate Account") is a unit investment trust registered under the Investment Company Act of 1940, as amended. The Separate Account is currently comprised of six investment sub-accounts, one for each series of shares of Manulife Series Fund, Inc., available for allocation of net premiums under variable life insurance policies (the "Policies") issued by The Manufacturers Life Insurance Company of America ("Manufacturers Life of America").

The Separate Account was established by Manufacturers Life of America, a wholly-owned subsidiary of The Manufacturers Life Insurance Company of Michigan ("MLIM"), as a separate investment account on May 25, 1983. MLIM is a life insurance holding company organized in 1983 under Michigan law and a wholly-owned subsidiary of The Manufacturers Life Insurance Company ("Manulife Financial"), a mutual life insurance company based in Toronto, Canada.

The assets of the Separate Account are the property of Manufacturers Life of America. The portion of the Separate Account's assets applicable to the Policies will not be charged with liabilities arising out of any other business Manufacturers Life of America may conduct.

The net assets may not be less than the amount required under state insurance law to provide for death (without regard to the minimum death benefit guarantee) and other Policy benefits.

Additional assets are held in Manufacturers Life of America's general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

Currently Manufacturers Life of America is not marketing any life insurance products through Separate Account One.

                            Separate Account One of
              The Manufacturers Life Insurance Company of America

                   Notes to Financial Statements (continued)


2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Separate Account in preparation of its financial statements:

a. Valuation of Investments - Investments are made among the six Funds of Manulife Series Fund, Inc. and are valued at the reported net asset values of these Funds. Transactions are recorded on the trade date. Net investment income and net realized and unrealized gain (loss) on investments in Manulife Series Fund, Inc. are reinvested.

b. Realized gains and losses on the sale of investments are computed on the first-in, first-out basis.

c.   Dividend income is recorded on the ex-dividend date.

d. Federal Income Taxes - Manufacturers Life of America, the Separate Account's sponsor, is taxed as a "life insurance company" under the Internal Revenue Code. Under these provisions of the Code, the operations of the Separate Account form part of the sponsor's total operations and are not taxed separately.

     The current year's operations of the Separate Account are not expected to affect the sponsor's tax liabilities and, accordingly, no charges were made against the Separate Account for federal, state and local taxes. However, in the future, should the sponsor incur significant tax liabilities related to Separate Account operations, it intends to make a charge or establish a provision within the Separate Account for such taxes.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                            Separate Account One of
              The Manufacturers Life Insurance Company of America

                   Notes to Financial Statements (continued)


3.   MORTALITY AND EXPENSE RISKS CHARGE

Manufacturers Life of America deducts from the assets of the Separate Account a daily charge equivalent to an annual rate of 0.10% of the average net value of the Separate Account's assets for mortality and expense risks.

4.   PREMIUM DEDUCTIONS

Manufacturers Life of America deducts certain charges from each premium payment before placing any amounts in the sub-accounts. The deductions are for (1) sales load, (2) administrative expenses, (3) state premium taxes, (4) certain insurance risks including a risk charge for the guaranteed minimum death benefit, (5) a surcharge for Policies issued to smokers, (6) premiums for optional benefits, and (7) additional premiums for extra mortality risks.


5.   PURCHASES AND SALES OF MANULIFE SERIES FUND, INC. SHARES

Purchases and sales of the shares of common stock of Manulife Series Fund, Inc. for the year ended December 31, 1995 were $121,525 and $223,972, respectively, and for the year ended December 31, 1994 were $169,837 and $182,603, respectively.

6.   RELATED PARTY TRANSACTIONS

ManEquity, Inc., a registered broker-dealer and indirect wholly-owned subsidiary of Manulife Financial, acts as the principal underwriter of the Policies pursuant to a Distribution Agreement with Manufacturers Life of America. Registered representatives of either ManEquity, Inc. or other broker-dealers having distribution agreements with ManEquity, Inc. who are also authorized as variable life insurance agents under applicable state insurance laws, sell the Policies. Registered representatives are compensated on a commission basis.

Manufacturers Life of America has a formal service agreement with its affiliate, Manulife Financial, which can be terminated by either party upon two months' notice. Under this Agreement, Manufacturers Life of America pays for legal, actuarial, investment and certain other administrative services.

     The following financial statements of
     The Manufacturers Life Insurance Company of America for the period ended
     September 30, 1995 are unaudited.

              The Manufacturers Life Insurance Company of America

                                 Balance Sheet

                                                                      September 30        December 31
                                                                          1996               1995
                                                                      ------------       ------------
                                                                      (Unaudited)
Assets
Bonds, at amortized cost (market $58,250,725 -- 1996
     and $66,046,733 -- 1995)                                          $57,763,786        $62,757,202
Stocks                                                                  19,658,787         22,584,259
Short-term investments                                                   1,666,000                  0
Policy loans                                                             8,633,442          6,955,292
                                                                      ------------       ------------
Total investments                                                       87,722,015         92,296,753

Cash on hand and on deposit                                              7,118,793          9,674,362
Insurance premiums deferred and uncollected                              1,329,534            504,818
Accrued investment income                                                1,050,518          1,059,536
Separate account assets                                                603,572,134        480,404,450
Funds receivable on reinsurance ceded                                       74,035             73,300
Receivable for undelivered securities                                    1,864,999            146,328
Taxes recoverable                                                        8,926,316          3,308,316
Investment in subsidiary                                                 1,590,846          1,080,184
Other assets                                                               199,392            193,715
                                                                      ------------       ------------
                                                                      $713,448,582       $588,741,762
                                                                      ============       ============

Liabilities, capital and surplus
Aggregate policy reserves                                              $69,370,778        $63,426,096
Contract deposit funds                                                   6,044,164          6,462,516
Amounts due from separate accounts                                     (52,800,170)       (39,799,129)
Interest maintenance and asset valuation reserves                        5,503,906          4,742,400
Policy and contract claims                                                 294,457            582,853
Provision for policyholder dividends payable                             1,792,087          2,346,258
Amounts due to affiliates                                               11,529,256          9,049,217
Accrued liabilities                                                      5,361,074          5,147,865
Amounts payable for undelivered securities                               1,666,000             80,821
Separate account liablilities                                          603,572,134        480,404,450
                                                                      ------------       ------------
Total liabilities                                                      652,333,686        532,443,347


Capital and surplus:
    Common shares, par value $1.00; authorized,
        5,000,000 shares; issued and outstanding shares
        (4,501,858 -- 1996, 4,501,857 -- 1995)                           4,501,858          4,501,857
   Preferred shared, par value $100; authorized,
        5,000,000 shares; issued and outstanding shares
        (105,000 -- 1996 and 1995)                                      10,500,000         10,500,000
   Surplus note                                                          8,500,000          8,500,000
   Capital paid in excess of par value                                  78,500,179         63,500,180
   Surplus                                                             (40,887,141)       (30,703,622)
                                                                      ------------       ------------
Total capital and surplus                                               61,114,896         56,298,415
                                                                      ------------       ------------
Total liablilities, capital, and surplus                              $713,448,582       $588,741,762
                                                                      ============       ============

              The Manufacturers Life Insurance Company of America

                            Statement of Operations
                                  (Unaudited)

                                                          Three Months Ended               Nine Months Ended
                                                             September  30                    September 30
                                                          1996           1995              1996           1995
                                                       -----------    -----------      ------------    -----------
Revenues:
   Life premiums                                       $37,441,887    $26,917,056      $115,841,149    $82,246,124
   Annuity deposits                                      9,109,896      9,176,744        27,904,066     29,606,973
   Life premiums, reinsurance assumed                     (831,831)      (372,238)        1,101,533      5,540,618
   Investment income, net of investment expenses         1,437,890      1,197,939         4,188,644      3,854,192
   Amortization of interest maintenance reserve              6,169          8,353            23,309         14,172
   Commission and expense allowances on
        reinsurance ceded                                   43,397              0           147,093
   Foreign exchange gain (loss)                             (1,451)      (329,945)           40,625       (329,662)
  Other revenue                                            (19,985)        37,106            68,843         92,821
                                                       -----------    -----------      ------------    -----------
Total revenues                                          47,185,972     36,635,015       149,315,262    121,025,238


Benefits paid or provided:
   Increase (decrease) in aggregate policy reserves     (2,507,208)       412,750         5,944,682     10,575,029
   Increase (decrease) in liability for deposit funds      531,581       (381,781)         (418,352)      (223,494)
   Transfers to separate accounts, net                  26,345,507     19,094,364        83,952,586     65,495,626
   Death benefits                                          (68,162)       694,831         2,782,394      2,163,196
   Annuity benefits                                         66,181       (506,892)          401,929         30,802
   Disability benefits                                      46,294              0           151,750
   Surrender benefits                                    8,169,058      6,683,913        17,953,597     12,938,150
                                                       -----------    -----------      ------------    -----------
                                                        32,583,251     25,997,185       110,768,586     90,979,309

Insurance expenses:
   Management fee                                        6,587,000      5,289,000        16,820,000     16,764,000
   Commissions                                           6,896,707      4,471,643        20,718,353     13,449,277
   General expenses                                      3,908,813      4,665,024        15,695,580      9,470,575
   Commission and expense allowances
      on reinsurance assumed                                55,942         13,329           386,701        942,979
   Interest expense                                        142,375              0           427,125              0
                                                       -----------    -----------      ------------    -----------
                                                        17,590,837     14,438,996        54,047,759     40,626,831
                                                       -----------    -----------      ------------    -----------
Loss before policyholder's dividends
   and federal income tax                               (2,988,116)    (3,801,166)      (15,501,083)   (10,580,902)
Dividends to policyholders                                  45,402        263,345           569,900      2,172,621
                                                       -----------    -----------      ------------    -----------
Loss before federal income tax                          (3,033,518)    (4,064,511)      (16,070,983)   (12,753,523)
Federal income tax benefit                              (1,009,802)             0        (5,388,798)             0
                                                       -----------    -----------      ------------    -----------
Net loss  from operations after policyholders'
   dividends and federal income tax                     (2,023,716)    (4,064,511)      (10,682,185)   (12,753,523)
Net realized capital loss                                   48,859         38,348           (90,480)       630,788
                                                       -----------    -----------      ------------    -----------
Net loss from operations                               ($1,974,857)   ($4,026,163)     ($10,772,665)  ($12,122,735)
                                                       ===========    ===========      ============    ===========

              The Manufacturers Life Insurance Company of America

                  Statement of Changes in Capital and Surplus
                                  (Unaudited)

                                                            Capital
                                                            Paid in
                                                           Excess of
                                          Capital          Par Value         Surplus           Total
                                         -----------      -----------     ------------      -----------
Balance, December 31, 1995               $23,501,857      $63,500,180     ($30,703,622)     $56,298,415

Net loss from operations                                                   (10,772,665)     (10,772,665)
Issuance of common shares                          1       14,999,999                        15,000,000
Increase in asset valuation reserve                                         (1,118,541)      (1,118,541)
Increase in nonadmitted assets                                                  58,854           58,854
Change in net unrealized capital
   gains                                                                     1,754,077        1,754,077
Change in liability for reinsurance
   in unauthorized companies                                                  (105,244)        (105,244)
                                         -----------      -----------     ------------      -----------
Balance, September 30, 1996              $23,501,858      $78,500,179     ($40,887,141)     $61,114,896
                                         ===========      ===========     ============      ===========

              The Manufacturers Life Insurance Company of America

                            Statement of Cash Flows
                                  (Unaudited)

                                                           Nine Months Ended
                                                              September 30
                                                        1996                 1995
                                                    ------------         ------------
Operating activities:
Premiums collected, net                             $144,041,813         $117,159,968
Policy benefits paid, net                            (21,547,307)         (15,137,221)
Commissions and other expenses paid                  (51,399,430)         (43,854,220)
Net investment income                                  4,116,058            3,569,190
Other income and expenses                             (2,402,311)          (1,351,829)
Transfers to separate accounts, net                  (96,953,627)         (72,596,690)
                                                    ------------         ------------
Net cash (used in) provided by
   operating activities                              (24,144,804)         (12,210,802)

Investing activities
Sale, maturity, or repayment of investments           85,756,967           62,744,420
Purchase of investments                              (77,501,732)         (67,892,880)
                                                    ------------         ------------
Net cash used in investing activities                  8,255,235           (5,148,460)

Financing activities
Issuance of stock                                     15,000,000            5,150,000
                                                    ------------         ------------
Net cash provided by financing activities             15,000,000            5,150,000
                                                    ------------         ------------

Net increase in cash and short-term
   investments                                          (889,569)         (12,209,262)
Cash and short-term investments
   at beginning of year                                9,674,362           15,983,758
                                                    ------------         ------------
Cash and short-term investments
   at end of year                                   $  8,784,793         $  3,774,496
                                                    ============         ============

              The Manufacturers Life Insurance Company of America

                         Notes to Financial Statements

                               September 30, 1996


1.   ORGANIZATION

ORGANIZATION

The Manufacturers Life Insurance Company of America (Manufacturers Life of America or the Company) is a wholly-owned subsidiary of Manulife Reinsurance Corporation (USA) (The Parent), (formerly Manufacturers Life Insurance Company of Michigan), which is in turn a wholly-owned subsidiary of The Manufacturers Life Insurance Company (Manulife Financial), a Canadian-based mutual life insurance company (Notes 4 and 5).

The Company issues and sells variable universal life and variable annuity products in the United States. The Company also has a branch operation in Taiwan to develop and market traditional insurance for the Taiwanese market. At September 30, 1996 the Company had assets of $16,056,539 and liabilities of $10,333,710 in the Taiwan branch.

During the nine months ended September 30, 1996, the Company received a capital contribution of $15,000,000 from the Parent in return for one share of common stock (par value $1).


2.   SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The accompanying unaudited financial statements of The Manufacturers Life Insurance Company of America have been prepared in accordance with accounting practices for interim financial information and with the instructions to Form 10-Q and Article 10 of regulation S-X. Accordingly, they do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements and should be read in conjunction with the financial statements and footnotes thereto included in the Annual Report on Form 10-K of the Company the year ended December 31, 1995. In the opinion of management, all adjustments (consisting solely of normal recurring adjustments) necessary for a fair presentation of the financial statements for these interim periods have been included. The results of interim periods are not necessarily indicative of the results to be obtained for a full fiscal year.

              The Manufacturers Life Insurance Company of America

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

BASIS OF PRESENTATION (CONTINUED)

In April 1993, the Financial Accounting Standard Board issued Interpretation 40, "Applicability of Generally Accepted Accounting Principles to Mutual Life Insurance and Other Enterprises." The Interpretation as amended is effective for 1996 annual financial statements and thereafter, will no longer allow statutory financial statements to be described as being prepared in conformity with generally accepted accounting principles (GAAP). Upon the effective date of the Interpretation, in order for financial statements to be described as being prepared in accordance with GAAP, life insurance companies will be required to adopt all applicable standards promulgated by the FASB in any general purpose financial statements such companies may issue. While GAAP standards have recently been developed for mutual life insurance companies, the Company has not yet completed the complex and extensive historical calculations and thus is unable to quantify the effects of the Interpretation on its financial statements. Thus the accompanying financial statements are presented in accordance with statutory accounting practices prescribed by the Insurance Department of the State of Michigan.

All amounts presented are expressed in U.S. Dollars.

STOCKS

Stocks are carried at market value.

BONDS

Bonds not backed by other loans are carried at amortized cost as computed using the interest method. Loan backed bonds and other structured securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are updated periodically and are accounted for using the prospective method. Gains and losses on sales of bonds are calculated on the specific identification method and recognized into income based on NAIC prescribed formulas. Short-term investments include investments with maturities of less than one year at the date of acquisition. Market values disclosed are based on NAIC quoted values.

POLICY LOANS

Policy loans are reported at unpaid principal balances which approximate fair value.

ASSET VALUATION RESERVE AND INTEREST MAINTENANCE RESERVE

The Asset Valuation Reserve and Interest Maintenance Reserve were determined by NAIC prescribed formulas and are reported as liabilities rather than as valuation allowances or appropriations of surplus.

POLICY AND CONTRACT CLAIMS

Policy and contract claims are determined on an individual case basis for reported losses. Estimates of incurred but not reported losses are developed on the basis of past experience.

              The Manufacturers Life Insurance Company of America

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

SEPARATE ACCOUNTS

Separate account assets and liabilities reported in the accompanying financial statements represent funds that are separately administered, principally for variable annuity and variable life contracts. For the majority of these contracts the contractholder, rather than the Company, bears the investment risk. Separate account assets are recorded at market value. Operations of the separate accounts are not included in the accompanying financial statements.

REVENUE RECOGNITION

Both premium and investment income are recorded when due.

REINSURANCE

Reinsurance premiums and claims are accounted for on a basis consistent with that used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums and claims are reported net of reinsured amounts.

POLICY RESERVES

Certain policy reserves are calculated based on statutorily required interest and mortality assumptions.


3.   INVESTMENTS AND INVESTMENT INCOME

The amortized cost and market value of investments in fixed maturities (bonds) as of September 30, 1996 is summarized as follows:


                                                                                      QUOTED OR
                                                       GROSS          GROSS           ESTIMATED
                                    AMORTIZED       UNREALIZED      UNREALIZE          MARKET
                                      COST             GAINS          LOSSES            VALUE
                                   -----------      -----------     -----------      -----------
                                   <C
U.S. Government                    $23,574,727        $432,425       $(199,428)      $23,807,724
Foreign Government                   9,258,320          75,039         (43,707)        9,289,652
Corporate                           24,930,739         558,435        (335,825)       25,153,349
                                   -----------      ----------      ----------       -----------
                                   $57,763,786      $1,065,899       $(578,960)      $58,250,725
                                   ===========      ==========      ==========       ===========

              The Manufacturers Life Insurance Company of America

3.   INVESTMENTS AND INVESTMENT INCOME (CONTINUED)

Proceeds from sales of investments in debt securities during 1996 were $81,149,600. Gross gains of $1,101,200 and gross losses of $1,615,209 were realized on those sales.

The amortized cost and market value of investments in fixed maturities (bonds) as of December 31, 1995 is summarized as follows:


                                                                                              QUOTED OR
                                                         GROSS               GROSS            ESTIMATED
                                      AMORTIZED        UNREALIZED         UNREALIZED            MARKET
                                          COST           GAINS              LOSSES              VALUE
                                     -----------       ----------         ----------         -----------
United States Government             $15,145,033       $  681,032          $(57,916)         $15,768,149
Foreign Government                     6,071,376          157,635                --            6,229,011
Corporate                             31,046,219        2,508,780                --           33,554,999
Mortgage-backed securities:
      U.S. Government agencies         9,522,771               --                --            9,522,771
Corporate                                971,803               --                --              971,803
                                     -----------       ----------          --------          -----------
                                     $62,757,202       $3,347,447          $(57,916)         $66,046,733
                                     ===========       ==========          ========          ===========


The amortized cost and market value of fixed maturities at September 30, 1996 by contractual maturities, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties.


   YEARS TO MATURITY                 AMORTIZED COST       MARKET VALUE
   -----------------                 --------------       ------------
One year or less                      $ 3,370,562         $ 3,370,561
Greater than 1; up to 5 years           3,177,517           3,207,447
Greater than 5; up to 10 years         27,522,948          27,717,746
Due after 10 years                     23,692,759          23,954,971
                                      -----------         -----------
                                      $57,763,786         $58,250,725
                                      ===========         ===========


At September 30, 1996, $10,644,347 of bonds at amortized cost were on deposit with government insurance departments to satisfy regulatory regulations.

              The Manufacturers Life Insurance Company of America

3.   INVESTMENTS AND INVESTMENT INCOME (CONTINUED)

Major categories of net investment income for the first nine months were as follows:


                                      NET INVESTMENT INCOME
                                     1996               1995
                                  ---------          ----------
Gross investment income:
   Bond Income                   $3,285,074          $3,190,652
   Policy Loans                     434,845             296,205
   Short-term investments           645,903             624,593
   Dividend Income                   95,983               7,848
                                 ----------          ----------
                                  4,461,805           4,119,298
Investment Expenses                (273,161)           (265,106)
                                 ----------          ----------
Net investment income            $4,188,644          $3,854,192
                                 ==========          ==========


4.   RELATED PARTY TRANSACTIONS

Manufacturers Life of America has a formal service agreement with Manulife Financial which can be terminated by either party upon two months' notice. Under the Agreement, Manufacturers Life of America will pay direct operating expenses incurred each year by Manulife Financial on behalf of Manufacturers Life of America. Services provided under the Agreement include legal, actuarial, investment, data processing and certain other administrative services. Costs incurred under this Agreement were $17,090,426 in the first nine months of 1996, and $17,029,106 in 1995. In addition, there was $4,916,476 agents' bonuses in 1996 and $3,697,487 in 1995 which were allocated to the Company and are included in commissions.

In addition, the Company has several reinsurance agreements with Manulife Financial which may be terminated upon the specified notice by either party. These agreements are summarized as follows:

(a) The Company assumes two blocks of insurance from Manulife Financial under coinsurance treaties. The Company's risk is limited to $100,000 of initial face amount per claim plus a pro-rata share of any increase in face amount.

(b) The Company cedes the risk in excess of $25,000 per life to Manulife Financial under the terms of an automatic reinsurance agreement.

(c) The Company cedes a substantial portion of its risk on its Flexible Premium Variable Life policies to Manulife Financial under the terms of a stop loss reinsurance agreement.

              The Manufacturers Life Insurance Company of America

4.   RELATED PARTY TRANSACTIONS (CONTINUED)

(d) Under the terms of an automatic coinsurance agreement, the Company cedes its risk on structured settlements to Manulife Financial.

Selected amounts relating to the above treaties reflected in the financial statements are as follows:


                                             1996             1995
                                           __________       __________

Life and annuity premiums assumed         $ 1,101,533      $ 5,540,618
Other life and annuity
 consideration ceded                         (371,518)        (431,357)
Commissions and expense allowances
 on reinsurance assumed                      (386,701)        (942,979)
Policy reserves assumed                    45,019,396       47,386,235
Policy reserves ceded                       3,853,375        3,833,247


5.   FEDERAL INCOME TAX

The Company joins the Parent, The Manufacturers Life Insurance Co. (USA) and Manulife Reinsurance Limited in filing a U.S. consolidated income tax return as a life insurance group under provisions of the Internal Revenue Code. In accordance with an income tax-sharing agreement dated December 29, 1983, the Company's income tax provision (or benefit) is computed as if the Company filed a separate income tax return. The Company receives no surtax exemption. Tax benefits from operating losses are provided at the U.S. statutory rate plus any tax credits attributable to the Company, provided the consolidated group utilizes such benefits currently. Taxes recoverable in the financial statements represent tax-related amounts receivable from affiliates.

              The Manufacturers Life Insurance Company of America

6.   STATUTORY RESTRICTIONS ON DIVIDENDS

The Company is subject to statutory limitations on the payment of dividends to its Parent. The Company cannot pay dividends during 1996 without the prior approval of insurance regulatory authorities.


7.   INVESTMENT IN SEPARATE ACCOUNTS

The Company markets variable life insurance and variable annuity products through Separate Accounts which use Manulife Series Fund, Inc. as an investment vehicle.

Common stock in the amount of $19,658,787 represents the Company's seed money investment in Manulife Series Fund, Inc..

     The following financial statements of
     The Manufacturers Life Insurance Company of America for the period ended
     December 31, 1995 are audited.

Report of Independent Auditors


The Board of Directors
The Manufacturers Life Insurance
     Company of America


We have audited the accompanying balance sheets of The Manufacturers Life Insurance Company of America as of December 31, 1995 and 1994, and the related statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 1995. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Manufacturers Life Insurance Company of America at December 31, 1995 and 1994, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1995, in conformity with generally accepted accounting principles and with reporting practices prescribed or permitted by the Insurance Department of the State of Michigan.


Philadelphia, Pennsylvania            ERNST & YOUNG LLP
February 2, 1996

              The Manufacturers Life Insurance Company of America

                                 Balance Sheets

                                                               DECEMBER 31
                                                           1995          1994
                                                      -----------------------------
ASSETS
Bonds, at amortized cost (market $66,046,733--
  1995 and $51,082,395--1994)                         $ 62,757,202     $ 52,149,080
Stocks                                                  22,584,259       25,629,580
Short-term investments                                          --       10,914,561
Policy loans                                             6,955,292        4,494,390
                                                      ------------     ------------
Total investments                                       92,296,753       93,187,611

Cash                                                     9,674,362        5,069,197
Life insurance premiums deferred and uncollected           504,818           13,646
Accrued investment income                                1,059,536          796,333
Separate account assets                                480,404,450      302,736,198
Funds receivable on reinsurance assumed                         --          880,284
Receivable for undelivered securities                      146,328           69,003
Taxes recoverable                                        3,308,316               --
Investment in subsidiary                                 1,080,184               --
Other assets                                               267,015          333,651
                                                      ------------     ------------
Total assets                                          $588,741,762     $403,085,923
                                                      ============     ============

LIABILITIES, CAPITAL AND SURPLUS
Aggregate policy reserves                              $26,683,090      $29,761,174
Other contract deposits                                  1,238,943        3,938,425
Interest maintenance and asset valuation reserves        4,742,400          111,566
Policy and contract claims                                 582,853           94,346
Provision for policyholder dividends payable             2,346,258        1,385,409
Amounts due to affiliates                                9,049,217        7,377,108
Payable for undelivered securities                          80,821        3,512,459
Accrued liabilities                                      7,315,315        4,773,565
Separate account liabilities                           480,404,450      302,736,198
                                                      ------------     ------------
Total liabilities                                      532,443,347      353,690,250

Capital and surplus:
  Common shares, par value $1.00; authorized,
    5,000,000 shares; issued and outstanding
    4,501,857 shares (4,501,855 shares in 1994)          4,501,857        4,501,855
  Preferred shares, par value $100; authorized
    5,000,000 shares; issued and outstanding
    105,000 shares                                      10,500,000       10,500,000
  Surplus note                                           8,500,000               --
  Capital paid in excess of par value                   63,500,180       49,849,998
  Deficit                                              (30,703,622)     (15,456,180)
                                                      ------------     ------------
Total capital and surplus                               56,298,415       49,395,673
                                                      ------------     ------------
Total liabilities, capital and surplus                $588,741,762     $403,085,923
                                                      ============     ============

See accompanying notes.

              The Manufacturers Life Insurance Company of America

                            Statements of Operations

                                                                    YEAR ENDED DECEMBER 31
                                                             1995             1994            1993
                                                        -----------------------------------------------
Revenues:
  Life and annuity premiums, principally
   reinsurance assumed                                  $  5,956,997      $ 25,385,628     $ 12,745,981
  Other life and annuity considerations                  153,859,957       168,075,003      113,332,974
  Investment income, net of investment
   expenses                                                5,840,560         3,588,629        3,323,962
  Amortization of interest maintenance reserve                23,975            19,527           32,866
  Commission and expense allowance
   on reinsurance ceded                                      147,109           187,694               --
  Foreign exchange (loss) gain                              (284,127)          114,728         (197,971)
  Other revenue                                              211,191            54,763           33,935
                                                        ------------      ------------     ------------
Total revenues                                           165,755,662       197,425,972      129,271,747

Benefits paid or provided:
  (Decrease) increase in aggregate policy reserves        (3,078,084)       16,741,569        5,168,484
  (Decrease) increase in liability for deposit funds      (2,699,482)          654,214        2,820,520
  Transfers to separate accounts, net                     99,807,392       136,896,150       98,601,141
  Death benefits                                           3,981,377           640,875          582,534
  Disability benefits                                        123,786                --               --
  Maturity benefits                                          207,719           580,615           79,253
  Surrender benefits                                      22,028,224         3,701,591        2,319,926
                                                        ------------      ------------     ------------
                                                         120,370,932       159,215,014      109,571,858

Insurance expenses:
  Management fee                                          22,864,000        21,222,310       12,378,288
  Commissions                                             21,411,198        23,416,110       14,742,130
  General expenses                                        15,475,621         8,260,467        5,108,104
  Commissions and expense allowances
   on reinsurance assumed                                  1,014,163           810,252          329,634
                                                        ------------      ------------     ------------
                                                          60,764,982        53,709,139       32,558,156
                                                        ------------      ------------     ------------

Loss before policyholders' dividends
  and federal income tax                                 (15,380,252)      (15,498,181)     (12,858,267)
Dividends to policyholders                                 2,367,002         1,149,719          837,454
                                                        ------------      ------------     ------------
Loss before federal income tax                           (17,747,254)      (16,647,900)     (13,695,721)
Federal income tax benefit                                (4,115,770)               --         (324,643)
                                                        ------------      ------------     ------------

Net loss from operations after policyholders'
  dividends and federal income tax                       (13,631,484)      (16,647,900)     (13,371,078)
Net realized capital gains (net of capital
  gains tax of $807,453 in 1995; $0 in 1994,
  and $236,415 in 1993, and $1,567,770 in
  1995, $(554,000) in 1994, and $347,292 in
  1993 transferred (from) to the interest
  maintenance reserve)                                       (73,343)       (3,012,485)          93,618
                                                        ------------      ------------     ------------
Net loss from operations                                $(13,704,827)     $(19,660,385)    $(13,277,460)
                                                        ============      ============     ============

See accompanying notes.

              The Manufacturers Life Insurance Company of America

                  Statements of Changes in Capital and Surplus


                                                               CAPITAL
                                                               PAID IN
                                                              EXCESS OF           SURPLUS
                                           CAPITAL            PAR VALUE          (DEFICIT)           TOTAL
                                          --------------------------------------------------------------------
Balance, December 31, 1992                $35,001,853        $4,000,000         $16,542,195        $55,544,048

Net loss from operations                                                        (13,277,460)       (13,277,460)
Issuance of preferred shares                        1         5,849,999                              5,850,000
Increase in asset valuation reserve                                                 (13,076)           (13,076)
Increase in nonadmitted assets                                                     (133,575)          (133,575)
Change in net unrealized capital
  losses                                                                         (1,592,242)        (1,592,242)
Change in liability for reinsurance
  in unauthorized companies                                                         (29,905)           (29,905)
Company's share of increase in
  separate account assets, net                                                    4,308,148          4,308,148
                                          -----------       -----------        ------------        -----------
Balance, December 31, 1993                 35,001,854         9,849,999           5,804,085         50,655,938


Net loss from operations                                                        (19,660,385)       (19,660,385)
Issuance of common stocks                           1        19,999,999                             20,000,000
Capital restructuring of preference
  shares                                  (20,000,000)       20,000,000                                     --
Increase in asset valuation reserve                                                 (55,286)           (55,286)
Increase in nonadmitted assets                                                   (1,021,357)        (1,021,357)
Change in net unrealized capital
  losses                                                                           (425,082)          (425,082)
Change in liability for reinsurance
  in unauthorized companies                                                         (98,155)           (98,155)
                                          -----------       -----------        ------------        -----------
Balance, December 31, 1994                 15,001,855        49,849,998         (15,456,180)        49,395,673


Net loss from operations                                                        (13,704,827)       (13,704,827)
Issuance of common shares                           2        12,569,998                             12,570,000
Issuance of surplus note                    8,500,000                                                8,500,000
Contribution of Manufacturers
  Adviser Corporation                                         1,080,184                              1,080,184
Increase in asset valuation reserve                                              (3,285,208)        (3,285,208)
Increase in nonadmitted assets                                                   (1,053,124)        (1,053,124)
Change in net unrealized capital
  losses                                                                          2,921,742          2,921,742
Change in liability for reinsurance
  in unauthorized companies                                                        (126,025)          (126,025)
                                          -----------       -----------        ------------        -----------
Balance, December 31, 1995                $23,501,857       $63,500,180        $(30,703,622)       $56,298,415
                                          ===========       ===========        ============        ===========

See accompanying notes.

              The Manufacturers Life Insurance Company of America

                            Statements of Cash Flows


                                                             YEAR ENDED DECEMBER 31
                                                    1995              1994              1993
                                               -------------------------------------------------
OPERATING ACTIVITIES
Premiums collected, net                        $159,337,079       $193,478,637      $126,075,035
Policy benefits paid, net                       (25,827,767)        (4,982,444)       (2,829,812)
Commissions and other expenses paid             (62,302,890)       (48,141,400)      (35,203,997)
Net investment income                             5,570,951          3,343,515         3,197,892
Other income and expenses                        (3,607,415)        (1,946,063)       (1,592,957)
Transfers to separate accounts, net             (98,031,353)      (136,950,482)      (98,220,292)

Net cash (used in) provided by                 ------------       ------------      ------------
  operating activities                          (24,861,395)         4,801,763        (8,574,131)

INVESTING ACTIVITIES
Sale, maturity, or repayment of investments      74,009,501         73,187,733        28,248,633
Purchase of investments                         (77,607,686)       (91,063,874)      (73,688,735)
                                               ------------       ------------      ------------
Net cash used in investing activities            (3,598,185)       (17,876,141)      (45,440,102)

FINANCING ACTIVITIES
Issuance of shares                               12,570,000         20,000,000         5,850,000
Contribution of Manufacturers Adviser
Corporation                                       1,080,184                 --                --
Issuance of surplus notes                         8,500,000                 --                --
Surplus withdrawn from separate account                  --                 --        48,701,076
                                               ------------       ------------      ------------
Net cash provided by financing activities        22,150,184         20,000,000        54,551,076
                                               ------------       ------------      ------------

Net (decrease) increase in cash and
  short-term investments                         (6,309,396)         6,925,622           536,843
Cash and short-term investments
  at beginning of year                           15,983,758          9,058,136         8,521,293
                                               ------------        -----------      ------------
Cash and short-term investments
  at end of year                               $  9,674,362        $15,983,758      $  9,058,136
                                               ============        ===========      ============

See accompanying notes.

              The Manufacturers Life Insurance Company of America

                         Notes to Financial Statements

                               December 31, 1995


1. ORGANIZATION

ORGANIZATION

The Manufacturers Life Insurance Company of America (Manufacturers Life of America or the Company) is a wholly-owned subsidiary of Manulife Reinsurance Corporation (U.S.A.) (the Parent), (formerly Manufacturers Life Insurance Company of Michigan), which is in turn a wholly-owned subsidiary of The Manufacturers Life Insurance Company (Manulife Financial), a Canadian-based mutual life insurance company (Notes 4 and 5).

The Company issues and sells variable universal life and variable annuity products in the United States. The Company also has a branch operation in Taiwan to develop and market traditional insurance for the Taiwanese market. At December 31, 1995 the Company had assets of $11,234,000 and liabilities of $5,696,000 in the Taiwan branch.

During 1995, the Company's parent contributed $12,570,000 of capital in return for 2 shares of the Company's common stock par value $1 with the remaining $12,569,998 being recorded as contributed surplus. During 1995, the Company's parent transferred 100% of the outstanding stock of Manufacturers Adviser Corporation to the Company which was recorded at book values as contributed surplus. During 1995, the Company's parent also contributed $8,500,000 in return for a 10-year surplus note bearing interest at 6.625%.

Subsequent to the year end, the Parent contributed $15,000,000 capital in return for 1 share of the Company's common stock par value $1 with the remaining $14,999,999 being recorded as contributed surplus.

During 1994, the Company's parent contributed $20,000,000 of capital in return for 1 share of the Company's common stock par value $1 with the remaining $19,999,999 being recorded as contributed surplus. During 1994, the Company restructured its capital by exchanging 230,000 shares of preferred stock with a par value of $23,000,000 for 3,000,000 shares of common stock par value $3,000,000 with the remaining $20,000,000 being recorded as contributed surplus.

The Parent contributed $5,850,000 in capital in return for 1 share of common stock during 1993.

              The Manufacturers Life Insurance Company of America

2. SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The accompanying financial statements of Manufacturers Life of America have been prepared in accordance with accounting practices prescribed or permitted by the Insurance Department of Michigan, which are considered generally accepted accounting principles for mutual life insurance companies and their wholly-owned direct and indirect subsidiaries. Such practices differ in certain respects from generally accepted accounting principles followed by stock life insurance companies in determining financial position and results of operations. In general, the differences are: (1) commissions and other costs of acquiring and writing policies are charged to expense in the year incurred rather than being amortized over the related policy term; (2) certain non-admitted assets are excluded from the balance sheet; (3) deferred income taxes are not provided for timing differences in recording certain items for financial statement and tax purposes; (4) certain transactions are reflected directly to surplus rather than reflected in net income from operations (for example, certain transactions related to the separate accounts); and (5) debt securities are carried at amortized cost.

In April 1993, the Financial Accounting Standards Board issued Interpretation No. 40, "Applicability of Generally Accepted Accounting Principles to Mutual Life Insurance and Other Enterprises." The Interpretation as amended is effective for 1996 annual financial statements and thereafter, and will no longer allow statutory financial statements to be described as being prepared in conformity with generally accepted accounting principles (GAAP). Upon the effective date of the Interpretation, in order for financial statements to be described as being prepared in accordance with GAAP, life insurance companies will be required to adopt all applicable standards promulgated by the FASB in any general purpose financial statements such companies may issue. While GAAP standards have recently been developed for mutual life insurance companies, the Company has not yet completed the complex and extensive historical calculations and thus is unable to quantify the effects of the Interpretation on its financial statements.

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

All amounts presented are expressed in U.S. Dollars. Certain amounts from prior periods have been reclassified to conform with current-period presentation.

              The Manufacturers Life Insurance Company of America

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

STOCKS

Stocks are carried at market value.

BONDS

Bonds not backed by other loans are carried at amortized cost as computed using the interest method. Loan backed bonds and other structured securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are updated periodically and are accounted for using the prospective method. Gains and losses on sales of bonds are calculated on the specific identification method and recognized into income based on NAIC prescribed formulas. Short-term investments include investments with maturities of less than one year at the date of acquisition. Market values disclosed are based on NAIC quoted values.

POLICY LOANS

Policy loans are reported at unpaid principal balances which approximate fair value.

ASSET VALUATION RESERVE AND INTEREST MAINTENANCE RESERVE

The Asset Valuation Reserve and Interest Maintenance Reserve were determined by NAIC prescribed formulas and are reported as liabilities rather than as valuation allowances or appropriations of surplus.

POLICY AND CONTRACT CLAIMS

Policy and contract claims are determined on an individual case basis for reported losses. Estimates of incurred but not reported losses are developed on the basis of past experience.

              The Manufacturers Life Insurance Company of America

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

SEPARATE ACCOUNTS

Separate account assets and liabilities reported in the accompanying financial statements represent funds that are separately administered, principally for variable annuity and variable life contracts. For the majority of these contracts the contractholder, rather than the Company, bears the investment risk. Separate account assets are recorded at market value. Operations of the separate accounts are not included in the accompanying financial statements.

REVENUE RECOGNITION

Both premium and investment income are recorded when due.

INVESTMENT IN SUBSIDIARIES

The investment in Manufacturers Adviser Corporation ("MAC") is carried at net equity of MAC as computed under generally accepted accounting principles. Undistributed income and loss is treated as a component of unrealized gains and losses and applies directly to capital and surplus.

REINSURANCE

Reinsurance premiums and claims are accounted for on a basis consistent with that used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums and claims are reported net of reinsured amounts.

POLICY RESERVES

Certain policy reserves are calculated based on statutorily required interest and mortality assumptions.

              The Manufacturers Life Insurance Company of America

3. INVESTMENTS AND INVESTMENT INCOME

The amortized cost and market value of investments in fixed maturities (bonds) as of December 31, 1995 is summarized as follows:


                                                                            QUOTED OR
                                                GROSS         GROSS         ESTIMATED
                                 AMORTIZED    UNREALIZED    UNREALIZED       MARKET
NAME OF PERSON                     COST         GAINS         LOSSES          VALUE
--------------                   ---------    ----------    ----------      ---------
United States Government       $15,145,033      $681,032    $  (57,916)    $15,768,149
Foreign governments              6,071,376       157,635            --       6,229,011
Corporate                       31,046,219     2,508,780            --      33,554,999
Mortgage-backed securities:
U.S. Government agencies         9,522,771            --            --       9,522,771
Corporate                          971,803            --            --         971,803
                               -----------    ----------    ----------     -----------
                               $62,757,202    $3,347,447    $  (57,916)    $66,046,733
                               ===========    ==========    ==========     ===========

Proceeds from sales of investments in debt securities during 1995 were $67,506,660. Gross gains of $2,630,790 and gross losses of $218,778 were realized on those sales.

The amortized cost and market value of investments in fixed maturities (bonds) as of December 31, 1994 is summarized as follows:


                                                                            QUOTED OR
                                                GROSS         GROSS         ESTIMATED
                                 AMORTIZED    UNREALIZED    UNREALIZED       MARKET
NAME OF PERSON                     COST         GAINS         LOSSES          VALUE
--------------                   ---------    ----------    ----------      ---------
United States Government       $31,784,581    $ 243,971       $(441,592)   $31,586,960
Foreign governments              7,388,458           --        (294,385)     7,094,073
Corporate                        9,986,244        2,457        (577,136)     9,411,565
Mortgage-backed securities:
U.S. Government agencies         2,480,571           --              --      2,480,571
Corporate                          509,226           --              --        509,226
                               -----------    ---------     -----------    -----------
                               $52,149,080    $ 246,428     $(1,313,113)   $51,082,395
                               ===========    =========     ===========    ===========


Proceeds from sales of investments in debt securities during 1994 were $43,175,845. Gross gains of $167,738 and gross losses of $1,006,702 were realized on those sales.

              The Manufacturers Life Insurance Company of America

3. INVESTMENTS AND INVESTMENT INCOME (CONTINUED)

The amortized cost and market value of fixed maturities at December 31, 1995 by contractual maturities, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties.


      YEARS TO MATURITY           AMORTIZED COST      MARKET VALUE
------------------------------    --------------      ------------
One year or less                      $564,857           $564,857
Greater than 1; up to 5 years        4,079,679          4,181,361
Greater than 5; up to 10 years      14,786,283         15,858,075
Due after 10 years                  32,831,809         34,947,866
Mortgage-backed securities          10,494,574         10,494,574
                                   -----------        -----------
                                   $62,757,202        $66,046,733
                                   ===========        ===========

At December 31, 1995, $6,617,749 of bonds at amortized cost were on deposit with government insurance departments to satisfy regulatory regulations.

Major categories of net investment income for each year were as follows:


                                               NET INVESTMENT INCOME
                                        1995          1994            1993
                                        ----          ----            ----
Gross investment income:
Dividends; Manulife Series Fund,
Inc. (Note 9)                          $645,908     $1,244,794     $1,440,392
Bond income                           4,430,236      1,712,294      1,422,064
Policy loans                            360,406        236,972        166,514
Short-term investments                  754,346        501,477        384,178
                                     ----------     ----------     ----------
                                      6,190,896      3,695,537      3,413,148

Investment expenses                    (350,336)      (106,908)       (89,186)
                                     ----------     ----------     ----------
Net investment income                $5,840,560     $3,588,629     $3,323,962
                                     ==========     ==========     ==========

              The Manufacturers Life Insurance Company of America

4. RELATED PARTY TRANSACTIONS

Manufacturers Life of America has a formal service agreement with Manulife Financial which can be terminated by either party upon two months' notice. Under the Agreement, Manufacturers Life of America will pay direct operating expenses incurred each year by Manulife Financial on behalf of Manufacturers Life of America. Services provided under the Agreement include legal, actuarial, investment, data processing and certain other administrative services. Costs incurred under this Agreement were $23,211,484 in 1995, $21,326,446 in 1994, and $12,467,474 in 1993. In addition, there were $5,052,062 agents' bonuses in 1995, $7,795,184 in 1994, and $5,363,558 in 1993 which were allocated to the Company and are included in commissions.

In addition, the Company has several reinsurance agreements with Manulife Financial which may be terminated upon the specified notice by either party. These agreements are summarized as follows:

(a) The Company assumes two blocks of insurance from Manulife Financial under coinsurance treaties. The Company's risk is limited to $100,000 of initial face amount per claim plus a pro-rata share of any increase in face amount.

(b) The Company cedes the risk in excess of $25,000 per life to Manulife Financial under the terms of an automatic reinsurance agreement.

(c) The Company cedes a substantial portion of its risk on its Flexible Premium Variable Life policies to Manulife Financial under the terms of a stop loss reinsurance agreement.

(d) Under the terms of an automatic coinsurance agreement, the Company cedes its risk on structured settlements to Manulife Financial.

              The Manufacturers Life Insurance Company of America

4. RELATED PARTY TRANSACTIONS (CONTINUED)

Selected amounts relating to the above treaties reflected in the financial statements are as follows:


                                 1995          1994           1993
                                 ----          ----           ----
Life and annuity premiums
  assumed                     $5,956,997    $25,385,628    $12,745,981
Other life and annuity
  considerations ceded          (598,330)      (437,650)      (201,685)
Commissions and expense
  allowances
  on reinsurance assumed      (1,014,163)      (810,252)      (329,634)
Policy reserves assumed       48,714,791     47,672,591     23,070,952
Policy reserves ceded          3,833,247      3,786,647      3,782,156

During 1993, the Company assumed the first $50,000 of initial face amount on two blocks of business. This resulted in transfers of $10,837,000 to establish the initial reserves. In 1994 the treaties were amended to assume the first $100,000 of initial face amount for the same blocks of business. This resulted in a transfer of $21,477,000 to establish the additional reserve. Commissions equal to 17% are charged for all renewed premiums related to these contracts.

During 1994, the Company terminated another treaty resulting in a premium to Manulife Financial to transfer the reserve of $799,874.

Manulife Financial provides a claims paying guarantee to all U.S. policyholders.

5. FEDERAL INCOME TAX

The Company joins the Parent, The Manufacturers Life Insurance Co. (U.S.A.) and Manufacturers Reinsurance Limited in filing a U.S. consolidated income tax return as a life insurance group under provisions of the Internal Revenue Code. In accordance with an income tax-sharing agreement dated December 29, 1983, the Company's income tax provision (or benefit) is computed as if the Company filed a separate income tax return. The Company receives no surtax exemption. Tax benefits from operating losses are provided at the U.S. statutory rate plus any tax credits attributable to the Company, provided the consolidated group utilizes such benefits currently. Taxes recoverable in the financial statements represent tax-related amounts receivable from affiliates.

              The Manufacturers Life Insurance Company of America

5. FEDERAL INCOME TAX

The Company, Parent and The Manufacturers Life Insurance Co. (U.S.A.) have available consolidated net operating losses of approximately $51,400,000 which will expire in the year 2009 and capital loss carryforwards of approximately $102,800,000 which will expire in 1999. The losses of the Company, Parent and the Manufacturers Life Insurance Co. (U.S.A.) may be used to offset the ordinary and capital gain income of Manufacturers Reinsurance Limited.

6. STATUTORY RESTRICTIONS ON DIVIDENDS

The Company is subject to statutory limitations on the payment of dividends to its Parent. The Company cannot pay dividends during 1995 without the prior approval of insurance regulatory authorities.

7. REINSURANCE

The Company cedes reinsurance as a party to several reinsurance treaties with major unrelated insurance companies. The Company remains obligated for amounts ceded in the event reinsurers do not meet their obligations.

Summary financial information related to these reinsurance activities is as follows:


                                    1995        1994        1993
                                    ----        ----        ----
Life insurance premiums ceded     $275,145    $218,767    $130,913

              The Manufacturers Life Insurance Company of America

8. RESERVES

Aggregate policy reserves for life policies including variable life, are based on statutory mortality tables and interest assumptions using either the net level or commissioners' reserve valuation method. The composition of the aggregate policy reserves at December 31, 1995 and 1994 is as follows:


                                 MORTALITY                  INTEREST
     AGGREGATE RESERVES            TABLE                    RATES
     ------------------            -----                    --------
    1995            1994
    ----            ----
$25,561,456     $28,553,885      1980 CSO                   4%
   (173,768)       (189,080)     Reinsurance ceded
  1,295,402       1,396,369      Miscellaneous
-----------     -----------
$26,683,090     $29,761,174
===========     ===========

At December 31, 1995 the Company's annuity reserves and deposit fund liabilities are comprised as follows:


                                                 AMOUNT      PERCENT
                                                 ------      -------
                                               (in 000's)
Subject to discretionary withdrawal:
  With market value adjustment                  $222,994      97.8%
  At book value less current surrender charge      1,239        .5%
Not subject to discretionary withdrawal            3,863       1.7%
                                                --------      -----
Total gross annuity actuarial reserves and
  deposit fund liabilities                      $228,096       100%
                                                ========      =====

9. INVESTMENT IN SEPARATE ACCOUNTS

During 1984, the Company initiated plans to market variable life insurance products through Separate Account One of The Manufacturers Life Insurance Company of America ("Separate Account One") using Manulife Series Fund, Inc. as its investment vehicle. Initial capitalization was $15,000,000. Through 1988, the Company provided an additional capitalization of $6,000,000.

              The Manufacturers Life Insurance Company of America

9. INVESTMENT IN SEPARATE ACCOUNTS (CONTINUED)

In December 1993, the Company transferred all of its shares, related to seed money, in Manulife Series Fund, Inc. out of Separate Account One to the General Account. At December 31, 1995, the $22,584,259 common stock represents the Company's seed money investment in Manulife Series Fund, Inc.

During 1995, 1994, and 1993, the following dividends were received from Manulife Series Fund, Inc.:


                              1995         1994           1993
                              ----         ----           ----
Separate Account One         $24,041       $38,732     $1,610,693
Separate Account Two       3,520,461     4,574,620      7,377,861
Separate Account Three     1,693,796     1,490,374        666,141
Separate Account Four      2,445,127     3,072,376      4,966,559
General Account              645,908     1,244,794      1,440,392

Dividends have been reinvested by the Company in Manulife Series Fund, Inc.

During 1993, the Company withdrew $8,000,000 of its seed money and accumulated earnings from Separate Account One and the Manulife Series Fund, Inc. and utilized these funds to pay down its intercompany debt.

During 1994, the Company withdrew $13,011,137 of its seed money and accumulated earnings from the Manulife Series Fund, Inc. and utilized these funds to pay down its intercompany debt.

During 1995, the Company withdrew $6,500,000 of its seed money and accumulated earnings from the Manulife Series Fund, Inc. and utilized these funds to pay down its intercompany debt.

            (This Page Intentionally Left Blank)

Manulife Financial and the block design are registered service marks of The Manufacturers Life Insurance
Company and are used by it and its subsidiaries.

PART II


OTHER INFORMATION



Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940

The Manufacturers Life Insurance Company of America hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement, as amended from time to time, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                       CONTENTS OF REGISTRATION STATEMENT

     This registration statement comprises the following papers and documents:
                The facing sheet;
                The Prospectus, consisting of      pages;
                The signatures;
                Written consents of the following persons:

                Jones & Blouch L.L.P.

                Ernst & Young  LLP

                John R. Ostler


     The following exhibits:

27.  Financial Data Schedules.**


l. Copies of all exhibits required by paragraph A of the instructions as to exhibits in Form N-8B-2 are set forth below under designations based on such instructions:


A(1) Resolution of Board of Directors of The Manufacturers Life Insurance Company of America establishing Separate Account One. Previously filed as Exhibit A(1) to the Registration Statement on Form S-6 filed by The Manufacturers Life Insurance Company of America on December 23, 1983.

A(3)(a) Distribution Agreement between The Manufacturers Life Insurance Company of America and ManEquity, Inc. Previously filed as Exhibit A(3)(a) to the Registration Statement on Form S-6 filed by The Manufacturers Life Insurance Company of America on May 25, 1984.

A(3)(b)(i)  Specimen agreement between ManEquity, Inc. and registered representatives. Previously filed as Exhibit A(3)(b)(i) to the Registration Statement on Form S-6 filed by The Manufacturers Life Insurance Company of America on May 25, 1984.

A(3)(b)(ii) Specimen agreement between ManEquity and dealers.  Previously filed as Exhibit A(3)(b)(ii) to Post-Effective Amendement No. 10 to the Registration Statement on Form S-6 filed by The Manufacturers Life Insurance Company of America on February 26, 1993.

A(3)(c) Schedule of Sales Commissions. Previously filed as Exhibit A(3)(c) to the Registration Statement on Form S-6 filed by The Manufacturers Life Insurance Company of America on December 23, 1984.

A(5) Form of Variable Life Insurance Policy. Previously filed as Exhibit A(5) to the Registration Statement on Form S-6 filed by The Manufacturers Life Insurance Company of America on May 25, 1984.

A(5)(a) Endorsement to Variable Life Insurance Policy re State of domicile of The Manufacturers Life Insurance Company of America. Previously filed as Exhibit A(5)(a) to Post-Effective Amendement No. 10 to the Registration Statement on Form S-6 filed by The Manufacturers Life Insurance Company of America on February 26, 1993.

A(6)(a) Restated Articles of Redomestication of The Manufacturers Life Insurance Company of America.**

A(6)(b)     By-Laws of The Manufacturers Life Insurance Company of America.**



________________________

** filed electronically

A(8)(a) Service Agreement between The Manufacturers Life Insurance Company of
        America and The Manufacturers Life Insurance Company. Previously filed as Exhibit A(8)(a) to the Registration Statement on Form S-6 filed by The Manufacturers Life Insurance Company of America on May 25, 1984.

A(8)(a)(i)  Amendment to Service Agreement.  Previously filed as Exhibit
            A(8)(a)(i) to Post-Effective Amendement No. 10 to the Registration Statement on Form S-6 filed by The Manufacturers Life Insurance Company of America on February 26, 1993.

A(8)(a)(ii) Amendments to Service Agreement:  May 31, 1993 and June 30, 1993**.

A(8)(b) Automatic Reinsurance Agreement between The Manufacturers Life Insurance
        Company of America and The Manufacturers Life Insurance Company. Previously filed as Exhibit A(8)(b) to the Registration Statement on Form S-6 filed by The Manufacturers Life Insurance Company of America on May 25, 1984.

A(10) Form of Application for Variable Life Insurance Policy. Previously filed as Exhibit A(10) to the Registration Statement on Form S-6 filed by The Manufacturers Life Insurance Company of America on May 25, 1984.

2.   See Exhibit A(5).

3. Opinion and consent of James D. Gallagher, Esq., General Counsel of The Manufacturers Life Insurance Company of America.**

4.   None.

5.   Not applicable.

6. Opinion and consent of John R. Ostler, Vice President, Chief Actuary and Treasurer of The Manufacturers Life Insurance Company of America.**

**   filed electronically

7.   Form of notice of short-term cancellation right.  Previously filed as
     Exhibit 7 to the Registration Statement on Form S-6 filed by The Manufacturers Life Insurance Company of America on May 10, 1985.

8. Adjustment computation required by Rule 6e-2(b)(13)(v)(B). Previously filed as Exhibit 8 to the Registration Statement on Form S-6 filed by The Manufacturers Life Insurance Company of America on May 10, 1985.

9.   Consent of Ernst & Young LLP.**

10.  Consent of Jones & Blouch L.L.P.**


** filed electronically

SIGNATURES


      As required by the Securities Act of 1933 and the Investment Company Act of l940, the registrant, SEPARATE ACCOUNT ONE OF THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA, and its depositor, THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA, certify that the registrant meets all of the requirements for effectiveness of this amended registration statement pursuant to Rule 485(b)(1)(ix) under the Securities Act of 1933 and have caused this amended registration statement to be signed on their behalf in the City of Toronto, Province of Ontario, Canada, on the 13th day of December, 1996.


[SEAL]                          SEPARATE ACCOUNT ONE OF THE
                                MANUFACTURERS LIFE INSURANCE
                                COMPANY OF AMERICA
                                --------------------------------
                                         (Registrant)

                                By: THE MANUFACTURERS LIFE
                                    INSURANCE COMPANY OF AMERICA
                                --------------------------------
                                         (Depositor)

                                By:   /s/ Donald A. Guloien
                                --------------------------------
                                      DONALD A. GULOIEN
                                      President

                                THE MANUFACTURERS LIFE INSURANCE
                                COMPANY OF AMERICA

                                By:   /s/ Donald A. Guloien
                                --------------------------------
                                      DONALD A. GULOIEN
                                      President

Attest
/s/ Sheri L. Kocen
------------------
(0)SA1-486(b)

SIGNATURES

     Pursuant to the requirements of the Securities Act of l933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


  Signature                     Title                           Date
  -----------------------  -----------------------------  --------------------


  /s/ Donald A. Guloien    President and Director         December 13, 1996
  -----------------------                                 --------------------
  DONALD A. GULOIEN        (Principal Executive Officer)


                           Director
  -----------------------                                 --------------------
  SANDRA M. COTTER


  /s/ James D. Gallagher   Director, Secretary            December 13, 1996
  -----------------------                                 --------------------
  JAMES D. GALLAGHER


  /s/ Bruce Gordon         Director                       December 13, 1996
  -----------------------                                 --------------------
  BRUCE GORDON


                           Director
  -----------------------                                 --------------------
  THEODORE KILKUSKIE, JR.


  /s/ Joseph J. Pietroski  Director                       December 13, 1996
  -----------------------                                 --------------------
  JOSEPH J. PIETROSKI


  /s/ John D. Richardson   Director and Chairman          December 13, 1996
  -----------------------                                 --------------------
  JOHN D. RICHARDSON


  /s/ Douglas H. Myers     Vice President, Finance        December 13, 1996
  -----------------------                                 --------------------
  DOUGLAS H. MYERS         (Principal Financial Officer)

                                 EXHIBIT INDEX
                                 -------------

                                                  Page in Sequential
                                                  Numbering System
Exhibit No.      Description                      Where Exhibit Located
-----------      -----------                       ---------------------

27.  Financial Data Schedules

A(1)             Resolution of Board of           Previously filed as Exhibit
                 Directors of The Manu-           A(1) to the Registration
                 facturers Life Insurance         Statement on Form S-6 filed
                 Company of America               by The Manufacturers Life
                 establishing Separate            Insurance Company of America
                 Account One.                     on December 23, 1983.

A(3)(a)          Distribution Agreement           Previously filed as Exhibit
                 between The Manufacturers        A(3)(a) to the Registration
                 Life Insurance Company of        Statement on Form S-6 filed
                 America and ManEquity, Inc.      By The Manufacturers Life
                                                  Insurance Company of America
                                                  on May 25, 1984.

A(3)(b)(i)       Specimen agreement bet-          Previously filed as Exhibit
                 ween ManEquity, Inc. and         A(3)(b)(i) to the Registration
                 registered representatives.      Statement on Form S-6 filed
                                                  by The Manufacturers Life
                                                  Insurance Company of America
                                                  on May 25, 1984.

A(3)(b)(ii)      Specimen agreement bet-          Previously filed as Exhibit
                 ween ManEquity and dealers.      A(3)(b)(ii) to Post-Effective
                                                  Amendment No. 10 to the Regis-
                                                  tration Statement on Form S-6
                                                  filed by The Manufacturers
                                                  Life Insurance Company of
                                                  America on February 26, 1993.

A(3)(c)          Schedule of Sales                Previously filed as Exhibit
                 Commissions.                     A(3)(c) to the Registration
                                                  Statement on Form S-6 filed by
                                                  The Manufacturers Life
                                                  Insurance Company of America
                                                  on December 23, 1984.

A(5)             Form of Variable Life            Previously filed as Exhibit
                 Insurance Policy.                A(5) to the Registration
                                                  Statement on Form S-6 filed by
                                                  The Manufacturers Life
                                                  Insurance Company of America
                                                  on May 25, 1984.

A(5)(a)          Endorsement to Variable          Previously filed as Exhibit
                 Life Insurance Policy re         A(5)(a) to Post-Effective
                 State of domicile of The         Amendment No. 10 to the Regis-
                 Manufacturers Life               tration Statement on Form S-6
                 Insurance Company of             filed by The Manufacturers
                 America.                         Life Insurance Company of
                                                  America on February 26, 1993.

                                                  Page in Sequential
                                                  Numbering System
Exhibit No.      Description                      Where Exhibit Located
-----------      -----------                       ---------------------

A(6)(a)          Restated Articles of
                 Redomestication of The
                 Manufacturers Life
                 Insurance Company of
                 America.**

A(6)(b)          By-Laws of The Manu-
                 facturers Life Insurance
                 Company of America.**

A(8)(a)          Service Agreement between        Previously filed as
                 The Manufacturers Life           Exhibit A(8)(a) to the
                 Insurance Company of             Registration Statement on
                 America and The Manu-            Form S-6 filed by The
                 facturers Life Insurance         Manufacturers Life
                 Company.                         Insurance Company of
                                                  America on May 25, 1984.

A(8)(a)(i)       Amendment to Service             Previously filed as Exhibit
                 Agreement.                       A(8)(a)(i) to Post-Effective
                                                  Amendment No. 10 to the Regis-
                                                  tration Statement on Form S-6
                                                  filed by The Manufacturers
                                                  Life Insurance Company
                                                  America on February 26, 1993.

A(8)(a)(ii)      Amendments to Service
                 Agreement:  May 31, 1993
                 and June 30, 1993.**

A(8)(b)          Automatic Reinsurance            Previously filed as
                 Agreement between The            Exhibit A(8)(b) to the
                 Manufacturers Life               Registration Statement on
                 Insurance Company of             Form  S-6 filed by The
                 America and The Manu-            Manufacturers Life
                 facturers Life Insurance         Insurance Company of
                 Company.                         America on May 25, 1984.

A(10)            Form of Application for          Previously filed as
                 Variable Life Insurance          Exhibit A(10) to the
                 Policy.                          Registration Statement on
                                                  Form  S-6 filed by The
                                                  Manufacturers Life
                                                  Insurance Company of
                                                  America on May 25, 1984.


2.               See Exhibit A(5).

** filed electronically

                                                  Page in Sequential
                                                  Numbering System
Exhibit No.      Description                      Where Exhibit Located
-----------      -----------                       ---------------------

3.               Opinion and consent of
                 James D. Gallagher, Esq.,
                 General Counsel of The
                 Manufacturers Life
                 Insurance Company of
                 America.**


4.               None.

5.               Not applicable.

6.               Opinion and consent of
                 John R. Ostler, Vice
                 President, Chief Actuary
                 and Treasurer of The Manu-
                 facturers Life Insurance
                 Company of America.**

7.               Form of notice of short-         Previously filed as
                 term cancellation right.         Exhibit 7 to the
                                                  Registration Statement on
                                                  Form S-6 filed by The
                                                  Manufacturers Life
                                                  Insurance Company of
                                                  America on May 10, 1985.

8.               Adjustment computation           Previously filed as
                 required by Rule                 Exhibit 8 to the
                 6e-2(b)(13)(v)(B).               Registration Statement on
                                                  Form S-6 filed by The
                                                  Manufacturers Life
                                                  Insurance Company of
                                                  America on May 10, 1985.
9.               Consent of Ernst &
                 Young LLP.**

10.              Consent of Jones &
                 Blouch.L.L.P.**

** Filed electronically